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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-05686
AIM Investment Securities Funds (Invesco Investment Securities Funds)
(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Address of principal executive offices)     (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 11/30/11

Item 1. Schedule of Investments.

Invesco Dynamics Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2011

invesco.com/us     I-DYN-QTR-1  11/11       Invesco Advisers, Inc.

Schedule of Investments(a)
November 30, 2011
(Unaudited)

	Shares	Value

Common Stocks—96.64%
Aerospace & Defense—1.05%
Triumph Group, Inc.	153,465	$9,129,633

Air Freight & Logistics—1.48%
C.H. Robinson Worldwide, Inc.	186,589	12,783,212

Apparel Retail—0.65%
Abercrombie & Fitch Co. -Class A	116,833	5,597,469

Apparel, Accessories & Luxury Goods—1.65%
Coach, Inc.	228,280	14,288,045

Application Software—1.40%
Citrix Systems, Inc. (b)	169,860	12,126,305

Asset Management & Custody Banks—0.91%
Affiliated Managers Group, Inc. (b)	83,652	7,910,970

Auto Parts & Equipment—3.26%
BorgWarner, Inc. (b)	187,593	12,366,130
Gentex Corp.	537,166	15,835,654

		28,201,784

Automobile Manufacturers—0.92%
Tesla Motors, Inc. (b) (c)	242,684	7,945,474

Biotechnology—2.30%
BioMarin Pharmaceutical Inc. (b)	347,135	12,017,814
United Therapeutics Corp. (b)	193,778	7,927,458

		19,945,272

Broadcasting—1.88%
Discovery Communications, Inc. -Class A (b)	388,014	16,288,828

Communications Equipment—2.69%
F5 Networks, Inc. (b)	79,794	9,019,116
Juniper Networks, Inc. (b)	383,039	8,698,815
Sycamore Networks, Inc.	279,861	5,541,248

		23,259,179

Computer Storage & Peripherals—0.92%
NetApp, Inc. (b)	135,948	5,006,965
Western Digital Corp. (b)	101,501	2,950,634

		7,957,599

Construction & Engineering—1.02%
MasTec Inc. (b)	552,554	8,846,390

Construction & Farm Machinery & Heavy Trucks—2.51%
AGCO Corp. (b)	271,830	12,436,222
Navistar International Corp. (b)	249,750	9,298,193

		21,734,415

Consumer Finance—1.48%
Discover Financial Services	537,889	12,812,516

Electrical Components & Equipment—1.52%
Cooper Industries PLC (Ireland) (c)	236,449	13,130,013

Electronic Components—2.03%
Amphenol Corp. -Class A	387,969	17,586,635

Fertilizers & Agricultural Chemicals—1.36%
Intrepid Potash, Inc. (b)	508,364	11,773,710

Footwear—2.56%
Crocs, Inc. (b)	447,294	6,937,530
Deckers Outdoor Corp. (b)	139,592	15,207,850

		22,145,380

General Merchandise Stores—1.54%
Dollar Tree, Inc. (b)	163,644	13,335,350

Health Care Equipment—1.23%
CareFusion Corp. (b)	431,591	10,694,825

Health Care Facilities—2.44%
Brookdale Senior Living, Inc. (b)	399,900	6,218,445
Universal Health Services, Inc. -Class B	371,140	14,927,251

		21,145,696

Health Care Services—4.71%
DaVita, Inc. (b)	248,216	18,909,095
Express Scripts, Inc. (b)	286,101	13,060,511
HMS Holdings Corp. (b)	290,437	8,808,954

		40,778,560

Health Care Technology—1.49%
Allscripts Healthcare Solutions, Inc. (b)	663,255	12,906,942

Hotels, Resorts & Cruise Lines—1.51%
Starwood Hotels & Resorts Worldwide, Inc.	274,978	13,110,951

Household Products—1.83%
Church & Dwight Co., Inc.	359,033	15,887,210

Human Resource & Employment Services—1.16%
Robert Half International, Inc.	378,281	10,020,664

See accompanying notes which are an integral part of this schedule.
Invesco Dynamics Fund

	Shares	Value

Industrial Gases—1.84%
Airgas, Inc.	207,252	$15,948,041

Industrial Machinery—3.49%
Flowserve Corp.	124,704	12,815,830
Gardner Denver Inc.	203,161	17,414,961

		30,230,791

Internet Retail—0.79%
Shutterfly, Inc. (b) (c)	253,077	6,853,325

Internet Software & Services—1.30%
Equinix, Inc. (b)	112,350	11,237,247

IT Consulting & Other Services—2.25%
Cognizant Technology Solutions Corp. -Class A (b)	164,204	11,059,139
Gartner, Inc. (b) (c)	221,877	8,393,607

		19,452,746

Life Sciences Tools & Services—0.11%
Illumina, Inc. (b) (c)	35,900	998,738

Managed Health Care—3.64%
Aetna Inc.	464,961	19,444,669
Aveta, Inc. (Acquired 12/21/05-02/21/06; Cost $18,389,812)(b)(d)	1,340,000	12,060,000

		31,504,669

Movies & Entertainment—1.31%
Cinemark Holdings, Inc.	580,872	11,379,283

Oil & Gas Drilling—1.10%
Patterson-UTI Energy, Inc.	455,150	9,567,253

Oil & Gas Equipment & Services—4.42%
Cameron International Corp. (b)	413,296	22,313,851
Key Energy Services, Inc. (b)	474,316	7,162,171
Weatherford International Ltd. (Switzerland)	581,798	8,820,058

		38,296,080

Oil & Gas Exploration & Production—3.92%
Cabot Oil & Gas Corp.	194,788	17,256,269
Whiting Petroleum Corp. (b)	358,931	16,693,881

		33,950,150

Packaged Foods & Meats—1.25%
H.J. Heinz Co.	205,893	10,840,266

Railroads—2.31%
Kansas City Southern (b)	294,097	20,007,419

Restaurants—1.67%
Panera Bread Co. -Class A (b)	100,828	14,456,719

Semiconductor Equipment—2.87%
KLA-Tencor Corp.	272,193	12,548,097
Lam Research Corp. (b)	302,091	12,316,250

		24,864,347

Semiconductors—2.05%
Avago Technologies Ltd. (Singapore)	196,758	5,887,000
Linear Technology Corp.	386,683	11,844,100

		17,731,100

Specialized Consumer Services—0.48%
Coinstar, Inc. (b) (c)	98,392	4,200,354

Specialty Chemicals—2.39%
Albemarle Corp.	222,201	12,116,621
LyondellBasell Industries N.V. — Class A (Netherlands) (c)	262,539	8,577,149

		20,693,770

Specialty Stores—5.34%
Dick’s Sporting Goods, Inc. (b)	391,043	15,371,900
PetSmart, Inc.	322,907	15,580,263
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	219,979	15,317,138

		46,269,301

Systems Software—0.98%
Check Point Software Technologies Ltd. (Israel)(b)	152,950	8,464,253

Technology Distributors—1.06%
Avnet, Inc. (b)	308,880	9,201,535

Trucking—1.59%
J.B. Hunt Transport Services, Inc.	300,683	13,747,227

Wireless Telecommunication Services—2.98%
NII Holdings Inc. (b)	403,926	9,294,337
SBA Communications Corp. -Class A (b)	403,443	16,496,785
		25,791,122

Total Common Stocks (Cost $860,032,933)		837,028,763

Money Market Funds—2.43%
Liquid Assets Portfolio — Institutional Class (e)	10,518,413	10,518,413
Premier Portfolio — Institutional Class (e)	10,518,413	10,518,413

Total Money Market Funds (Cost $21,036,826)		21,036,826

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—99.07% (Cost $881,069,759)		858,065,589

See accompanying notes which are an integral part of this schedule.
Invesco Dynamics Fund

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—2.10%
Liquid Assets Portfolio-Institutional Class (Cost $18,247,806)(e) (f)	18,247,806	$18,247,806

TOTAL INVESTMENTS—101.17% (Cost $899,317,565)		876,313,395

OTHER ASSETS LESS LIABILITIES—(1.17)%		(10,163,386)

NET ASSETS—100.00%		$866,150,009

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at November 30, 2011.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2011 represented 1.39% of the Fund’s Net Assets.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	The security has been segregated to satisfy the commitment to return cash collateral received in securities lending transactions upon the borrower’s return of securities loaned. See Note 1D
See accompanying notes which are an integral part of this schedule.
Invesco Dynamics Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A. Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Dynamics Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized
Invesco Dynamics Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$864,253,395	$12,060,000	$—	$876,313,395
Invesco Dynamics Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2011 was $1,068,464,112 and $1,179,543,011 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$56,386,586
Aggregate unrealized (depreciation) of investment securities	(79,580,462)

Net unrealized appreciation (depreciation) of investment securities	$(23,193,876)

Cost of investments for tax purposes is $899,507,271.
Invesco Dynamics Fund

Invesco Global Real Estate Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2011

invesco.com/us GRE-QTR-1 11/11 Invesco Advisers, Inc.

Schedule of Investments
November 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—98.73%
Australia—8.94%

CFS Retail Property Trust	4,507,086	$8,713,684

Dexus Property Group	5,590,826	5,068,575

Goodman Group	9,743,602	6,175,633

GPT Group	2,131,027	7,010,813

Investa Office Fund	7,545,026	4,701,015

Stockland	3,584,129	12,794,119

Westfield Group	2,594,511	22,468,863

Westfield Retail Trust	4,384,880	11,734,959

		78,667,661

Austria—0.36%

Conwert Immobilien Invest S.E.	275,836	3,214,328

Canada—3.94%

Boardwalk REIT	121,904	6,211,737

Canadian REIT	72,500	2,566,183

Chartwell Seniors Housing REIT	656,300	5,147,956

H&R REIT	282,600	6,456,104

Primaris Retail REIT	309,300	6,141,117

RioCan REIT	324,600	8,118,978

		34,642,075

China—0.56%

Agile Property Holdings Ltd.	1,380,000	1,155,612

Country Garden Holdings Co.	4,263,000	1,521,283

Shimao Property Holdings Ltd.	1,103,000	902,925

Soho China Ltd.	1,914,000	1,310,121

		4,889,941

Finland—0.48%

Sponda Oyj	1,001,770	4,195,958

France—4.16%

Fonciere des Regions	32,323	2,151,658

Gecina S.A.	21,761	1,884,813

Klepierre	144,452	4,195,525

Mercialys	122,143	4,042,038

Societe Immobiliere de Location pour I’Industrie et le Commerce	24,682	2,487,761

Unibail-Rodamco S.E.	117,101	21,868,796

		36,630,591

Germany—0.93%

Deutsche Wohnen AG	272,721	3,811,701

GSW Immobilien AG (a)	135,485	4,336,112

		8,147,813

Hong Kong—11.35%

China Overseas Land & Investment Ltd.	5,961,330	10,509,841

China Resources Land Ltd.	3,646,000	5,586,538

Hang Lung Properties Ltd.	3,439,000	10,430,108

Henderson Land Development Co. Ltd.	954,000	4,753,755

Hongkong Land Holdings Ltd.	2,194,000	10,274,284

Hysan Development Co. Ltd.	803,000	2,617,147

Kerry Properties Ltd.	1,197,400	4,226,477

Link REIT (The)	2,846,000	10,285,025

Sino Land Co. Ltd.	2,891,200	3,643,888

Sun Hung Kai Properties Ltd.	2,309,000	28,678,695

Wharf Holdings Ltd. (The)	1,826,000	8,905,316

		99,911,074

Italy—0.08%

Beni Stabili S.p.A.	1,753,288	733,263

Japan—9.26%

Advance Residence Investment	805	1,519,659

AEON Mall Co., Ltd.	128,200	2,995,915

Japan Prime Realty Investment Corp.	1,195	2,927,146

Japan Real Estate Investment Corp.	557	4,638,367

Japan Retail Fund Investment Corp.	2,134	3,265,419

Mitsubishi Estate Co. Ltd.	1,302,000	21,797,302

Mitsui Fudosan Co., Ltd.	1,077,000	17,492,471

Nippon Building Fund Inc.	658	6,050,514

Nomura Real Estate Office Fund, Inc.	388	2,004,400

Sumitomo Realty & Development Co., Ltd.	653,000	12,960,601

Tokyu Land Corp.	592,000	2,316,310

United Urban Investment Corp.	3,313	3,565,652

		81,533,756

Malta—0.00%

BGP Holdings PLC (Acquired 08/06/09; Cost $0) (a)	10,349,872	0

Netherlands—0.72%

Corio N.V.	142,705	6,368,037

Norway—0.16%

Norwegian Property ASA	1,008,124	1,370,639

Singapore—4.08%

Ascendas REIT	2,402,000	3,859,792

CapitaCommercial Trust	2,775,000	2,357,850

Capitaland Ltd.	4,096,500	8,309,378

CapitaMall Trust	4,452,563	6,176,105

CapitaMalls Asia Ltd.	2,527,000	2,576,404

City Developments Ltd.	493,000	3,811,803

Global Logistic Properties Ltd. (a)	3,618,000	5,272,828

Keppel Land Ltd.	640,000	1,240,325

Suntec REIT	2,569,000	2,325,717

		35,930,202

See accompanying notes which are an integral part of this schedule.
                    Invesco Global Real Estate Fund

	Shares	Value

Sweden—0.92%
Castellum AB	364,116	$4,553,116

Fabege AB	162,325	1,266,213

Wihlborgs Fastigheter AB	176,513	2,309,310

		8,128,639

Switzerland—1.37%

PSP Swiss Property AG (a)	38,110	3,304,714

Swiss Prime Site AG (a)	114,717	8,734,025

		12,038,739

United Kingdom—5.35%
Big Yellow Group PLC	628,366	2,526,073

British Land Co. PLC	1,095,064	8,536,589

Derwent London PLC	168,420	4,236,955

Great Portland Estates PLC	732,765	4,062,511

Hammerson PLC	964,687	5,951,213

Land Securities Group PLC	982,161	10,617,949

Segro PLC	1,038,972	3,689,484

Shaftesbury PLC	657,308	5,191,611

Unite Group PLC	833,191	2,329,730

		47,142,115

United States—46.07%
Acadia Realty Trust	205,323	4,020,225

Alexandria Real Estate Equities, Inc.	162,467	10,651,337

American Campus Communities, Inc.	146,886	5,778,495

AvalonBay Communities, Inc.	128,579	16,053,088

Boston Properties, Inc.	187,528	17,886,421

BRE Properties, Inc.	76,312	3,713,342

Brookfield Office Properties, Inc.	524,224	7,745,912

Camden Property Trust	128,399	7,412,474

CBL & Associates Properties, Inc.	127,700	1,824,833

DCT Industrial Trust Inc.	271,500	1,305,915

DDR Corp.	54,900	641,781

DiamondRock Hospitality Co.	525,195	4,611,212

Digital Realty Trust, Inc.	176,492	11,207,242

Douglas Emmett, Inc.	127,155	2,286,247

Duke Realty Corp.	603,173	6,996,807

Equity Lifestyle Properties, Inc.	58,797	3,635,419

Equity Residential	286,749	15,825,677

Essex Property Trust, Inc.	82,265	10,928,905

Extra Space Storage Inc.	158,892	3,829,297

Federal Realty Investment Trust	86,800	7,675,724

General Growth Properties, Inc.	584,611	8,231,323

HCP, Inc.	485,165	18,751,627

Health Care REIT, Inc.	308,184	15,461,591

Healthcare Realty Trust, Inc.	110,300	1,943,486

Hersha Hospitality Trust	453,974	1,952,088

Highwoods Properties, Inc.	174,400	5,029,696

Host Hotels & Resorts Inc.	1,211,007	17,135,749

Kilroy Realty Corp.	131,585	4,748,903

Kimco Realty Corp.	468,400	7,386,668

Macerich Co. (The)	241,749	12,111,625

Mid-America Apartment Communities, Inc.	101,200	5,800,784

National Retail Properties Inc.	208,600	5,519,556

Pebblebrook Hotel Trust	57,400	1,063,048

Piedmont Office Realty Trust Inc. -Class A	240,000	3,993,600

Prologis, Inc.	661,579	18,405,128

Public Storage	121,721	16,055,000

Regency Centers Corp.	177,083	6,580,404

Retail Opportunity Investments Corp.	280,353	3,302,558

Senior Housing Properties Trust	161,400	3,536,274

Simon Property Group, Inc.	340,682	42,360,400

SL Green Realty Corp.	80,705	5,313,617

Sovran Self Storage, Inc.	95,400	3,972,456

Starwood Hotels & Resorts Worldwide, Inc.	42,718	2,036,794

Sunstone Hotel Investors, Inc. (a)	245,700	1,872,234

Tanger Factory Outlet Centers, Inc.	90,200	2,557,170

Taubman Centers, Inc.	40,500	2,524,365

UDR, Inc.	268,100	6,300,350

Ventas, Inc.	407,228	21,485,349

Vornado Realty Trust	215,966	16,078,669

		405,540,865

Total Common Stocks & Other Equity Interests (Cost $807,252,776)		869,085,696

Money Market Funds—0.81%
Liquid Assets Portfolio - Institutional Class (b)	3,568,574	3,568,574

Premier Portfolio - Institutional Class (b)	3,568,575	3,568,575

Total Money Market Funds (Cost $7,137,149)		7,137,149

TOTAL INVESTMENTS—99.54% (Cost $814,389,925)		876,222,845

OTHER ASSETS LESS LIABILITIES—0.46%		4,075,661

NET ASSETS—100.00%		$880,298,506

Investment Abbreviations:

REIT	— Real Estate Investment Trust
Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
                    Invesco Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
                    Invesco Global Real Estate Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
                    Invesco Global Real Estate Fund

E.	Foreign Currency Translations — (continued)
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended November 30, 2011, there were no significant transfers between investment levels.
                    Invesco Global Real Estate Fund

	Level 1	Level 2	Level 3	Total

Australia	$—	$78,667,661	$—	$78,667,661

Austria	—	3,214,328	—	3,214,328

Canada	34,642,075	—	—	34,642,075

China	—	4,889,941	—	4,889,941

Finland	—	4,195,958	—	4,195,958

France	2,487,761	34,142,830	—	36,630,591

Germany	3,811,701	4,336,112	—	8,147,813

Hong Kong	—	99,911,074	—	99,911,074

Italy	733,263	—	—	733,263

Japan	—	81,533,756	—	81,533,756

Malta	—	—	0	0

Netherlands	—	6,368,037	—	6,368,037

Norway	—	1,370,639	—	1,370,639

Singapore	—	35,930,202	—	35,930,202

Sweden	—	8,128,639	—	8,128,639

Switzerland	—	12,038,739	—	12,038,739

United Kingdom	—	47,142,115	—	47,142,115

United States	412,678,014	—	—	412,678,014

Total Investments	$454,352,814	$421,870,031	$0	$876,222,845

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2011 was $385,295,491 and $286,367,421, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$24,642,776

Aggregate unrealized (depreciation) of investment securities	(28,349,724)

Net unrealized appreciation (depreciation) of investment securities	$(3,706,948)

Cost of investments for tax purposes is $879,929,793.
                    Invesco Global Real Estate Fund

Invesco High Yield Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2011

HYI-QTR-1 11/11	Invesco Advisers, Inc.

Schedule of Investments(a)
November 30, 2011
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds and Notes—81.35%
Aerospace & Defense—1.25%
BE Aerospace, Inc., Sr. Unsec. Notes, 6.88%, 10/01/20	$1,543,000	$1,651,010
Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	3,475,000	3,753,000
Huntington Ingalls Industries Inc.,
Sr. Unsec. Gtd. Notes,
6.88%, 03/15/18(b)	990,000	965,250
7.13%, 03/15/21(b)	1,485,000	1,459,013
Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	2,090,000	2,147,475
Triumph Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 11/15/17	5,039,000	5,379,132

		15,354,880

Airlines—3.01%
American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16(b)(c)	7,698,000	5,735,010
American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Gtd. Pass Through Ctfs., 7.00%, 01/31/18(b)	1,241,748	993,399
Continental Airlines Pass Through Trust,
Series 2000-2, Class B, Sec. Sub. Pass Through Ctfs., 8.31%, 04/02/18	331,566	324,934
Series 2007-1, Class C, Sec. Sub. Global Pass Through Ctfs., 7.34%, 04/19/14	3,828,184	3,780,332
Series 2009-1, Sec. Pass Through Ctfs., 9.00%, 07/08/16	2,891,241	3,151,453
Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	2,269,076	2,325,094
Delta Air Lines Pass Through Trust,
Series 2002-1, Class C, Sec. Pass Through Ctfs., 7.78%, 01/02/12	112,731	113,013
Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 8.95%, 08/10/14	2,623,793	2,610,674
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	1,305,000	1,200,600
Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15(b)	1,600,000	1,472,000
Delta Air Lines, Inc.,
Sec. Notes, 12.25%, 03/15/15(b)	845,000	912,600
Sr. Sec. Notes, 9.50%, 09/15/14(b)	3,294,000	3,409,290
UAL Pass Through Trust,
Series 2007-1, Class A, Sec. Gtd. Global Pass Through Ctfs., 6.64%, 07/02/22	612,558	596,861
Series 2007-1, Class B, Sr. Sec. Gtd. Global Pass Through Ctfs., 7.34%, 07/02/19	1,830,771	1,684,309
Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	2,533,926	2,799,988
Series 2009-2, Class B, Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	2,625,658	2,756,941
US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	3,508,679	3,131,496

		36,997,994

Alternative Carriers—1.04%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	3,845,000	3,950,737
Level 3 Communications Inc., Sr. Unsec. Global Notes, 11.88%, 02/01/19	3,790,000	3,960,550
Level 3 Financing Inc.,
Sr. Unsec. Gtd. Global Notes,
9.25%, 11/01/14	831,000	847,620
9.38%, 04/01/19	1,905,000	1,947,863
Sr. Unsec. Gtd. Notes, 8.13%, 07/01/19(b)	2,165,000	2,078,400

		12,785,170

Aluminum—0.24%
Century Aluminum Co., Sr. Sec. Gtd. Notes, 8.00%, 05/15/14	2,993,600	2,995,471

Apparel Retail—1.30%
Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	4,294,000	4,508,700
Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	4,789,000	4,543,564
J. Crew Group, Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	2,810,000	2,585,200
Limited Brands Inc.,
Sr. Unsec. Gtd. Global Notes, 8.50%, 06/15/19	2,840,000	3,287,300
Sr. Unsec. Gtd. Notes,
6.63%, 04/01/21	590,000	615,075
7.00%, 05/01/20	345,000	367,425

		15,907,264

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal
	Amount	Value

Apparel, Accessories & Luxury Goods—2.06%
Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	$3,625,000	$3,588,750
Jones Group/Appreal Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	9,078,000	8,147,505
Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	6,785,000	6,768,037
Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	7,280,000	6,788,600

		25,292,892

Auto Parts & Equipment—0.98%
Allison Transmission Inc., Sr. Unsec. Gtd Notes, 7.13%, 05/15/19(b)	4,997,000	4,772,135
Dana Holding Corp., Sr. Unsec. Notes, 6.75%, 02/15/21	4,340,000	4,318,300
Tenneco Inc.,
Sr. Gtd. Global Notes, 6.88%, 12/15/20	1,080,000	1,088,100
Sr. Unsec. Gtd. Global Notes, 7.75%, 08/15/18	1,810,000	1,855,250

		12,033,785

Automobile Manufacturers—1.11%
Chrysler Group LLC/CG Co.-Issuer Inc., Sr. Sec. Gtd. Notes, 8.00%, 06/15/19(b)	3,355,000	2,876,912
Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	9,018,000	10,596,150
Motors Liquidation Corp.,
Sr. Unsec. Global Notes,
7.20%, 01/15/49(c)(d)	6,310,000	52,215
8.38%, 07/15/49 (c)(d)	13,555,000	112,534

		13,637,811

Biotechnology—0.31%
Grifols Inc., Sr. Unsec. Gtd. Notes, 8.25%, 02/01/18(b)	1,135,000	1,174,725
Savient Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18	1,375,000	809,531
STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	1,815,000	1,860,375

		3,844,631

Broadcasting—0.58%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	2,355,000	2,266,688
Clear Channel Communications, Inc., Sr. Sec. Gtd. Global Notes, 9.00%, 03/01/21	5,925,000	4,917,750

		7,184,438

Building Products—5.02%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	3,175,000	2,111,375
Associated Materials LLC, Sr. Sec. Gtd. Global Notes, 9.13%, 11/01/17	7,628,000	6,445,660
Building Materials Corp. of America,
Sr. Sec. Gtd. Notes, 7.50%, 03/15/20(b)	5,255,000	5,596,575
Sr. Unsec. Notes,
6.75%, 05/01/21(b)	1,899,000	1,913,243
6.88%, 08/15/18(b)	7,414,000	7,673,490
Gibraltar Industries Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	5,630,000	5,573,700
Nortek Inc.,
Sr. Gtd. Notes, 8.50%, 04/15/21(b)	12,866,000	10,421,460
Sr. Unsec. Gtd. Notes, 10.00%, 12/01/18(b)	2,640,000	2,428,800
Ply Gem Industries Inc.,
Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	4,225,000	3,665,187
Sr. Unsec. Gtd. Sub. Global Notes, 13.13%, 07/15/14	3,715,000	3,566,400
Roofing Supply Group LLC/Roofing Supply Finance Inc., Sr. Sec. Notes, 8.63%, 12/01/17(b)	8,015,000	8,075,112
USG Corp.,
Sr. Unsec. Gtd. Notes,
8.38%, 10/15/18(b)	450,000	400,500
9.75%, 08/01/14(b)	1,560,000	1,563,900
Sr. Unsec. Notes, 9.75%, 01/15/18	2,680,000	2,211,000

		61,646,402

Cable & Satellite—0.94%
EH Holding Corp.,
Sr. Sec. Gtd. Notes, 6.50%, 06/15/19(b)	1,899,000	1,865,767
Sr. Unsec. Gtd. Notes, 7.63%, 06/15/21(b)	1,079,000	1,057,420
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	8,600,000	8,643,000

		11,566,187

Casinos & Gaming—4.66%
Ameristar Casinos Inc., Sr. Unsec. Gtd. Notes, 7.50%, 04/15/21(b)	4,743,000	4,790,430
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.13%, 12/01/18	570,000	530,100
Caesars Entertainment Operating Co. Inc.,
Sec. Gtd. Global Notes, 12.75%, 04/15/18	3,765,000	2,748,450
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal
	Amount	Value

Casinos & Gaming—(continued)
Sr. Sec. Gtd. Global Notes, 11.25%, 06/01/17	$1,865,000	$1,944,262
Sr. Unsec. Gtd. Global Bonds, 5.63%, 06/01/15	7,086,000	4,145,310
CityCenter Holdings LLC/CityCenter Finance Corp.,
Sec. Gtd. PIK Notes, 10.75%, 01/15/17(b)	1,140,030	1,144,305
Sr. Sec. Gtd. Notes, 7.63%, 01/15/16(b)	280,000	282,800
Mandalay Resort Group, Sr. Unsec. Gtd. Sub. Notes, 7.63%, 07/15/13	1,695,000	1,673,813
MGM Resorts International,
Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	1,425,000	1,325,250
Sr. Unsec. Gtd. Global Notes,
6.63%, 07/15/15	7,275,000	6,811,219
6.75%, 04/01/13	4,518,000	4,518,000
Midwest Gaming Borrower LLC/ Midwest Finance Corp., Sr. Sec. Notes, 11.63%, 04/15/16(b)	680,000	727,600
Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 08/01/17	2,010,000	2,110,500
Scientific Games International Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%, 06/15/19	3,016,000	3,178,110
Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	2,755,000	2,699,900
Snoqualmie Entertainment Authority,
Sr. Sec. Floating Rate Notes, 4.18%, 02/01/14 (b)(e)	3,555,000	3,128,400
Sr. Sec. Notes, 9.13%, 02/01/15(b)	6,650,000	6,492,062
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Sec. Gtd. First Mortgage Global Notes, 7.75%, 08/15/20	7,160,000	7,714,900
Sr. Sec. Gtd. First Mortgage Global Notes, 7.88%, 11/01/17	1,130,000	1,216,869

		57,182,280

Coal & Consumable Fuels—0.31%
Arch Coal, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/20	1,220,000	1,204,750
CONSOL Energy Inc.,
Sr. Unsec. Gtd. Global Notes,
8.00%, 04/01/17	495,000	534,600
8.25%, 04/01/20	1,040,000	1,128,400
Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	953,000	967,295

		3,835,045

Communications Equipment—0.60%
Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	8,245,000	7,420,500

Computer & Electronics Retail—0.35%
Rent-A-Center Inc., Sr. Unsec. Gtd Global Notes, 6.63%, 11/15/20	4,265,000	4,318,313

Computer Storage & Peripherals—0.24%
Seagate HDD Cayman (Cayman Islands),
Sr. Unsec. Gtd. Notes,
7.00%, 11/01/21(b)	1,333,000	1,339,665
7.75%, 12/15/18(b)	1,510,000	1,577,950

		2,917,615

Construction & Engineering—1.65%
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	5,793,000	5,843,689
MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	4,037,000	4,203,526
Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	10,840,000	10,162,500

		20,209,715

Construction & Farm Machinery & Heavy Trucks—1.40%
Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	2,640,000	2,904,000
Commercial Vehicle Group, Inc., Sr. Sec. Gtd. Notes, 7.88%, 04/15/19(b)	4,244,000	4,053,020
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	2,215,000	2,314,675
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	3,864,000	4,037,880
Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	3,795,000	3,937,312

		17,246,887

Construction Materials—1.00%
Cemex Finance LLC, Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	6,325,000	4,997,671
Cemex S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Notes, 4.88%, 03/15/15	680,000	389,300
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	7,435,000	6,198,931
U.S. Concrete Inc., Sr. Sec. Conv. Notes, 9.50%, 08/31/15(b)	693,000	661,815

		12,247,717

Consumer Finance—1.99%
Ally Financial Inc.,
Sr. Unsec. Gtd. Global Notes,
7.50%, 09/15/20	2,205,000	2,138,850
8.00%, 03/15/20	5,380,000	5,380,000
8.00%, 11/01/31	4,967,000	4,743,485
Ford Motor Credit Co. LLC,
Sr. Unsec. Notes,
5.88%, 08/02/21	2,720,000	2,794,800
8.00%, 12/15/16	3,138,000	3,561,630
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal
	Amount	Value

Consumer Finance—(continued)
National Money Mart Co. (Canada), Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	$5,510,000	$5,785,500

		24,404,265

Data Processing & Outsourced Services—0.80%
CoreLogic, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	6,117,000	5,780,565
First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	1,874,000	1,752,190
SunGard Data Systems Inc.,
Sr. Unsec. Gtd. Global Notes,
7.38%, 11/15/18	1,250,000	1,240,625
7.63%, 11/15/20	1,120,000	1,114,400

		9,887,780

Department Stores—0.20%
Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	3,060,000	2,402,100

Distillers & Vintners—0.48%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 9.13%, 12/01/16(b)	2,645,000	1,732,475
Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	3,776,000	4,144,160

		5,876,635

Diversified Banks—0.24%
BBVA Bancomer S. A. (Mexico), Sr. Sec. Notes, 4.50%, 03/10/16(b)	1,800,000	1,776,498
RBS Capital Trust II, Jr. Unsec. Gtd. Sub. Global Bonds, 6.43%(f)(g)	2,209,000	1,137,635

		2,914,133

Diversified Metals & Mining—0.75%
FMG Resources Pty. Ltd. (Australia),
Sr. Unsec. Gtd. Notes,
6.38%, 02/01/16(b)	3,853,000	3,563,860
7.00%, 11/01/15(b)	513,000	497,610
Midwest Vanadium Pty. Ltd. (Australia), Sr. Sec. Gtd. Mortgage Notes, 11.50%, 02/15/18(b)	1,397,000	1,026,974
Thompson Creek Metals Co. Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.38%, 06/01/18(b)	510,000	420,750
Vedanta Resources PLC (United Kingdom), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	4,195,000	3,711,074

		9,220,268

Electric Utilities—0.56%
Centrais Eletricas Brasileiras S.A. (Brazil), Sr. Unsec. Notes, 5.75%, 10/27/21(b)	2,770,000	2,873,793
LSP Energy L.P./LSP Batesville Funding Corp.,
Series C, Sr. Sec. Mortgage Bonds, 7.16%, 01/15/14	1,075,295	884,430
Series D, Sr. Sec. Bonds, 8.16%, 07/15/25	3,845,000	3,172,125

		6,930,348

Electrical Components & Equipment—0.25%
Belden Inc., Sr. Gtd. Sub. Global Notes, 9.25%, 06/15/19	1,695,000	1,767,038
Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	1,244,000	1,275,100

		3,042,138

Electronic Manufacturing Services—0.27%
Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	3,558,000	3,335,625

Environmental & Facilities Services—0.16%
EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Global Notes, 10.75%, 08/15/18	2,040,000	2,019,600

Food Retail—0.35%
New Albertsons Inc., Sr. Unsec. Bonds, 8.00%, 05/01/31	2,060,000	1,653,150
Simmons Foods Inc., Sec. Notes, 10.50%, 11/01/17(b)	3,320,000	2,689,200

		4,342,350

Forest Products—0.26%
Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Notes, 8.50%, 04/01/21(b)	3,875,000	2,983,750
Sino-Forest Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/17(b)	470,000	171,550

		3,155,300

Gas Utilities—0.56%
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	4,255,000	3,638,025
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	3,129,000	3,250,249

		6,888,274

Health Care Equipment—0.39%
DJO Finance LLC/Corp.,
Sr. Unsec. Gtd. Global Notes,
7.75%, 04/15/18	554,000	443,200
10.88%, 11/15/14	3,360,000	3,166,800
Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 10/15/17	1,474,000	1,171,830

		4,781,830

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal
	Amount	Value

Health Care Facilities—2.30%
HCA, Inc.,
Sr. Sec. Gtd. Global Notes, 7.88%, 02/15/20	$4,994,000	$5,268,670
Sr. Unsec. Notes, 7.19%, 11/15/15	2,230,000	2,230,000
Health Management Associates Inc., Sr. Sec. Gtd. Notes, 6.13%, 04/15/16	1,405,000	1,426,075
HealthSouth Corp.,
Sr. Unsec. Gtd. Notes,
7.25%, 10/01/18	1,430,000	1,396,037
7.75%, 09/15/22	1,465,000	1,413,725
8.13%, 02/15/20	1,245,000	1,229,438
Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.27%, 09/15/15(e)	2,072,000	1,792,280
Tenet Healthcare Corp.,
Sr. Sec. Gtd. Global Notes, 10.00%, 05/01/18	1,915,000	2,149,587
Sr. Unsec. Global Notes,
8.00%, 08/01/20	1,678,000	1,661,220
9.25%, 02/01/15	9,300,000	9,625,500

		28,192,532

Health Care Services—0.56%
Radnet Management Inc., Sr. Unsec. Gtd. Global Notes, 10.38%, 04/01/18	3,420,000	3,026,700
Universal Hospital Services Inc., Sec. Gtd. PIK Global Notes, 8.50%, 06/01/15	3,840,000	3,902,400

		6,929,100

Health Care Supplies—0.12%
Alere Inc., Sr. Unsec. Gtd. Sub. Notes, 9.00%, 05/15/16	1,545,000	1,529,550

Health Care Technology—0.42%
MedAssets Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	5,185,000	5,107,225

Homebuilding—1.47%
Beazer Homes USA Inc.,
Sr. Unsec. Gtd. Global Notes,
6.88%, 07/15/15	3,393,000	2,510,820
8.13%, 06/15/16	4,450,000	3,181,750
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Global Notes, 10.63%, 10/15/16	7,536,000	5,991,120
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	4,032,000	3,900,960
M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	2,788,000	2,449,955

		18,034,605

Hotels, Resorts & Cruise Lines—0.28%
Royal Caribbean Cruises Ltd.,
Sr. Unsec. Global Notes,
7.25%, 03/15/18	2,230,000	2,363,800
7.50%, 10/15/27	1,064,000	1,042,720

		3,406,520

Household Products—0.46%
Central Garden & Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	5,796,000	5,651,100

Housewares & Specialties—0.06%
American Greetings Corp., Sr. Unsec. Notes, 7.38%, 12/01/21	343,000	348,145
Jarden Corp., Sr. Unsec. Gtd. Notes, 6.13%, 11/15/22	335,000	341,700

		689,845

Independent Power Producers & Energy Traders—1.08%
AES Corp. (The),
Sr. Unsec. Global Notes,
7.75%, 10/15/15	3,310,000	3,541,700
8.00%, 10/15/17	3,905,000	4,217,400
AES Red Oak LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	3,560,552	3,622,862
Calpine Corp., Sr. Sec. Notes, 7.25%, 10/15/17 (b)	1,795,000	1,826,413

		13,208,375

Industrial Conglomerates—0.00%
Indalex Holding Corp. , Series B, Sec. Gtd. Global Notes, 11.50%, 02/01/14 (c)	3,260,000	28,525

Industrial Machinery—0.62%
Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16 (b)	4,650,000	4,696,500
Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 02/01/19	415,000	421,225
SPX Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/17	2,350,000	2,479,250

		7,596,975

Industrial REIT’s—0.14%
DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	1,560,000	1,661,400

Integrated Telecommunication Services—1.31%
Integra Telecom Holdings Inc., Sr. Sec. Notes, 10.75%, 04/15/16 (b)	3,030,000	2,696,700

Intelsat Jackson Holdings S.A. (Luxembourg),
Sr. Unsec. Gtd. Notes,
7.25%, 04/01/19 (b)	2,210,000	2,154,750
7.25%, 10/15/20 (b)	4,240,000	4,112,800
7.50%, 04/01/21 (b)	6,225,000	6,053,812
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal
	Amount	Value

Integrated Telecommunication Services—(continued)
Windstream Corp., Sr. Unsec. Gtd. Notes, 7.50%, 06/01/22(b)	$1,078,000	$1,026,795

		16,044,857

Internet Retail—0.05%
Travelport LLC/Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 03/01/16	970,000	560,175

Internet Software & Services—0.39%
Equinix Inc.,
Sr. Unsec. Notes,
7.00%, 07/15/21	390,000	399,750
8.13%, 03/01/18	4,050,000	4,333,500

		4,733,250

Investment Banking & Brokerage—0.70%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	4,720,000	4,684,604
E*Trade Financial Corp.,
Sr. Unsec. Notes,
6.75%, 06/01/16	1,380,000	1,376,550
7.88%, 12/01/15	2,600,000	2,593,500

		8,654,654

Leisure Facilities—0.09%
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	1,070,000	1,067,325

Leisure Products—0.43%
Toys R US-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	5,361,000	5,334,195

Life Sciences Tools & Services—0.19%
Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	2,815,000	2,315,338

Marine—0.16%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US Inc. (Greece), Sr. Sec. Gtd. Global Notes, 8.63%, 11/01/17	558,000	425,475
Stena A.B. (Sweden), Sr. Unsec. Global Notes, 7.00%, 12/01/16	1,725,000	1,593,469

		2,018,944

Movies & Entertainment—1.12%
AMC Entertainment Inc.,
Sr. Gtd. Sub. Global Notes, 9.75%, 12/01/20	2,840,000	2,627,000
Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	4,579,000	4,641,961
NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(b)	6,175,000	6,437,438

		13,706,399

Multi-Line Insurance—2.58%
American International Group Inc., Jr. Unsec. Sub. Global Deb., 8.18%, 05/15/58	8,645,000	7,672,438
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	2,140,000	1,976,825
Hartford Financial Services Group Inc.,
Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	3,115,000	3,052,700
Sr. Unsec. Global Notes, 5.95%, 10/15/36	1,250,000	1,076,539
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37 (Acquired 09/16/10-10/01/10; Cost $6,672,975) (b)	7,015,000	6,067,975
Liberty Mutual Insurance Co., Unsec. Sub. Notes, 8.50%, 05/15/25(b)	2,140,000	2,563,719
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/15/39(b)	8,040,000	9,213,794

		31,623,990

Multi-Sector Holdings—0.23%
Reynolds Group Issuer Inc./LLC/Luxembourg S.A.,
Sr. Sec. Gtd. Notes, 7.13%, 04/15/19(b)	2,500,000	2,456,250
Sr. Unsec. Gtd. Notes, 8.25%, 02/15/21(b)	450,000	382,500

		2,838,750

Office Services & Supplies—0.52%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	5,700,000	5,529,000
Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	870,000	891,750

		6,420,750

Oil & Gas Equipment & Services—1.09%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	5,515,000	5,694,237
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	5,665,000	5,622,513
SESI, LLC, Sr. Unsec. Gtd. Notes, 6.38%, 05/01/19(b)	2,113,000	2,102,435

		13,419,185

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal
	Amount	Value

Oil & Gas Exploration & Production—5.13%
Berry Petroleum Co., Sr. Unsec. Notes, 6.75%, 11/01/20	$1,500,000	$1,503,750
Bill Barrett Corp., Sr. Unsec. Gtd. Notes, 7.63%, 10/01/19	783,000	804,533
Chaparral Energy Inc.,
Sr. Unsec. Gtd. Global Notes,
8.25%, 09/01/21	4,645,000	4,598,550
8.88%, 02/01/17	3,855,000	3,908,006
Chesapeake Energy Corp.,
Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	750,000	781,875
Sr. Unsec. Gtd. Notes,
6.13%, 02/15/21	1,915,000	1,926,969
6.63%, 08/15/20	2,496,000	2,605,200
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	2,816,000	2,956,800
Continental Resources Inc.,
Sr. Unsec. Gtd. Global Notes,
7.13%, 04/01/21	1,310,000	1,406,613
7.38%, 10/01/20	2,457,000	2,650,489
8.25%, 10/01/19	1,835,000	2,016,206
EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	6,613,000	6,117,025
Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	2,399,000	2,387,005
Kodiak Oil & Gas Corp. (Canada), Sr. Unsec. Gtd. Notes, 8.13%, 12/01/19(b)	514,000	521,710
McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	4,630,000	4,873,075
Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	2,943,000	3,104,865
OGX Petroleo e Gas Participacoes S.A. (Brazil), Sr. Unsec. Gtd. Notes, 8.50%, 06/01/18(b)	3,170,000	3,056,838
Plains Exploration & Production Co.,
Sr. Unsec. Gtd. Notes,
7.63%, 06/01/18	3,425,000	3,613,375
8.63%, 10/15/19	1,410,000	1,529,850
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.75%, 06/01/21	4,825,000	5,150,687
SM Energy Co.,
Sr. Unsec. Notes,
6.50%, 11/15/21(b)	790,000	786,050
6.63%, 02/15/19(b)	2,160,000	2,170,800
Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	1,895,000	1,968,431
WPX Energy Inc., Sr. Unsec. Notes, 6.00%, 01/15/22(b)	2,565,000	2,500,875

		62,939,577

Oil & Gas Refining & Marketing—0.64%
United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	8,365,000	7,863,100

Oil & Gas Storage & Transportation—2.98%
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Notes, 8.75%, 06/15/18(b)	3,039,000	3,168,158
Chesapeake Midstream Partners L.P./CHKM Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/21(b)	3,542,000	3,471,160
Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	5,235,000	5,261,175
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	4,200,000	4,383,750
Inergy L.P./Inergy Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 08/01/21	3,775,000	3,624,000
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp.,
Sr. Unsec. Gtd. Notes,
6.25%, 06/15/22	2,105,000	2,136,575
6.50%, 08/15/21	755,000	765,381
Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	5,655,000	4,269,525
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	3,300,000	3,452,625
Targa Resources Partners L.P./Targa Resouces Partners Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/21(b)	4,525,000	4,570,250
Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	1,545,000	1,475,475

		36,578,074

Other Diversified Financial Services—1.53%
International Lease Finance Corp.,
Sr. Sec. Notes,
6.75%, 09/01/16(b)	2,200,000	2,215,125
7.13%, 09/01/18(b)	3,045,000	3,066,886
Sr. Unsec. Global Notes,
5.75%, 05/15/16	895,000	809,416
6.25%, 05/15/19	1,385,000	1,243,037
8.63%, 09/15/15	3,190,000	3,186,810
8.75%, 03/15/17	6,719,000	6,781,990
Sr. Unsec. Notes, 8.25%, 12/15/20	1,485,000	1,483,144

		18,786,408

Packaged Foods & Meats—0.20%
Del Monte Foods Co., Sr. Unsec. Gtd. Notes, 7.63%, 02/15/19(b)	2,725,000	2,466,125

Paper Packaging—0.32%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	4,111,000	3,956,838

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal
	Amount	Value

Paper Products—1.59%
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	$7,685,000	$7,492,875
Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	3,310,000	3,442,400
Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	3,310,000	3,343,100
NewPage Corp., Sr. Sec. Gtd. Global Notes, 11.38%, 12/31/14	3,258,000	2,305,035
P.H. Glatfelter Co.,
Sr. Unsec. Gtd. Global Notes,
7.13%, 05/01/16	1,585,000	1,643,645
7.13%, 05/01/16	1,210,000	1,254,770

		19,481,825

Personal Products—0.29%
NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	3,295,000	3,525,650

Pharmaceuticals—1.02%
Aptalis Pharma Inc., Sr. Unsec. Gtd. Global Notes, 12.75%, 03/01/16	1,110,000	1,137,750
ConvaTec Healthcare S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 10.50%, 12/15/18(b)	855,000	782,325
Elan Finance PLC/Corp. (Ireland),
Sr. Unsec. Gtd. Global Notes,
8.75%, 10/15/16	860,000	924,500
8.75%, 10/15/16	1,430,000	1,537,250
Endo Pharmaceuticals Holdings Inc., Sr. Unsec. Gtd. Notes, 7.00%, 12/15/20(b)	710,000	733,075
Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	2,225,000	2,236,125
Valeant Pharmaceuticals International,
Sr. Unsec. Gtd. Notes,
6.75%, 10/01/17(b)	1,435,000	1,388,362
6.75%, 08/15/21(b)	4,085,000	3,799,050

		12,538,437

Property & Casualty Insurance—0.30%
QBE Capital Funding III Ltd. (Australia), Unsec. Gtd. Sub. Notes, 7.25%, 05/24/41(b)	945,000	869,400
XL Group PLC (Ireland), Series E, Jr. Sub. Global Pfd. Bonds, 6.50% (f)	3,595,000	2,858,025

		3,727,425

Publishing—0.03%
MediMedia USA Inc., Sr. Unsec. Sub. Notes, 11.38%, 11/15/14(b)	465,000	412,688

Real Estate Services—0.28%
CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	3,460,000	3,494,600

Regional Banks—1.66%
AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25	1,140,000	929,100
BB&T Capital Trust II, Jr. Unsec. Ltd. Gtd. Sub. Global Notes, 6.75%, 06/07/36	2,683,000	2,671,139
PNC Financial Services Group, Inc., Series O, Jr. Unsec. Sub. Trust Pfd. Securities, 6.75%(f)	1,880,000	1,833,000
Regions Bank, Unsec. Sub. Global Notes, 6.45%, 06/26/37	2,500,000	2,075,000
Regions Financial Corp.,
Sr. Unsec. Notes, 5.75%, 06/15/15	676,000	654,030
Unsec. Sub. Notes, 7.38%, 12/10/37	6,950,000	5,699,000
Susquehanna Capital II, Jr. Unsec. Ltd. Gtd. Sub. Notes, 11.00%, 03/23/40	2,520,000	2,578,561
Synovus Financial Corp., Unsec. Sub. Global Notes, 5.13%, 06/15/17	4,790,000	3,987,675

		20,427,505

Research & Consulting Services—0.34%
FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	4,065,000	4,125,975

Semiconductor Equipment—0.95%
Amkor Technology Inc.,
Sr. Unsec. Global Notes,
6.63%, 06/01/21	2,130,000	1,986,225
7.38%, 05/01/18	4,805,000	4,792,988
Sensata Technologies B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	4,885,000	4,897,212

		11,676,425

Semiconductors—0.74%
Freescale Semiconductor Inc.,
Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	3,184,000	3,335,240
Sr. Unsec. Gtd. Global Notes,
8.05%, 02/01/20	2,830,000	2,568,225
10.75%, 08/01/20	3,129,000	3,215,047

		9,118,512

Specialized Finance—0.78%
CIT Group Inc., Sec. Gtd. Bonds, 7.00%, 05/02/17(b)	9,894,000	9,597,180

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal
	Amount	Value

Specialized REIT’s—0.68%
Host Hotels & Resorts L.P.,
Sr. Gtd. Global Notes, 6.00%, 11/01/20	$3,335,000	$3,360,012
Sr. Unsec. Gtd. Notes, 6.00%, 10/01/21(b)	160,000	161,200
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	2,230,000	2,230,000
Omega Healthcare Investors, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/15/22	2,570,000	2,544,300

		8,295,512

Specialty Chemicals—1.50%
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	4,325,000	4,335,812
Huntsman International LLC,
Sr. Unsec. Gtd. Global Notes, 5.50%, 06/30/16	778,000	746,880
Sr. Unsec. Gtd. Sub. Global Notes, 8.63%, 03/15/21	4,041,000	4,071,308
LyondellBasell Industries N.V. (Netherlands), Sr. Unsec. Gtd. Notes, 6.00%, 11/15/21(b)	390,000	398,775
NewMarket Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/16	2,330,000	2,398,444
PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	6,313,000	6,502,390

		18,453,609

Specialty Stores—0.41%
Michaels Stores Inc.,
Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	2,860,000	2,802,800
Sr. Unsec. Gtd. Sub. Global Notes, 13.00%, 11/01/16	2,080,000	2,191,800

		4,994,600

Steel—0.36%
AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 05/15/20	1,335,000	1,224,863
APERAM (Luxembourg),
Sr. Unsec. Notes,
7.38%, 04/01/16(b)	615,000	562,725
7.75%, 04/01/18(b)	1,585,000	1,404,706
United States Steel Corp., Sr. Unsec. Notes, 7.00%, 02/01/18	1,319,000	1,279,430

		4,471,724

Systems Software—0.67%
Allen Systems Group Inc., Sec. Gtd. Notes, 10.50%, 11/15/16(b)	9,545,000	8,280,288

Tires & Rubber—0.51%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	5,709,000	5,951,633
Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd Notes, 8.25%, 08/15/20	305,000	324,825

		6,276,458

Trading Companies & Distributors—2.37%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	6,870,000	6,698,250
H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16	8,992,000	9,126,880
Hertz Corp. (The),
Sr. Unsec. Gtd. Global Notes,
6.75%, 04/15/19	1,660,000	1,618,500
7.38%, 01/15/21	4,205,000	4,194,487
7.50%, 10/15/18	3,525,000	3,533,813
Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 11/15/18	1,853,000	1,908,590
RSC Equipment Rental Inc./RSC Holdings III LLC, Sr. Unsec. Gtd. Global Notes, 8.25%, 02/01/21	2,045,000	1,973,425

		29,053,945

Trucking—0.09%
AE Escrow Corp., Sr. Unsec Gtd. Notes, 9.75%, 03/15/20(b)	1,078,000	1,094,170

Wireless Telecommunication Services—4.30%
Clearwire Communications LLC/Clearwire Finance, Inc.,
Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	7,630,000	6,332,900
Sr. Unsec. Gtd. Conv. Putable Notes, 8.25%, 12/01/17(b)	905,000	356,344
Cricket Communications, Inc.,
Sr. Sec. Gtd. Global Notes, 7.75%, 05/15/16	3,975,000	3,970,031
Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	8,440,000	6,625,400
Digicel Group Ltd. (Bermuda), Sr. Unsec. Notes, 8.88%, 01/15/15(b)	3,210,000	3,149,813
Digicel Ltd. (Bermuda), Sr. Unsec. Notes, 8.25%, 09/01/17(b)	3,975,000	3,965,062
MetroPCS Wireless Inc.,
Sr. Unsec. Gtd. Notes,
6.63%, 11/15/20	5,015,000	4,425,737
7.88%, 09/01/18	1,990,000	1,901,694
SBA Telecommunications Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 08/15/19	2,615,000	2,807,856
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19	3,827,000	2,956,358
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

		Principal
		Amount	Value

Wireless Telecommunication Services—(continued)
Sprint Nextel Corp.,
Sr. Unsec. Gtd. Notes, 9.00%, 11/15/18(b)		$1,488,000	$1,510,320
Sr. Unsec. Notes,
8.38%, 08/15/17		2,115,000	1,818,900
11.50%, 11/15/21(b)		2,003,000	1,912,865
VimpelCom (Ireland),
Unsec. Notes,
6.49%, 02/02/16(b)		800,000	738,000
7.75%, 02/02/21(b)		1,000,000	865,000
Wind Acquisition Finance S.A. (Luxembourg),
Sr. Sec. Gtd. Notes,
7.25%, 02/15/18(b)		2,450,000	2,094,750
11.75%, 07/15/17(b)		8,579,000	7,335,045

			52,766,075

Total U.S. Dollar Denominated Bonds and Notes (Cost $1,035,284,261)			999,001,932

Non-U.S. Dollar Denominated Bonds & Notes—9.73%(h)
Belgium—0.14%
Ontex IV S.A., Sr. Unsec. Gtd. Notes, 9.00%, 04/15/19(b)	EUR	1,870,000	1,778,013

Canada—0.30%
Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	3,729,000	3,692,803

Croatia—0.31%
Agrokor D.D., Sr. Unsec. Gtd. Notes, 10.00%, 12/07/16(b)	EUR	3,030,000	3,756,436

Czech Republic—0.18%
CET 21 spol sro, Sr. Sec. Notes, 9.00%, 11/01/17(b)	EUR	1,660,000	2,197,411

Greece—0.28%
KION Finance S.A., Sr. Sec. Gtd Notes, 7.88%, 04/15/18(b)	EUR	3,345,000	3,393,986

Ireland—1.43%
Ardagh Packaging Finance PLC, Sr. Unsec. Gtd. Notes, 9.25%, 10/15/20(b)	EUR	4,950,000	5,878,975
Bord Gais Eireann, Sr. Unsec. Medium-Term Euro Notes, 5.75%, 06/16/14	EUR	4,110,000	5,308,545
Nara Cable Funding Ltd., Sr. Sec. Notes, 8.88%, 12/01/18(b)	EUR	5,525,000	6,366,978

			17,554,498

Italy—0.15%
Lottomatica SpA, Jr. Unsec. Sub. REGS Bonds, 8.25%, 03/31/66(b)	EUR	1,805,000	1,807,176

Luxembourg—2.47%
Boardriders S.A., Sr. Unsec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	1,785,000	2,278,918
Cirsa Funding Luxembourg S.A.,
Sr. Gtd. REGS Notes, 8.75%, 05/15/18(b)	EUR	615,000	635,371
Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)	EUR	2,460,000	2,541,483
Codere Finance Luxembourg S.A.,
Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	2,990,000	3,556,161
Sr. Sec. Gtd. REGS Notes, 8.25%, 06/15/15(b)	EUR	250,000	297,338
ConvaTec Healthcare S.A.,
Sr. Sec. Gtd. Notes, 7.38%, 12/15/17(b)	EUR	855,000	1,091,583
Sr. Unsec. Gtd. Notes, 10.88%, 12/15/18(b)	EUR	1,155,000	1,365,940
M&G Finance Luxembourg S.A., Jr. Unsec. Gtd. Sub. Euro Notes, 7.50%(f)	EUR	4,400,000	2,808,751
Mark IV Europe Lux SCA/Mark IV USA SCA, Sr. Sec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	3,025,000	4,126,277
Sunrise Communications Holdings S.A., Sr. Sec. Gtd. Medium-Term Euro REGS Notes, 8.50%, 12/31/18(b)	EUR	1,630,000	2,146,746
TMD Friction Finance S.A., Sr. Sec. Gtd. Bonds, 10.75%, 05/15/17(b)	EUR	4,415,000	6,140,984
Wind Acquisition Finance S. A., Sr. Gtd. Notes, 11.75%, 07/15/17(b)	EUR	1,535,000	1,670,938
Xefin Lux SCA, Sr. Sec. Notes, 8.00%, 06/01/18(b)	EUR	1,365,000	1,657,860

			30,318,350

Netherlands—1.97%
Boats Investments B.V., Sec. PIK Medium-Term Euro Notes, 11.00%, 03/31/17(b)	EUR	1,156,901	979,499
Carlson Wagonlit B.V., Sr. Gtd. Floating Rate Notes, 7.36%, 05/01/15(b)(e)	EUR	3,480,000	3,788,185
Elster Finance B.V., Sr. Unsec. Gtd. Notes, 6.25%, 04/15/18(b)	EUR	3,475,000	4,588,327
Goodyear Dunlop Tires Europe B.V., Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)	EUR	5,845,000	7,324,877
Polish Television Holding B.V., Sr. Sec. Notes, 11.25%, 05/15/17(b)(i)	EUR	1,430,000	2,046,692
Ziggo Bond Co. B.V., Sr. Sec. Gtd. Notes, 8.00%, 05/15/18(b)	EUR	4,195,000	5,496,719

			24,224,299

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

		Principal
		Amount	Value

Sweden—0.26%
TVN Finance Corp II A.B., Sr. Unsec. Gtd. Notes, 10.75%, 11/15/17(b)	EUR	2,290,000	$3,246,795

United Kingdom—2.00%
EC Finance PLC, Sr. Sec. Gtd. REGS Notes, 9.75%, 08/01/17(b)	EUR	1,100,000	1,108,718
Exova PLC, Sr. Unsec. Notes, 10.50%, 10/15/18(b)	GBP	3,505,000	4,770,303
Infinis PLC, Sr. Sec. Notes, 9.13%, 12/15/14(b)	GBP	1,135,000	1,799,082
Kerling PLC, Sr. Sec. Gtd. Notes, 10.63%, 02/01/17(b)	EUR	2,185,000	2,569,369
Odeon & UCI Finco PLC,
Sr. Sec. Gtd. Floating Rate Notes, 6.59%, 08/01/18(b)	EUR	1,180,000	1,443,080
Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	3,675,000	5,334,979
Pipe Holdings PLC, Sr. Sec. Gtd. Bonds, 9.50%, 11/01/15(b)	GBP	1,880,000	2,596,415
R&R Ice Cream PLC,
Sr. Sec. Gtd. Notes, 8.38%, 11/15/17(b)	EUR	4,020,000	4,457,044
Sr. Sec. Gtd. REGS Notes, 8.38%, 11/15/17(b)	EUR	400,000	443,487

			24,522,477

United States—0.24%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 8.88%, 12/01/16(b)	EUR	3,525,000	2,984,466

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $134,956,066)			119,476,710

		Shares
Preferred Stocks—2.08%
Automobile Manufacturers—0.26%
General Motors Co., Series B, $2.38 Conv. Pfd.		92,680	3,164,095

Consumer Finance—0.89%
Ally Financial, Inc.,
Series A, 8.50% Pfd.		118,295	2,052,418
Series G, 7.00% Pfd. (b)		9,175	6,428,235
GMAC Capital Trust I, Series 2, Jr. Gtd. Sub. 8.13% Pfd.		130,135	2,472,565

			10,953,218

Industrial REIT’s—0.09%
DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.		45,710	1,120,352

Regional Banks—0.69%
Zions Bancorp., Series C, 9.50% Pfd.		335,800	8,475,592

Tires & Rubber—0.15%
Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.		37,605	1,819,706

Total Preferred Stocks (Cost $28,174,368)			25,532,963

Common Stocks & Other Equity Interests—0.73%
Apparel, Accessories & Luxury Goods—0.00%
Hosiery Corp. of America, Inc. Class A(j)		1,000	0

Automobile Manufacturers—0.27%
General Motors Co.(d)(j)		80,919	1,722,766
General Motors Co., Wts. expiring(d)(j)		73,562	930,559
General Motors Co., Wts. expiring(d)(j)		73,562	642,932

			3,296,257

Broadcasting—0.01%
Adelphia Communications Corp.(k)		50,250	12,562
Adelphia Recovery Trust Series ACC-1(k)		4,846,549	485
Adelphia Recovery Trust Series ARAHOVA(k)		2,211,702	90,680

			103,727

Building Products—0.01%
Nortek, Inc.(j)		2,990	65,780

Construction Materials—0.08%
U.S. Concrete, Inc.(j)		359,502	985,035

Integrated Telecommunication Services—0.35%
Hawaiian Telcom Holdco Inc. -Wts. expiring 10/28/15 (j)		22,376	44,976
Largo Limited -Class A (Luxembourg)(j)		312,510	425,442
Largo Limited -Class B (Luxembourg)(j)		2,812,600	3,828,991
Ventelo (United Kingdom)(b) (j)		73,021	0

			4,299,409

Leisure Products—0.00%
HF Holdings Inc.(j)		36,820	0

Publishing—0.00%
Reader’s Digest Association Inc. (The), Wts., expiring 02/19/14 (j)		9,814	0

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Shares	Value

Semiconductors—0.01%
Magnachip Semiconductor Corp.(j)	20,834	$166,880

Total Common Stocks & Other Equity Interests (Cost $55,468,553)		8,917,088

	Principal Amount
U.S. Treasury Securities—0.08%
U.S. Treasury Bills, 0.06%, 05/24/2012 (Cost $1,039,709)(l) (m)	$1,040	1,039,732

	Shares
Money Market Funds—3.60%
Liquid Assets Portfolio — Institutional Class(n)	22,089,397	22,089,397
Premier Portfolio — Institutional Class(n)	22,089,396	22,089,396

Total Money Market Funds (Cost $44,178,793)		44,178,793

TOTAL INVESTMENTS—97.57% (Cost $1,299,101,750)		1,198,147,218

OTHER ASSETS LESS LIABILITIES—2.43%		29,845,322

NET ASSETS—100.00%		$1,227,992,540

Investment Abbreviations:

CAD	— Canadian Dollar
Conv.	— Convertible
Ctfs.	— Certificates
Deb.	— Debentures
Disc.	— Discounted
EUR	— Euro
GBP	— British Pound
Gtd.	— Guaranteed
Jr.	— Junior
Pfd.	— Preferred
PIK	— Payment in Kind
REGS	— Regulation S
REIT	— Real Estate Investment Trust
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
Unsec.	— Unsecured
Wts.	— Warrants
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2011 was $443,817,445, which represented 36.14% of the Trust’s Net Assets.

(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2011 was $5,928,284, which represented 0.48% of the Fund’s Net Assets

(d)	Acquired as part of the General Motors reorganization.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(f)	Perpetual bond with no specified maturity date.

(g)	Interest payments have been suspended under European Union agreement for 24 months beginning April 30, 2010.

(h)	Foreign denominated security. Principal amount is denominated in currency indicated.

(i)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(j)	Non-income producing security.

(k)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(l)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(m)	All or a portion of the value was pledged as collateral for open swap agreements. See Note 1G and Note 3.

(n)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco High Yield Fund

A.	Security Valuations—continued
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
Invesco High Yield Fund

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
     Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
     A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
     Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
     Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and
Invesco High Yield Fund

G.	Swap Agreements—continued

by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
H.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$67,933,614	$10,695,230	$0	$78,628,844
U.S. Treasury Debt Securities	—	1,039,732	—	1,039,732
Corporate Debt Securities	—	1,118,313,893	164,749	1,118,478,642

	$67,933,614	$1,130,048,855	$164,749	$1,198,147,218

Foreign Currency Contracts*	—	2,643,279	—	2,643,279
Swap Agreements*	—	(273,361)	—	(273,361)

Total Investments	$67,933,614	$1,132,418,773	$164,749	$1,200,517,136

*	Unrealized appreciation (depreciation).
Invesco High Yield Fund

NOTE 3 — Derivative Investments

Open Foreign Currency Contracts
Settlement		Contract to				Notional	Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation

02/09/2012	Morgan Stanley	EUR	78,297,000	USD	107,791,793	$105,290,465	$2,501,328
02/17/2012	Morgan Stanley	GBP	9,328,000	USD	14,770,701	14,628,750	141,951

Total open foreign currency contracts						119,919,215	$2,643,279

Closed Foreign Currency Contracts
Closed		Contract to				Notional	Realized
Date	Counterparty	Deliver		Receive		Value	Gain

11/21/11	Morgan Stanley	EUR	2,698,000	USD	3,714,347	$3,653,321	$61,026
11/25/11	Morgan Stanley	EUR	2,088,000	USD	2,874,558	2,776,299	98,259
11/29/11	Morgan Stanley	EUR	1,577,000	USD	2,171,063	2,102,293	68,780
Total closed foreign currency contracts						8,531,913	$228,065

Total foreign currency contracts							$2,871,344

Currency Abbreviations:
EUR — Euro
GBP — British Pound Sterling
USD — U.S. Dollar

Open Credit Default Swap Agreements
								Value
						Implied	Notional	Unrealized
		Buy/Sell	(Pay)/Receive		Expiration	Credit	Value	Appreciation
Counterparty	Reference Entity	Protection	Fixed Rate		Date	Spread (a)	(000)	(Depreciation)

	CDX North American
JP Morgan Chase	High Yield	Sell	5.00	%(b)	12/20/2016	7.31%	10,000	(273,261)

(a)	Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

(b)	Unamortized premium at period-end of $617,694.
Invesco High Yield Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2011 was $472,958,280 and $460,604,770, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$22,882,374
Aggregate unrealized (depreciation) of investment securities	(124,769,276)

Net unrealized appreciation (depreciation) of investment securities	$(101,886,902)

Cost of investments for tax purposes is $1,300,034,120.
Invesco High Yield Fund

Invesco High Yield Securities Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2011

MS-HYS-QTR-1 11/11	Invesco Advisers, Inc.

Schedule of Investments(a)
November 30, 2011
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds & Notes—85.86%
Aerospace & Defense—1.79%
BE Aerospace, Inc., Sr. Unsec. Notes, 6.88%, 10/01/20	$335,000	$358,450
Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	450,000	486,000
Huntington Ingalls Industries Inc.,
Sr. Unsec. Gtd. Notes,
6.88%, 03/15/18(b)	90,000	87,750
7.13%, 03/15/21(b)	135,000	132,638
Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	200,000	205,500
Triumph Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 11/15/17	555,000	592,462

		1,862,800

Airlines—3.18%
American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16(b)(c)	655,000	487,975
American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Gtd. Pass Through Ctfs., 7.00%, 01/31/18(b)	119,208	95,366
Continental Airlines Pass Through Trust,
Series 2007-1, Class C, Sec. Sub. Global Pass Through Ctfs., 7.34%, 04/19/14	894,410	883,230
Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	146,689	150,311
Delta Air Lines Pass Through Trust,
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	120,000	110,400
Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15(b)	145,000	133,400
Delta Air Lines, Inc., Sr. Sec. Notes, 9.50%, 09/15/14(b)	651,000	673,785
UAL Pass Through Trust,
Series 2007-1, Class A, Sec. Gtd. Global Pass Through Ctfs., 6.64%, 07/02/22	156,142	152,141
Series 2009-2, Class B, Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	315,933	331,730
US Airways Pass Through Trust-Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	322,525	287,853

		3,306,191

Alternative Carriers—1.20%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	355,000	364,762
Level 3 Communications Inc., Sr. Unsec. Global Notes, 11.88%, 02/01/19	355,000	370,975
Level 3 Financing Inc.,
Sr. Unsec. Gtd. Global Notes,
9.25%, 11/01/14	91,000	92,820
9.38%, 04/01/19	175,000	178,938
Sr. Unsec. Gtd. Notes, 8.13%, 07/01/19(b)	255,000	244,800

		1,252,295

Aluminum—0.51%
Century Aluminum Co., Sr. Sec. Gtd. Notes, 8.00%, 05/15/14	530,000	530,331

Apparel Retail—1.15%
Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	385,000	404,250
Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	425,000	403,219
J. Crew Group, Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	250,000	230,000
Limited Brands Inc., Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	150,000	156,375

		1,193,844

Apparel, Accessories & Luxury Goods—2.12%
Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	330,000	326,700
Jones Group/Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	820,000	735,950
Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	540,000	538,650
Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	650,000	606,125

		2,207,425

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Securities Fund

	Principal
	Amount	Value

Auto Parts & Equipment—1.05%
Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	$455,000	$434,525
Dana Holding Corp., Sr. Unsec. Notes, 6.75%, 02/15/21	390,000	388,050
Tenneco Inc.,
Sr. Gtd. Global Notes, 6.88%, 12/15/20	100,000	100,750
Sr. Unsec. Gtd. Global Notes, 7.75%, 08/15/18	165,000	169,125

		1,092,450

Automobile Manufacturers—1.51%
Chrysler Group LLC/Chrysler Group Co. Inc., Sr. Sec. Gtd. Notes, 8.00%, 06/15/19(b)	200,000	171,500
Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	1,185,000	1,392,375
Motors Liquidation Co., Sr. Unsec. Global Notes, 8.38%, 07/15/33(c)(d)	1,215,000	10,087

		1,573,962

Biotechnology—0.34%
Grifols Inc., Sr. Unsec. Gtd. Notes, 8.25%, 02/01/18(b)	110,000	113,850
Savient Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18	125,000	73,594
STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	165,000	169,125

		356,569

Broadcasting—0.66%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	250,000	240,625
Clear Channel Communications, Inc., Sr. Sec. Gtd. Global Notes, 9.00%, 03/01/21	535,000	444,050

		684,675

Building Products—5.20%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	295,000	196,175
Associated Materials LLC, Sr. Sec. Gtd. Global Notes, 9.13%, 11/01/17	670,000	566,150
Building Materials Corp. of America,
Sr. Sec. Gtd. Notes, 7.50%, 03/15/20(b)	260,000	276,900
Sr. Unsec. Notes,
6.88%, 08/15/18(b)	840,000	869,400
6.75%, 05/01/21(b)	170,000	171,275
Gibraltar Industries Inc. -Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	490,000	485,100
Nortek Inc.,
Sr. Gtd. Notes, 8.50%, 04/15/21(b)	1,090,000	882,900
Sr. Unsec. Gtd. Notes, 10.00%, 12/01/18(b)	285,000	262,200
Ply Gem Industries Inc.,
Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	500,000	433,750
Sr. Unsec. Gtd. Sub. Global Notes, 13.13%, 07/15/14	220,000	211,200
Roofing Supply Group LLC/Roofing Supply Finance Inc., Sr. Sec. Notes, 8.63%, 12/01/17(b)	725,000	730,437
USG Corp.,
Sr. Unsec. Gtd. Notes,
9.75%, 08/01/14(b)	80,000	80,200
8.38%, 10/15/18(b)	40,000	35,600
Sr. Unsec. Notes, 9.75%, 01/15/18	250,000	206,250

		5,407,537

Cable & Satellite—0.93%
EH Holding Corp.,
Sr. Sec. Gtd. Notes, 6.50%, 06/15/19(b)	170,000	167,025
Sr. Unsec. Gtd. Notes, 7.63%, 06/15/21(b)	95,000	93,100
Kabel BW GmbH (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	700,000	703,500

		963,625

Casinos & Gaming—5.13%
Ameristar Casinos Inc., Sr. Unsec. Gtd. Notes, 7.50%, 04/15/21(b)	455,000	459,550
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.13%, 12/01/18	55,000	51,150
Caesars Entertainment Operating Co. Inc.,
Sec. Gtd. Global Notes, 12.75%, 04/15/18	360,000	262,800
Sr. Sec. Gtd. Global Notes, 11.25%, 06/01/17	428,000	446,190
Sr. Unsec. Gtd. Global Bonds, 5.63%, 06/01/15	677,000	396,045
CityCenter Holdings LLC/CityCenter Finance Corp.,
Sec. Gtd. PIK Notes, 10.75%, 01/15/17(b)	105,558	105,954
Sr. Sec. Gtd. Notes, 7.63%, 01/15/16(b)	25,000	25,250
Mandalay Resort Group, Sr. Unsec. Gtd. Sub. Notes, 7.63%, 07/15/13	160,000	158,000
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Securities Fund

	Principal
	Amount	Value

Casinos & Gaming—(continued)
MGM Resorts International,
Sr. Unsec. Gtd. Global Notes,
6.75%, 04/01/13	$1,080,000	$1,080,000
6.63%, 07/15/15	250,000	234,063
Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 08/01/17	200,000	210,000
Resort at Summerlin L.P.-Series B, Sr. Unsec. Sub. Notes, 13.00%, 12/15/07(c)	27,634,000	—
Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	250,000	245,000
Snoqualmie Entertainment Authority,
Sr. Sec. Floating Rate Notes, 4.18%, 02/01/14(b)(e)	510,000	448,800
Sr. Sec. Notes, 9.13%, 02/01/15(b)	425,000	414,906
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sec. Gtd. First Mortgage Global Notes, 7.75%, 08/15/20	740,000	797,350

		5,335,058

Coal & Consumable Fuels—0.31%
Arch Coal, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/20	90,000	88,875
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	140,000	151,900
Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	80,000	81,200

		321,975

Communications Equipment—0.65%
Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	750,000	675,000

Computer & Electronics Retail—0.33%
Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	335,000	339,188

Computer Storage & Peripherals—0.40%
Seagate HDD Cayman,
Sr. Unsec. Gtd. Notes,
7.75%, 12/15/18(b)	280,000	292,600
7.00%, 11/01/21(b)	120,000	120,600

		413,200

Construction & Engineering—1.68%
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	495,000	499,331
MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	305,000	317,581
Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	995,000	932,813

		1,749,725

Construction & Farm Machinery & Heavy Trucks—1.55%
Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	300,000	330,000
Commercial Vehicle Group, Inc., Sr. Sec. Gtd. Notes, 7.88%, 04/15/19(b)	375,000	358,125
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	205,000	214,225
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	350,000	365,750
Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	335,000	347,562

		1,615,662

Construction Materials—1.17%
Cemex Finance LLC, Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	715,000	564,954
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	785,000	654,494

		1,219,448

Consumer Finance—1.49%
Ally Financial Inc.,
Sr. Unsec. Gtd. Global Notes,
8.00%, 03/15/20	425,000	425,000
7.50%, 09/15/20	410,000	397,700
8.00%, 11/01/31	60,000	57,300
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 8.00%, 12/15/16	137,000	155,495
National Money Mart Co. (Canada), Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	485,000	509,250

		1,544,745

Data Processing & Outsourced Services—0.84%
CoreLogic, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	545,000	515,025
First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	165,000	154,275
SunGard Data Systems Inc.,
Sr. Unsec. Gtd. Global Notes,
7.38%, 11/15/18	110,000	109,175
7.63%, 11/15/20	100,000	99,500

		877,975

Department Stores—0.36%
Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	480,000	376,800

Distillers & Vintners—0.72%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 9.13%, 12/01/16(b)	340,000	222,700

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Securities Fund

	Principal
	Amount	Value

Distillers & Vintners—(continued)
Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	$480,000	$526,800

		749,500

Diversified Banks—0.10%
RBS Capital Trust II, Jr. Unsec. Gtd. Sub. Global Bonds, 6.43%(f)(g)	200,000	103,000

Diversified Metals & Mining—0.66%
FMG Resources (August 2006) Pty. Ltd. (Australia),
Sr. Unsec. Gtd. Notes,
7.00%, 11/01/15(b)	45,000	43,650
6.38%, 02/01/16(b)	370,000	342,234
Midwest Vanadium Pty. Ltd. (Australia), Sr. Sec. Gtd. Mortgage Notes, 11.50%, 02/15/18(b)	125,000	91,891
Thompson Creek Metals Co. Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.38%, 06/01/18(b)	45,000	37,125
Vedanta Resources PLC (United Kingdom), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	190,000	168,082

		682,982

Electrical Components & Equipment—0.09%
Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	95,000	97,375

Electronic Manufacturing Services—0.28%
Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	315,000	295,313

Environmental & Facilities Services—0.18%
EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Global Notes, 10.75%, 08/15/18	190,000	188,100

Food Retail—0.24%
Simmons Foods Inc., Sec. Notes, 10.50%, 11/01/17(b)	305,000	247,050

Forest Products—0.27%
Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Notes, 8.50%, 04/01/21(b)	345,000	265,650
Sino-Forest Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/17(b)	45,000	16,425

		282,075

Gas Utilities—0.64%
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	385,000	329,175
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	320,000	332,400

		661,575

Health Care Equipment—0.41%
DJO Finance LLC/Corp.,
Sr. Unsec. Gtd. Global Notes,
10.88%, 11/15/14	335,000	315,738
7.75%, 04/15/18	50,000	40,000
Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 10/15/17	85,000	67,575

		423,313

Health Care Facilities—2.12%
HCA, Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 02/15/20	200,000	211,000
Health Management Associates Inc., Sr. Sec. Gtd. Notes, 6.13%, 04/15/16	125,000	126,875
HealthSouth Corp.,
Sr. Unsec. Gtd. Notes,
7.25%, 10/01/18	230,000	224,538
7.75%, 09/15/22	135,000	130,275
Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.27%, 09/15/15(e)	315,000	272,475
Tenet Healthcare Corp.,
Sr. Sec. Gtd. Global Notes, 10.00%, 05/01/18	535,000	600,537
Sr. Unsec. Global Notes,
9.25%, 02/01/15	545,000	564,075
8.00%, 08/01/20	80,000	79,200

		2,208,975

Health Care Services—0.38%
Radnet Management Inc., Sr. Unsec. Gtd. Global Notes, 10.38%, 04/01/18	330,000	292,050
Universal Hospital Services Inc., Sec. Gtd. Global Notes, 8.50%, 06/01/15	100,000	101,625

		393,675

Health Care Technology—0.47%
MedAssets Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	495,000	487,575

Heavy Electrical Equipment—0.00%
Ormat Funding Corp., Sr. Sec. Gtd. Global Notes, 8.25%, 12/30/20	1	1

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Securities Fund

	Principal
	Amount	Value

Homebuilding—1.59%
Beazer Homes USA Inc.,
Sr. Unsec. Gtd. Global Notes,
6.88%, 07/15/15	$305,000	$225,700
8.13%, 06/15/16	405,000	289,575
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Global Notes, 10.63%, 10/15/16	850,000	675,750
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	350,000	338,625
M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	140,000	123,025

		1,652,675

Hotels, Resorts & Cruise Lines—0.06%
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.25%, 03/15/18	60,000	63,600

Household Products—0.32%
Central Garden & Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	345,000	336,375

Housewares & Specialties—0.06%
American Greetings Corp., Sr. Unsec. Notes, 7.38%, 12/01/21	30,000	30,450
Jarden Corp., Sr. Unsec. Gtd. Notes, 6.13%, 11/15/22	30,000	30,600

		61,050

Independent Power Producers & Energy Traders—1.05%
AES Corp. (The),
Sr. Unsec. Global Notes,
7.75%, 10/15/15	720,000	770,400
8.00%, 10/15/17	145,000	156,600
Calpine Corp., Sr. Sec. Notes, 7.25%, 10/15/17(b)	165,000	167,888

		1,094,888

Industrial Machinery—0.70%
Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	450,000	454,500
Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 02/01/19	40,000	40,600
SPX Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/17	220,000	232,100

		727,200

Industrial REIT’s—0.14%
DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	140,000	149,100

Integrated Telecommunication Services—1.37%
Integra Telecom Holdings Inc., Sr. Sec. Notes, 10.75%, 04/15/16(b)	285,000	253,650
Intelsat Jackson Holdings S.A. (Luxembourg),
Sr. Unsec. Gtd. Notes,
7.25%, 10/15/20(b)	1,075,000	1,042,750
7.50%, 04/01/21(b)	40,000	38,900
Windstream Corp., Sr. Unsec. Gtd. Notes, 7.50%, 06/01/22(b)	90,000	85,725

		1,421,025

Internet Retail—0.19%
Travelport LLC/Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 03/01/16	345,000	199,238

Internet Software & Services—0.42%
Equinix Inc.,
Sr. Unsec. Notes,
8.13%, 03/01/18	355,000	379,850
7.00%, 07/15/21	60,000	61,500

		441,350

Investment Banking & Brokerage—0.71%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	415,000	411,888
E*Trade Financial Corp.,
Sr. Unsec. Notes,
7.88%, 12/01/15	210,000	209,475
6.75%, 06/01/16	120,000	119,700

		741,063

Leisure Facilities—0.10%
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	100,000	99,750

Leisure Products—0.45%
Toys R US-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	470,000	467,650

Life Sciences Tools & Services—0.21%
Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	260,000	213,850

Marine—0.18%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US Inc. (Greece), Sr. Sec. Gtd. Global Notes, 8.63%, 11/01/17	50,000	38,125
Stena A.B. (Sweden), Sr. Unsec. Global Notes, 7.00%, 12/01/16	160,000	147,800

		185,925

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Securities Fund

	Principal
	Amount	Value

Movies & Entertainment—1.45%
AMC Entertainment Inc.,
Sr. Gtd. Sub. Global Notes, 9.75%, 12/01/20	$155,000	$143,375
Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	670,000	679,212
NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(b)	660,000	688,050

		1,510,637

Multi-Line Insurance—2.56%
American International Group Inc., Jr. Unsec. Sub. Global Deb., 8.18%, 05/15/58	690,000	612,375
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	190,000	175,513
Hartford Financial Services Group Inc., Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	345,000	338,100
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37 (Acquired 09/16/10-10/01/10; Cost $863,025)(b)	905,000	782,825
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/15/39(b)	655,000	750,626

		2,659,439

Multi-Sector Holdings—0.18%
Reynolds Group Issuer Inc./LLC/Luxembourg S.A.,
Sr. Sec. Gtd. Notes, 7.13%, 04/15/19(b)	100,000	98,250
Sr. Unsec. Gtd. Notes, 8.25%, 02/15/21(b)	100,000	85,000

		183,250

Office Services & Supplies—0.22%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	155,000	150,350
Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	80,000	82,000

		232,350

Oil & Gas Equipment & Services—1.11%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	450,000	464,625
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	505,000	501,212
SESI, LLC, Sr. Unsec. Gtd. Notes, 6.38%, 05/01/19(b)	190,000	189,050

		1,154,887

Oil & Gas Exploration & Production—5.66%
Berry Petroleum Co., Sr. Unsec. Notes, 6.75%, 11/01/20	140,000	140,350
Bill Barrett Corp., Sr. Unsec. Gtd. Notes, 7.63%, 10/01/19	70,000	71,925
Chaparral Energy Inc.,
Sr. Unsec. Gtd. Global Notes,
8.88%, 02/01/17	65,000	65,894
8.25%, 09/01/21	600,000	594,000
Chesapeake Energy Corp.,
Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	150,000	156,375
Sr. Unsec. Gtd. Notes,
6.63%, 08/15/20	138,000	144,038
6.13%, 02/15/21	295,000	296,844
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	255,000	267,750
Continental Resources Inc.,
Sr. Unsec. Gtd. Global Notes,
8.25%, 10/01/19	200,000	219,750
7.38%, 10/01/20	260,000	280,475
7.13%, 04/01/21	125,000	134,219
EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	550,000	508,750
Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	405,000	402,975
Kodiak Oil & Gas Corp. (Canada), Sr. Unsec. Gtd. Notes, 8.13%, 12/01/19(b)	45,000	45,675
McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	575,000	605,187
Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	205,000	216,275
OGX Petroleo e Gas Participacoes S.A. (Brazil), Sr. Unsec. Gtd. Notes, 8.50%, 06/01/18(b)	355,000	342,327
Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 7.63%, 06/01/18	400,000	422,000
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.75%, 06/01/21	495,000	528,412
SM Energy Co.,
Sr. Unsec. Notes,
6.63%, 02/15/19(b)	200,000	201,000
6.50%, 11/15/21(b)	65,000	64,675
Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	175,000	181,781

		5,890,677

Oil & Gas Refining & Marketing—0.72%
Tesoro Corp., Sr. Unsec. Gtd. Global Bonds, 6.50%, 06/01/17	30,000	30,637
United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	765,000	719,100

		749,737

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Securities Fund

	Principal
	Amount	Value

Oil & Gas Storage & Transportation—3.13%
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Notes, 8.75%, 06/15/18(b)	$265,000	$276,262
Chesapeake Midstream Partners L.P./CHKM Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/21(b)	310,000	303,800
Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	475,000	477,375
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	340,000	354,875
Inergy L.P./Inergy Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 08/01/21	350,000	336,000
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp.,
Sr. Unsec. Gtd. Notes,
6.50%, 08/15/21	70,000	70,963
6.25%, 06/15/22	185,000	187,775
Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	405,000	305,775
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	300,000	313,875
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/21(b)	415,000	419,150
WPX Energy Inc., Sr. Unsec. Notes, 6.00%, 01/15/22(b)	215,000	209,625

		3,255,475

Other Diversified Financial Services—1.53%
International Lease Finance Corp.,
Sr. Sec. Notes,
6.75%, 09/01/16(b)	165,000	166,134
7.13%, 09/01/18(b)	325,000	327,336
Sr. Unsec. Global Notes,
5.75%, 05/15/16	80,000	72,350
8.75%, 03/15/17	796,000	803,462
6.25%, 05/15/19	125,000	112,188
Sr. Unsec. Notes, 8.25%, 12/15/20	105,000	104,869

		1,586,339

Packaged Foods & Meats—0.22%
Del Monte Foods Co., Sr. Unsec. Gtd. Notes, 7.63%, 02/15/19(b)	255,000	230,775

Paper Packaging—0.53%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	575,000	553,438

Paper Products—1.94%
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	670,000	653,250
Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	305,000	317,200
Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	300,000	303,000
NewPage Corp., Sr. Sec. Gtd. Global Notes, 11.38%, 12/31/14	290,000	205,175
P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	525,000	544,425

		2,023,050

Pharmaceuticals—1.69%
Aptalis Pharma Inc., Sr. Unsec. Gtd. Global Notes, 12.75%, 03/01/16	265,000	271,625
ConvaTec Healthcare S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 10.50%, 12/15/18(b)	200,000	183,000
Elan Finance PLC/Corp. (Ireland), Sr. Unsec. Gtd. Global Notes, 8.75%, 10/15/16	220,000	236,500
Endo Pharmaceuticals Holdings Inc., Sr. Unsec. Gtd. Notes, 7.00%, 12/15/20(b)	65,000	67,112
Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	200,000	201,000
NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	300,000	321,000
Valeant Pharmaceuticals International,
Sr. Unsec. Gtd. Notes,
6.75%, 10/01/17(b)	140,000	135,450
6.75%, 08/15/21(b)	370,000	344,100

		1,759,787

Property & Casualty Insurance—0.43%
QBE Capital Funding III Ltd. (Botswana), Unsec. Gtd. Sub. Notes, 7.25%, 05/24/41(b)	200,000	184,000
XL Group PLC (Ireland)-Series E, Jr. Sub. Global Pfd. Bonds, 6.50%(g)	330,000	262,350

		446,350

Real Estate Services—0.31%
CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	315,000	318,150

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Securities Fund

	Principal
	Amount	Value

Regional Banks—1.57%
AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25	$105,000	$85,575
BB&T Capital Trust II, Jr. Unsec. Gtd. Sub. Global Notes, 6.75%, 06/07/36	240,000	238,939
PNC Financial Services Group, Inc.-Series O, Jr. Unsec. Sub. Pfd. Notes, 6.75%(g)	165,000	160,875
Regions Financial Corp.,
Sr. Unsec. Notes, 5.75%, 06/15/15	265,000	256,388
Unsec. Sub. Notes, 7.38%, 12/10/37	625,000	512,500
Synovus Financial Corp., Unsec. Sub. Global Notes, 5.13%, 06/15/17	450,000	374,625

		1,628,902

Research & Consulting Services—0.36%
FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	370,000	375,550

Semiconductor Equipment—1.12%
Amkor Technology Inc.,
Sr. Unsec. Global Notes,
7.38%, 05/01/18	655,000	653,362
6.63%, 06/01/21	65,000	60,613
Sensata Technologies B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	445,000	446,112

		1,160,087

Semiconductors—0.80%
Freescale Semiconductor Inc.,
Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	416,000	435,760
Sr. Unsec. Gtd. Global Notes,
8.05%, 02/01/20	250,000	226,875
10.75%, 08/01/20	170,000	174,675

		837,310

Specialized Finance—0.81%
CIT Group Inc., Sec. Gtd. Bonds, 7.00%, 05/02/17(b)	865,000	839,050

Specialized REIT’s—0.71%
Host Hotels & Resorts L.P., Sr. Gtd. Global Notes, 6.00%, 11/01/20	305,000	307,287
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	200,000	200,000
Omega Healthcare Investors, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/15/22	235,000	232,650

		739,937

Specialty Chemicals—1.37%
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	405,000	406,012
Huntsman International LLC,
Sr. Unsec. Gtd. Global Notes, 5.50%, 06/30/16	70,000	67,200
Sr. Unsec. Gtd. Sub. Global Notes, 8.63%, 03/15/21	355,000	357,662
LyondellBasell Industries N.V. (Netherlands), Sr. Unsec. Gtd. Notes, 6.00%, 11/15/21(b)	35,000	35,788
PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	540,000	556,200

		1,422,862

Specialty Stores—0.65%
Michaels Stores Inc.,
Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	110,000	107,800
Sr. Unsec. Gtd. Sub. Disc. Global Notes, 13.00%, 11/01/16	535,000	563,756

		671,556

Steel—0.41%
AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 05/15/20	140,000	128,450
APERAM (Luxembourg), Sr. Unsec. Notes, 7.38%, 04/01/16(b)	175,000	160,125
United States Steel Corp., Sr. Unsec. Notes, 7.00%, 02/01/18	145,000	140,650

		429,225

Systems Software—0.75%
Allen Systems Group Inc., Sec. Gtd. Notes, 10.50%, 11/15/16(b)	900,000	780,750

Tires & Rubber—0.54%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	515,000	536,888
Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd. Notes, 8.25%, 08/15/20	25,000	26,625

		563,513

Trading Companies & Distributors—2.44%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	630,000	614,250
H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16	835,000	847,525
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Securities Fund

		Principal
		Amount	Value

Trading Companies & Distributors—(continued)
Hertz Corp. (The),
Sr. Unsec. Gtd. Global Notes,
7.50%, 10/15/18		$175,000	$175,437
7.38%, 01/15/21		500,000	498,750
Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/19		90,000	87,750
Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 11/15/18		165,000	169,950
RSC Equipment Rental Inc./RSC Holdings III LLC, Sr. Unsec. Gtd. Global Notes, 8.25%, 02/01/21		150,000	144,750

			2,538,412

Trucking—0.10%
AE Escrow Corp., Sr. Unsec Gtd. Notes, 9.75%, 03/15/20(b)		100,000	101,500

Wireless Telecommunication Services—4.89%
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)		750,000	622,500

Cricket Communications, Inc.,
Sr. Sec. Gtd. Global Notes, 7.75%, 05/15/16		460,000	459,425
Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20		670,000	525,950
Digicel Group Ltd. (Bermuda), Sr. Unsec. Notes, 8.88%, 01/15/15(b)		120,000	117,750
Digicel Ltd. (Bermuda), Sr. Unsec. Notes, 8.25%, 09/01/17(b)		495,000	493,763
MetroPCS Wireless Inc.,
Sr. Unsec. Gtd. Notes,
7.88%, 09/01/18		255,000	243,684
6.63%, 11/15/20		380,000	335,350
SBA Telecommunications Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 08/15/19		225,000	241,594
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19		670,000	517,575
Sprint Nextel Corp.,
Sr. Unsec. Gtd. Notes, 9.00%, 11/15/18(b)		125,000	126,875
Sr. Unsec. Notes, 11.50%, 11/15/21(b)		100,000	95,500
VimpelCom (Ireland),
Unsec. Loan Participation Notes,
6.49%, 02/02/16(b)		200,000	184,500
7.75%, 02/02/21(b)		200,000	173,000
Wind Acquisition Finance S.A. (Luxembourg),
Sr. Sec. Gtd. Notes,
11.75%, 07/15/17(b)		715,000	611,325
7.25%, 02/15/18(b)		400,000	342,000

			5,090,791

Total U.S. Dollar Denominated Bonds & Notes (Cost $120,926,045)			89,309,514

Non-U.S. Dollar Denominated Bonds & Notes—9.78%(h)
Belgium—0.16%
Ontex IV S.A., Sr. Unsec. Gtd. Notes, 9.00%, 04/15/19(b)	EUR	175,000	166,392

Canada—0.33%
Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	345,000	341,651

Croatia—0.15%
Agrokor D.D., Sr. Unsec. Gtd. Notes, 10.00%, 12/07/16(b)	EUR	130,000	161,167

Czech Republic—0.19%
CET 21 Spol S.R.O., Sr. Sec. Notes, 9.00%, 11/01/17(b)	EUR	150,000	198,561

Germany—0.22%
KION Finance S.A., Sr. Sec. Gtd. Notes, 7.88%, 04/15/18(Acquired 04/07/11-04/28/11; Cost $325,971)(b)	EUR	225,000	228,295

Ireland—1.65%
Ardagh Packaging Finance PLC, Sr. Unsec. Gtd. Notes, 9.25%, 10/15/20(b)	EUR	490,000	581,959
Bord Gais Eireann, Sr. Unsec. Medium-Term Euro Notes, 5.75%, 06/16/14	EUR	380,000	490,814
Nara Cable Funding Ltd., Sr. Sec. Notes, 8.88%, 12/01/18(b)	EUR	555,000	639,579

			1,712,352

Italy—0.16%
Lottomatica S.p.A. -REGS, Jr. Unsec. Sub. Euro Bonds, 8.25%, 03/31/66(b)	EUR	165,000	165,199

Luxembourg—2.39%
Boardriders S.A., Sr. Unsec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	200,000	255,341
Cirsa Funding Luxembourg S.A., Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)	EUR	190,000	196,293
Codere Finance Luxembourg S.A., Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	290,000	344,912
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Securities Fund

		Principal
		Amount	Value

Luxembourg—(continued)
ConvaTec Healthcare S.A.,
Sr. Sec. Gtd. Notes, 7.38%, 12/15/17(b)	EUR	100,000	$127,671
Sr. Unsec. Gtd. Notes, 10.88%, 12/15/18(b)	EUR	110,000	130,090
Mark IV Europe Lux SCA/Mark IV USA SCA, Sr. Sec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	310,000	422,858
Sunrise Communications Holdings S.A. -REGS, Sr. Sec. Gtd. Medium-Term Euro Notes, 8.50%, 12/31/18(b)	EUR	110,000	144,872
TMD Friction Finance S.A., Sr. Sec. Gtd. Bonds, 10.75%, 05/15/17(b)	EUR	410,000	570,284
Wind Acquisition Finance S.A., Sr. Gtd. Notes, 11.75%, 07/15/17(b)	EUR	140,000	152,398
Xefin Lux SCA, Sr. Sec. Notes, 8.00%, 06/01/18(b)	EUR	120,000	145,746

			2,490,465

Netherlands—1.83%
Carlson Wagonlit B.V., Sr. Gtd. Floating Rate Notes, 7.34%, 05/01/15(b)(e)	EUR	190,000	206,827
Elster Finance B.V., Sr. Unsec. Gtd. Notes, 6.25%, 04/15/18(b)	EUR	270,000	356,503
Goodyear Dunlop Tires Europe B.V., Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)	EUR	520,000	651,657
Polish Television Holding B.V., Sr. Sec. Notes, 11.25%, 05/15/17(b)(i)	EUR	95,000	135,969
Ziggo Bond Co. B.V., Sr. Sec. Gtd. Notes, 8.00%, 05/15/18(b)	EUR	420,000	550,327

			1,901,283

Sweden—0.29%
TVN Finance Corp II A.B., Sr. Unsec. Gtd. Notes, 10.75%, 11/15/17(b)	EUR	210,000	297,741

United Kingdom—2.18%
EC Finance PLC —REGS, Sr. Sec. Gtd. Euro Notes, 9.75%, 08/01/17(b)	EUR	150,000	151,189
Exova PLC, Sr. Unsec. Notes, 10.50%, 10/15/18(b)	GBP	335,000	455,935
Kerling PLC, Sr. Sec. Gtd. Notes, 10.63%, 02/01/17(b)	EUR	245,000	288,099
Odeon & UCI Finco PLC,
Sr. Sec. Gtd. Floating Rate Notes, 6.59%, 08/01/18(b)(e)	EUR	120,000	146,754
Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	325,000	471,801
Pipe Holdings PLC, Sr. Sec. Gtd. Bonds, 9.50%, 11/01/15(b)	GBP	200,000	276,214
R&R Ice Cream PLC, Sr. Sec. Gtd. Notes, 8.38%, 11/15/17(b)	EUR	430,000	476,748

			2,266,740

United States—0.23%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 8.88%, 12/01/16(b)	EUR	285,000	241,297

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $11,644,064)			10,171,143

	Shares

Preferred Stocks—2.74%
Automobile Manufacturers—0.27%
General Motors Co., Series B, $2.38 Conv. Pfd.	8,400	286,776

Consumer Finance—1.10%
Ally Financial, Inc.,
Series A, 8.50% Pfd.	10,670	185,125
Series G, 7.00% Pfd.(b)	1,052	737,057
GMAC Capital Trust I, Series 2, 8.13% Jr. Gtd. Sub. Pfd.	11,845	225,055

		1,147,237

Industrial REIT’s—0.10%
DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.	4,125	101,104

Regional Banks—1.11%
Zions Bancorp., Series C, 9.50% Pfd.	45,600	1,150,944

Tires & Rubber—0.16%
Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.	3,390	164,042

Total Preferred Stocks (Cost $3,081,764)		2,850,103

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Securities Fund

	Shares	Value

Common Stocks & Other Equity Interests—0.19%
Automobile Manufacturers—0.19%
General Motors Co.(d)(j)	4,937	$105,109
General Motors Co., Wts. expiring 07/10/16(d)(j)	4,490	56,798
General Motors Co., Wts. expiring 07/10/19(d)(j)	4,490	39,243

Total Common Stocks & Other Equity Interests (Cost $379,430)		201,150

TOTAL INVESTMENTS—98.57% (Cost $136,031,303)		102,531,910

OTHER ASSETS LESS LIABILITIES—1.43%		1,483,135

NET ASSETS—100.00%		$104,015,045

Investment Abbreviations:

CAD	—Canadian Dollar

Conv.	—Convertible

Ctfs.	—Certificates

Deb.	—Debentures

Disc.	—Discounted

EUR	—Euro

GBP	—British Pound

Gtd.	—Guaranteed

Jr.	—Junior

Pfd.	—Preferred

PIK	—Payment in Kind

REGS	—Regulation S

REIT	—Real Estate Investment Trust

Sec.	—Secured

Sr.	—Senior

Sub.	—Subordinated

Unsec.	—Unsecured

Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2011 was $40,288,897, which represented 38.73% of the Fund’s Net Assets.

(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2011 was $498,062, which represented 0.48% of the Fund’s Net Assets

(d)	Acquired as part of the General Motors reorganization.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(f)	Interest payments have been suspended under European Union agreement for 24 months beginning April 30, 2010.

(g)	Perpetual bond with no specified maturity date.

(h)	Foreign denominated security. Principal amount is denominated in currency indicated.

(i)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(j)	Non-income producing security.
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco High Yield Securities Fund

A.	Security Valuations — (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
Invesco High Yield Securities Fund

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$2,314,196	$737,057	$—	$3,051,253
Corporate Debt Securities	—	89,299,427	10,087	89,309,514
Foreign Debt Securities	—	10,171,143	—	10,171,143

	$2,314,196	$100,207,627	$10,087	$102,531,910

Foreign Currency Contracts*	—	215,670	—	215,670

Total Investments	$2,314,196	$100,423,297	$10,087	$102,747,580

*	Unrealized appreciation.
Invesco High Yield Securities Fund

NOTE 3 — Derivative Investments

Open Foreign Currency Contracts
Settlement		Contract to				Notional	Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation

02/09/12	RBC Capital Markets Corp.	EUR	6,380,000	USD	8,783,474	$8,579,552	$203,922
02/17/12	Morgan Stanley	GBP	772,000	USD	1,222,447	1,210,699	11,748

Total open foreign currency contracts							$215,670

Closed Foreign Currency Contracts
Closed		Contract to				Notional	Realized
Date	Counterparty	Deliver		Receive		Value	Gain

11/21/11	RBC Capital Markets Corp.	EUR	228,000	USD	313,892	$308,760	$5,132
11/25/11	RBC Capital Markets Corp.	EUR	143,000	USD	196,871	190,160	6,711
11/29/11	RBC Capital Markets Corp.	EUR	143,000	USD	196,871	190,654	6,217
12/15/11	RBC Capital Markets Corp.	EUR	91,000	USD	125,281	118,323	6,958
12/22/11	RBC Capital Markets Corp.	EUR	204,000	USD	280,851	266,594	14,257
12/22/11	Morgan Stanley	GBP	24,000	USD	38,004	37,609	395

Total closed foreign currency contracts							$39,670

Currency Abbreviations:

EUR — Euro

GBP — British Pound Sterling

USD — U.S. Dollar
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2011 was $53,757,441 and $66,253,457, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,497,399
Aggregate unrealized (depreciation) of investment securities	(36,119,345)

Net unrealized appreciation (depreciation) of investment securities	$(34,621,946)

Cost of investments for tax purposes is $137,153,856.
Invesco High Yield Securities Fund

Invesco Limited Maturity Treasury Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2011
invesco.com/us            LTD-QTR-1 11/11            Invesco Advisers, Inc.

Schedule of Investments
November 30, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–91.95%

U.S. Treasury Notes–89.65%

U.S. Treasury Notes	0.63%	12/31/12	$7,000	$7,034,453

U.S. Treasury Notes	0.63%	01/31/13	9,900	9,951,820

U.S. Treasury Notes	0.63%	02/28/13	9,600	9,653,250

U.S. Treasury Notes	0.75%	03/31/13	10,900	10,980,898

U.S. Treasury Notes	0.63%	04/30/13	21,800	21,931,141

U.S. Treasury Notes (a)	1.13%	06/15/13	17,600	17,840,625

U.S. Treasury Notes	0.50%	10/15/13	7,000	7,031,172

U.S. Treasury Notes	0.25%	10/31/13	9,900	9,899,226

U.S. Treasury Notes	2.75%	10/31/13	2,200	2,304,328

U.S. Treasury Notes	0.25%	11/30/13	12,000	12,000,000

U.S. Treasury Notes	2.50%	04/30/15	4,500	4,803,750

U.S. Treasury Notes	2.13%	05/31/15	2,300	2,427,219

U.S. Treasury Notes	1.00%	08/31/16	9,800	9,853,594

				125,711,476

U.S. Treasury Inflation — Indexed Bonds–2.30%

0.13%, 04/15/16 (b)			3,084	3,224,719

TOTAL INVESTMENTS–91.95% (Cost $128,648,364)				128,936,195

OTHER ASSETS LESS LIABILITIES–8.05%				11,293,178

NET ASSETS–100.00%				$140,229,373

Notes to Schedule of Investments:
(a)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1C and Note 3.
(b)	Principal amount of security and interest payments are adjusted for inflation.
See accompanying notes which are an integral part of this schedule.
     Invesco Limited Maturity Treasury Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.
     Invesco Limited Maturity Treasury Fund

C.	Futures Contracts – (continued)
The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
D.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

U.S. Treasury Securities	$—	$128,936,195	$—	$128,936,195

Futures*	5,034	—	—	5,034

	$5,034	$128,936,195	$—	$128,941,229

*   Unrealized appreciation.
     Invesco Limited Maturity Treasury Fund

NOTE 3 — Derivative Investments

Open Futures Contracts
	Number of		Notional	Unrealized
Contracts	Contracts	Month	Value	Appreciation

Short Contracts

U.S. Treasury 5 Year Notes	28	March-2012	$(3,433,938)	$1,254

U.S. Treasury 2 Year Notes	45	December-2011	(9,917,578)	3,780

Total			$(13,351,516)	$5,034

NOTE 4 — Investment Securities
The aggregate amount of long-term U.S. government obligations purchased and sold by the Fund during the nine months ended November 30, 2011 was $155,660,970 and $179,978,436, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$310,411

Aggregate unrealized (depreciation) of investment securities	(23,024)

Net unrealized appreciation of investment securities	$287,387

Cost of investments for tax purposes is $128,648,808.
     Invesco Limited Maturity Treasury Fund

Invesco Money Market Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2011

invesco.com/us MKT-QTR-1 11/11 Invesco Advisers, Inc.

Schedule of Investments
November 30, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–66.11%(a)

Asset-Backed Securities — Consumer Receivables–10.33%

Bryant Park Funding LLC (b)	0.17%	12/20/11	$75,000	$74,993,271

Old Line Funding, LLC (b)	0.22%	01/03/12	40,000	39,991,933

Windmill Funding Corp. (b)	0.29%	12/20/11	40,000	39,993,878

				154,979,082

Asset-Backed Securities — Fully Backed–2.33%

Aspen Funding Corp. (b)	0.30%	12/06/11	10,000	9,999,583

Variable Funding Capital Co., LLC (CEP-Wells Fargo Bank, N.A.) (b)	0.13%	12/19/11	25,000	24,998,375

				34,997,958

Asset-Backed Securities — Fully Supported Bank–7.80%

Gotham Funding Corp. (CEP- The Bank of Tokyo-Mitsubishi UFJ, Ltd.) (b)(c)	0.25%	12/01/11	22,500	22,500,000

Govco LLC (CEP-Citibank, N.A.) (b)	0.14%	12/22/11	40,500	40,496,693

Liberty Street Funding LLC (CEP-Bank of Nova Scotia) (b)(c)	0.25%	12/15/11	21,500	21,497,910

Straight-A-Funding LLC -Series 1, (CEP-Federal Financing Bank) (b)	0.19%	02/13/12	27,962	27,951,079

Victory Receivables Corp. (CEP-The Bank of Tokyo-Mitsubishi UFJ, Ltd.) (b)(c)	0.35%	01/12/12	4,500	4,498,162

				116,943,844

Asset-Backed Securities — Multi-Purpose–21.96%

CAFCO, LLC (b)	0.24%	01/04/12	25,000	24,994,333

Chariot Funding, LLC/Ltd.	0.22%	01/04/12	30,000	29,993,767

CHARTA, LLC (b)	0.13%	12/20/11	40,000	39,997,256

CIESCO, LLC (b)	0.15%	12/13/11	30,000	29,998,500

CIESCO, LLC (b)	0.24%	01/04/12	45,000	44,989,800

CRC Funding LLC (b)	0.15%	12/06/11	65,000	64,998,646

CRC Funding LLC (b)	0.24%	01/04/12	10,000	9,997,733

Gemini Securitization Corp., LLC (b)	0.31%	12/13/11	57,000	56,994,110

Jupiter Securitization Corp. (b)	0.20%	01/05/12	15,000	14,997,083

Nieuw Amsterdam Receivables Corp. (b)(c)	0.30%	12/05/11	12,500	12,499,583

				329,460,811

Asset-Backed Securities — Securities–4.67%

Cancara Asset Securitisation Ltd./LLC (b)(c)	0.27%	12/09/11	25,000	24,998,500

Solitaire Funding Ltd./LLC (b)(c)	0.38%	01/13/12	45,000	44,979,575

				69,978,075

Asset-Backed Securities — Trade Receivables–3.40%

Market Street Funding LLC (b)	0.22%	12/16/11	16,075	16,073,526

Market Street Funding LLC (b)	0.22%	01/20/12	35,000	34,989,306

				51,062,832

Diversified Banks–9.81%

Banque et Caisse d’Epargne de i’Etat (c)	0.26%	12/09/11	5,000	4,999,711

Barclays US Funding LLC (c)	0.16%	12/08/11	16,000	15,999,502

BNZ International Funding Ltd. (c)	0.50%	03/08/12	5,000	4,993,194

Deutsche Bank Financial LLC (c)	0.31%	12/02/11	25,000	24,999,785

National Australia Funding Delaware Inc. (b)(c)	0.25%	01/23/12	17,600	17,593,652

Rabobank USA Financial Corp. (c)	0.28%	01/12/12	5,000	4,998,367

Sumitomo Mitsui Banking Corp. (b)(c)	0.26%	12/16/11	23,605	23,602,443

Sumitomo Mitsui Banking Corp. (b)(c)	0.30%	01/20/12	50,000	49,979,166

				147,165,820

Life & Health Insurance–2.92%

MetLife Short Term Funding LLC (b)	0.16%	12/19/11	43,750	43,746,500

See accompanying notes which are an integral part of this schedule.
Invesco Money Market Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Commercial Paper–2.56%

Missouri (State of) Development Finance Board (Association of Municipal Utilities Lease Financing Program); Series 2005 A, Commercial Paper Lease RN (LOC-U.S. Bank, N.A.) (d)	0.18%	12/20/11	$38,402	$38,402,000

Regional Banks–0.33%

Westpac Banking (b)(c)	0.30%	01/09/12	5,000	4,998,375

Total Commercial Paper (Cost $991,735,297)				991,735,297

Variable Rate Demand Notes–16.72%(e)(f)

Credit Enhanced–16.72%

A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (d)	0.22%	06/01/29	2,725	2,725,000

Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	0.11%	08/01/35	7,760	7,760,000

Allegheny (County of), Pennsylvania Industrial Development Authority (Eleven Parkway Center Associates); Series 1992, Ref. VRD Commercial Development RB (LOC-PNC Bank, N.A.) (d)	0.14%	12/15/12	505	505,000

Allegheny (County of), Pennsylvania Industrial Development Authority (Oakland Catholic High School); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (d)	0.14%	06/01/38	2,880	2,880,000

Augusta (City of), Georgia Housing Authority (Westbury Creek Apartments); Series 2003 A, Ref. VRD MFH RB (CEP-FNMA)	0.13%	05/15/33	1,895	1,895,000

Aurora (City of), Kane, DuPage, Will & Kendall (Counties of) (Aurora University); Series 2004, VRD Economic Development RB (LOC-BMO Harris N.A.) (d)	0.15%	03/01/35	7,450	7,450,000

Beaver (County of), Pennsylvania Industrial Development Authority (FirstEnergy Generation Corp.); Series 2006 B, Ref. VRD PCR (LOC-Citibank, N.A.) (d)	0.12%	12/01/35	33,865	33,865,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (d)	0.22%	12/01/28	2,035	2,035,000

Burnsville (City of), Minnesota (Bridgeway Apartments LP); Series 2003, Ref. VRD MFH RB (CEP-FNMA)	0.20%	10/15/33	1,175	1,175,000

Butler (County of), Pennsylvania General Authority (New Castle Area School District); Series 2010, VRD RB (LOC-PNC Bank, N.A.) (d)	0.14%	03/01/30	2,290	2,290,000

Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (d)	0.25%	07/01/38	4,530	4,530,000

Chicago (City of), Illinois; Series 1997, VRD Limited Tax GO Bonds (LOC-BMO Harris N.A.) (d)	0.08%	01/01/12	620	620,000

Colorado (State of) Housing & Finance Authority (St. Moritz); Series 1996 H, Ref. VRD MFH RB (CEP-FNMA)	0.14%	10/15/16	5,215	5,215,000

Crawford (County of), Pennsylvania Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC-PNC Bank, N.A.) (d)	0.14%	11/01/39	2,000	2,000,000

DeKalb (County of), Georgia Development Authority (Atlanta Jewish Community Center, Inc.); Series 1999, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.15%	09/01/24	1,550	1,550,000

DeKalb (County of), Georgia Housing Authority (Crow Wood Arbor Associates, LTD.); Series 1985 Q, VRD MFH RB (CEP-FHLMC)	0.14%	12/01/25	6,980	6,980,000

Florida (State of) Housing Finance Agency (Caribbean Key Apartments); Series 1996 F, VRD RB (CEP-FNMA)	0.15%	06/01/26	1,100	1,100,000

Fort Wayne (City of), Indiana (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC-JPMorgan Chase Bank N.A.) (d)	0.14%	08/01/28	1,620	1,620,000

Franklin (County of), Georgia Industrial Building Authority (Fieldale Farms Corp.); Series 2004, VRD Taxable IDR (LOC-Rabobank Nederland) (c)	0.21%	09/01/14	4,400	4,400,000

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC-Bank of America, N.A.) (d)	0.33%	09/01/41	1,400	1,400,000

Illinois (State of) Finance Authority (Cultural Pooled Financing Program); Series 1985, VRD RB (LOC-JPMorgan Chase Bank N.A.) (d)	0.16%	12/01/25	2,200	2,200,000

Illinois (State of) Finance Authority (Metform, LLC); Series 2004, VRD IDR (LOC-Bank of America, N.A.) (d)	0.27%	05/01/14	1,400	1,400,000

Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.13%	06/01/37	1,000	1,000,000

See accompanying notes which are an integral part of this schedule.
Invesco Money Market Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago); Series 2009 C, VRD RB (LOC-Northern Trust Co.) (d)	0.13%	04/01/39	$2,175	$2,175,000

Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (CEP-FHLB of Indianapolis)	0.18%	12/01/39	980	980,000

Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (d)	0.17%	12/01/34	500	500,000

Jacksonville (City of), Florida (University of Florida Health Science Center-Jacksonville Faculty Clinic); Series 1989, VRD IDR (LOC-Bank of America, N.A.) (d)	0.20%	07/01/19	1,700	1,700,000

Kansas (State of) Development Finance Authority (Oak Ridge Park Phase I Apartments); Series 2009 D, Ref. VRD MFH RB (CEP-FHLMC)	0.17%	04/01/44	2,990	2,990,000

King George (County of) Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC-JPMorgan Chase Bank N.A.) (b)(d)	0.17%	09/01/21	1,100	1,100,000

Lamar Consolidated Independent School District; Series 2004, VRD Schoolhouse Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	0.15%	06/15/26	8,730	8,730,000

Lubbock (City of), Texas Independent School District; Series 2006, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	0.15%	02/01/30	2,050	2,050,000

M3 Realty, LLC; Series 2007, VRD RN (LOC-General Electric Capital Corp.) (b)(d)	0.25%	01/01/33	4,400	4,400,000

Maryland (State of) Economic Development Corp. (Associated Catholic Charities, Inc. Facility); Series 2004, VRD RB (LOC-PNC Bank, N.A.) (d)	0.13%	10/01/29	4,050	4,050,000

Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (d)	0.13%	11/01/28	2,400	2,400,000

Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable RB (LOC-Bank of America, N.A.) (d)	0.27%	01/01/44	7,200	7,200,000

Montgomery (County of), Pennsylvania Industrial Development Authority (Friends’ Central School Corp.); Series 2002, VRD School RB (LOC-Wells Fargo Bank, N.A.) (d)	0.15%	03/01/32	1,100	1,100,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (d)	0.13%	11/01/38	1,875	1,875,000

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.) (d)	0.13%	01/01/18	9,040	9,040,000

New York (City of), New York Housing Development Corp. (155 West 21st Street Development); Series 2007 B, VRD Taxable MFH Rental RB (CEP-FNMA)	0.16%	11/15/37	6,100	6,100,000

Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (d)	0.22%	12/01/27	6,465	6,465,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.14%	12/01/37	24,530	24,530,000

Orange (County of), Florida Housing Finance Authority (Post Fountains at Lee Vista); Series 1997 E, Ref. VRD MFH RB (CEP-FNMA)	0.20%	06/01/25	1,100	1,100,000

Osprey Properties Limited Partnership, LLLP; Series 2002, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (d)	0.22%	06/01/27	6,000	6,000,000

Pennsylvania (State of) Economic Development Financing Authority (Glade Run Lutheran Services); Series 2000 E-1, VRD RB (LOC-PNC Bank, N.A.) (d)	0.14%	09/01/15	1,050	1,050,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Mercyhurst College); Series 1999 E-1, VRD RB (LOC-PNC Bank, N.A.) (d)	0.14%	11/01/19	1,285	1,285,000

Pima (County of), Arizona Industrial Development Authority (Delaware Military Academy, Inc.); Series 2008, VRD Charter School RB (LOC-PNC Bank, N.A.) (d)	0.13%	09/01/38	1,000	1,000,000

Ridley (Township of), Pennsylvania School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (d)	0.14%	11/01/29	2,800	2,800,000

St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, LP); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.20%	10/01/33	7,675	7,675,000

St. Paul (City of), Minnesota Port Authority; Series 2009-11 DD, Ref. VRD District Cooling RB (LOC-Deutsche Bank AG) (c)(d)	0.18%	03/01/29	820	820,000

Series 2009-5 O, VRD District Heating RB (LOC-Deutsche Bank AG) (c)(d)	0.18%	12/01/28	1,800	1,800,000

Series 2009-6 P, VRD District Heating RB (LOC-Deutsche Bank AG) (c)(d)	0.20%	12/01/28	1,335	1,335,000

Series 2009-7 Q, Ref. VRD District Heating RB (LOC-Deutsche Bank AG) (c)(d)	0.18%	12/01/28	985	985,000

Smyrna (City of), Georgia Housing Authority (F&M Villages); Series 1997, VRD MFH RB (CEP-FNMA)	0.12%	06/01/25	2,260	2,260,000

South Carolina (State of) Jobs-Economic Development Authority (Heathwood Hall Episcopal School); Series 2001, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.15%	08/01/29	1,200	1,200,000

See accompanying notes which are an integral part of this schedule.
Invesco Money Market Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

South Dakota (State of) Health & Educational Facilities Authority (Regional Health, Inc.); Series 2008, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.15%	09/01/27	$8,400	$8,400,000

Tucson (City of), Arizona Industrial Development Authority (La Entrada Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.20%	07/15/31	1,750	1,750,000

USTA National Tennis Center, Inc.; Series 2009, VRD Taxable RB (LOC-JPMorgan Chase Bank N.A.) (d)	0.15%	11/15/24	4,800	4,800,000

Warren (County of), Ohio (Otterbein Homes); Series 1998 A, Ref. VRD Health Care Facilities Improvement RB (LOC-U.S. Bank, N.A.) (d)	0.13%	07/01/21	9,550	9,550,000

Washington (State of) Housing Finance Commission (Lake Washington Apartments); Series 1996, VRD Multifamily Mortgage RB (LOC-U.S. Bank, N.A.) (d)	0.14%	10/01/26	4,400	4,400,000

Washington (State of) Housing Finance Commission (Seattle Country Day School); Series 2006, VRD Non-Profit RB (LOC-Bank of America, N.A.) (d)	0.12%	07/01/32	900	900,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.20%	02/01/34	7,700	7,700,000

Total Variable Rate Demand Notes (Cost $250,790,000)				250,790,000

Certificates of Deposit–9.40%

Bank of Nova Scotia	0.25%	01/11/12	46,000	46,000,000

Svenska Handelsbanken A.B. (United Kingdom) (c)	0.45%	02/27/12	47,000	47,000,574

Toronto-Dominion Bank	0.26%	01/12/12	48,000	48,000,000

Total Certificates of Deposit (Cost $141,000,574)				141,000,574

Bank Notes–1.67%

Royal Bank of Canada Sr. Unsec. Notes (Cost $25,000,000)(b)(c)(d)	0.42%	12/31/12	25,000,000	25,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–93.89% (Cost $1,408,525,871)				1,408,525,871

			Repurchase Amount
Repurchase Agreements–9.13%(g)

BMO Capital Markets Corp., Joint agreement dated 11/30/11, aggregate maturing value $250,000,764 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,158; 0%, 12/16/11-11/09/12) (Cost $136,988,187)	0.11%	12/01/11	136,988,606	136,988,187

TOTAL INVESTMENTS(h)(i)–103.03% (Cost $1,545,514,058)				1,545,514,058

OTHER ASSETS LESS LIABILITIES–(3.03)%				(45,405,413)

NET ASSETS–100.00%				$1,500,108,635

See accompanying notes which are an integral part of this schedule.
Invesco Money Market Fund

Investment Abbreviations:

CEP	— Credit Enhancement Provider
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GO	— General Obligation
IDR	— Industrial Development Revenue Bonds
LOC	— Letter of Credit
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue Bonds
RB	— Revenue Bonds
Ref.	— Refunding
RN	— Revenue Notes
Sr.	— Senior
Unsec.	— Unsecured
VRD	— Variable Rate Demand
Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2011 was $897,848,971, which represented 59.85% of the Trust’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 8.9%; Japan: 6.7%; other countries less than 5% each: 8.7%.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.
(g)	Principal amount equals value at period end. See Note 1D.
(h)	Also represents cost for federal income tax purposes.
(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.
See accompanying notes which are an integral part of this schedule.
Invesco Money Market Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
           Invesco Money Market Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Short-term Investments	$—	$1,545,514,058	$—	$1,545,514,058

Invesco Money Market Fund

Invesco Municipal Bond Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2011

invesco.com/us MBD-QTR-1 11/11 Invesco Advisers, Inc.

Schedule of Investments
November 30, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–98.81%

Alabama–0.63%

Auburn University; Series 2011 A, General Fee RB	5.00%	06/01/36	$1,000	$1,064,980

Birmingham (City of) Special Care Facilities Financing Authority (Children’s Hospital); Series 2009, Health Care Facility RB (INS-AGC) (a)	6.00%	06/01/39	1,000	1,091,360

University of Alabama; Series 2004 A, General RB (INS-NATL) (a)	5.00%	07/01/29	1,000	1,033,120

				3,189,460

Alaska–1.08%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services);
Series 2011 A, RB	5.00%	10/01/40	1,250	1,255,225

Series 2011 A, RB	5.50%	10/01/41	3,000	3,176,190

Southeast Alaska Power Agency; Series 2009, Ref. Electrical RB (INS-AGC) (a)	5.38%	06/01/28	1,025	1,052,224

				5,483,639

Arizona–0.74%

Goodyear (City of); Series 2010, Sub. Lien Water & Sewer RB	5.63%	07/01/39	1,000	1,029,430

Yavapai (County of) Industrial Development Authority (Northern Arizona Healthcare System);
Series 2011, Ref. Hospital Facility RB	5.25%	10/01/25	1,000	1,097,190

Series 2011, Ref. Hospital Facility RB	5.25%	10/01/26	500	539,200

Yuma Municipal Property Corp.; Series 2007 D, Municipal Facilities RB (INS-SGI) (a)	5.00%	07/01/24	1,000	1,075,480

				3,741,300

Arkansas–1.00%

Arkansas State University (Jonesboro Campus); Series 2009, Housing System RB (INS-AGM) (a)	5.00%	03/01/34	1,825	1,944,118

Little Rock (City of); Series 2009, Library Construction & Improvement Limited Tax GO Bonds	4.60%	03/01/24	1,495	1,614,077

North Little Rock Health Facilities Board (Baptist Health); Series 2001, Health Care RB	5.70%	07/01/22	500	500,735

University of Arkansas (Fayetteville Campus); Series 2011 A, Various Facility RB	4.63%	11/01/36	1,000	1,012,680

				5,071,610

California–6.47%

ABAG Finance Authority for Non-profit Corps. (Odd Fellows Home of California); Series 1999, COP (INS-Cal-Mortgage) (a)	6.00%	08/15/24	1,000	1,022,090

Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB	5.38%	10/01/36	735	793,719

Big Bear Lake (City of); Series 1996, Ref. Water RB (INS-NATL) (a)	6.00%	04/01/22	2,000	2,242,140

California (State of) Department of Water Resources; Series 2002 A, Power Supply RB (b)(c)	5.38%	05/01/12	1,000	1,031,600

California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (INS-AGM) (a)	5.25%	07/01/38	500	489,110

California (State of) Health Facilities Financing Authority (The Episcopal Home); Series 2002 B, RB (INS-Cal-Mortgage) (a)	5.50%	02/01/24	1,000	1,049,050

California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008, RB (INS-Cal-Mortgage) (a)	5.75%	08/15/38	500	515,220

California (State of);
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/40	250	261,530

Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/41	1,000	997,620

Corona-Norca Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(d)	0.00%	08/01/39	1,000	180,940

El Centro (City of) Financing Authority; Series 2006 A, Water RB (INS-AGM) (a)	5.00%	10/01/26	2,000	2,089,280

Folsom (City of) Public Financing Authority; Series 2007 A, Special Tax RB (INS-AMBAC) (a)	5.00%	09/01/28	1,000	944,590

Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS-AGM) (a)	5.00%	08/01/26	2,000	2,193,380

See accompanying notes which are an integral part of this schedule.
                    Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

Hayward Unified School District (Election of 2008); Series 2010 A, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(d)	0.00%	08/01/34	$1,500	$353,760

Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/31	1,500	1,600,695

Los Angeles Unified School District (Election of 2002); Series 2007 B, Unlimited Tax GO Bonds (INS-AMBAC) (a)	4.50%	07/01/26	2,000	2,034,020

Norco (City of) Financing Authority; Series 2009, Ref. Enterprise RB (INS-AGM) (a)	5.63%	10/01/34	1,500	1,602,645

Oceanside Unified School District; Series 2009 A, Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	08/01/33	775	814,726

Palomar Pomerado Health (Election of 2004); Series 2005 A, Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.00%	08/01/26	1,080	1,099,289

Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/35	1,500	354,765

Redlands Unified School District (Election of 2008); Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	07/01/25	1,415	1,520,743

Redondo Beach Unified School District (Election of 2008); Series 2008 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.13%	08/01/37	2,000	2,062,480

Regents of the University of California; Series 2009 O, General RB	5.25%	05/15/39	500	532,485

Sacramento (County of); Series 2009 B, Sr. Airport System RB (INS-AGC) (a)	5.50%	07/01/34	1,500	1,575,465

San Bernardino Community College District (Election of 2002); Series 2008 A, Unlimited Tax GO Bonds	6.50%	08/01/28	525	616,056

San Joaquin (County of) Transportation Authority (Measure K); Series 2011 A, Limited Sales Tax RB	5.25%	03/01/31	1,500	1,621,410

Torrance Unified School District (Measure Z); Series 2009 B-1, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/26	1,250	550,825

Western Riverside (County of) Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS-AGC) (a)	5.50%	09/01/34	1,000	1,062,410

Yuba (County of) Levee Financing Authority; Series 2008 A, RB (INS-AGC) (a)	5.00%	09/01/33	1,500	1,531,065

				32,743,108

Colorado–2.25%

Colorado (State of) Water Resources & Power Development Authority (Fountain Electric, Water & Wastewater Utility Enterprise);
Series 2009 A, RB (INS-AGC) (a)	5.13%	12/01/30	400	423,364

Series 2009 A, RB (INS-AGC) (a)	5.25%	12/01/38	525	545,711

Colorado (State of) Health Facilities Authority (Exempla Inc.);
Series 2002 A, RB (b)(c)	5.50%	01/01/12	2,850	2,891,553

Series 2002 A, RB (b)(c)	5.63%	01/01/12	2,040	2,069,968

Colorado Springs (City of);
Series 2009, Ref. Hospital RB	6.25%	12/15/33	1,200	1,254,252

Series 2010 D-1, Utilities System RB	5.25%	11/15/33	1,000	1,123,340

Denver (City of) Health & Hospital Authority; Series 2004 A, Ref. Health Care RB (b)(c)	6.25%	12/01/14	750	875,063

Telluride (Town of); Series 2010, Ref. Excise Tax RB (INS-AGM) (a)	5.00%	12/01/36	1,000	1,064,470

University of Colorado; Series 2009 A, Enterprise System RB	5.25%	06/01/30	1,075	1,167,525

				11,415,246

Connecticut–2.65%

Area Cooperative Educational Services (Staff Development/Administration Facility); Series 1999, Unlimited Tax GO Bonds (INS-ACA) (a)	5.63%	07/15/19	1,060	1,034,613

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (a)(e)	6.60%	07/01/24	1,000	983,430

Connecticut (State of) (Transportation Infrastructure); Series 1991 B, Special Tax Obligation RB	6.50%	10/01/12	1,500	1,577,010

Connecticut (State of) Development Authority (The Connecticut Light & Power Co.); Series 2011 A, Ref. PCR	4.38%	09/01/28	1,000	1,004,280

Connecticut (State of) Health & Educational Facility Authority (Bridgeport Hospital); Series 1992 A, RB (INS-NATL) (a)	6.63%	07/01/18	725	730,568

Connecticut (State of) Health & Educational Facility Authority (Quinnipiac University); Series 2007 J, RB (INS-NATL) (a)	5.75%	07/01/33	1,000	1,081,470

Connecticut (State of) Health & Educational Facility Authority (Western Connecticut Health Network); Series 2011 M, RB	5.38%	07/01/41	1,000	1,038,660

See accompanying notes which are an integral part of this schedule.
                    Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Connecticut–(continued)

Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB	5.00%	07/01/26	$1,000	$1,040,520

Connecticut (State of) Housing Finance Authority (Housing Mortgage Finance Program); Series 1998 C, RB (e)	5.50%	11/15/35	1,775	1,775,603

Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/39	3,000	3,163,800

				13,429,954

Delaware–0.22%

Delaware (State of) Economic Development Authority (Delmarva Power & Light Co.); Series 2010, Ref. Gas Facilities RB	5.40%	02/01/31	1,050	1,109,042

District of Columbia–0.45%

District of Columbia (Gonzaga College High School); Series 1999, RB (INS-AGM) (a)	5.38%	07/01/19	1,055	1,057,363

District of Columbia (National Public Radio, Inc.); Series 2010 A, RB	5.00%	04/01/43	1,205	1,218,749

				2,276,112

Florida–4.53%

Bartow (City of); Series 2006, Ref. Water & Sewer System RB (INS-NATL) (a)	4.25%	10/01/29	5,000	4,476,000

Broward (County of); Series 2009 A, Water & Sewer Utility RB	5.13%	10/01/28	1,500	1,630,440

Crossings at Fleming Island Community Development District; Series 2000 B, Ref. Special Assessment RB (INS-NATL) (a)	5.80%	05/01/16	910	911,583

Florida (State of) Higher Educational Facilities Financial Authority (Rollins College);
Series 2010, RB	4.75%	12/01/30	2,000	2,070,380

Series 2010, RB	5.00%	12/01/37	2,020	2,090,296

Jacksonville (City of) Health Facilities Authority (Ascension Health Credit Group); Series 2002 A, RB	5.25%	11/15/32	1,535	1,560,205

Miami (City of); Series 2009, Ref. Parking System RB (INS-AGC) (a)	5.00%	10/01/34	500	506,600

Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds	5.38%	07/01/29	1,000	1,060,760

Miami-Dade (County of) (Jackson Health System);
Series 2009, Public Facilities RB (INS-AGC) (a)	5.63%	06/01/34	1,000	1,032,700

Series 2009, Public Facilities RB (INS-AGC) (a)	5.75%	06/01/39	775	797,855

Miami-Dade (County of) (Miami International Airport);
Series 2000 B, Aviation RB (INS-NATL) (a)	5.75%	10/01/29	2,000	2,011,860

Series 2010 A, Aviation RB	5.38%	10/01/35	1,105	1,142,603

Series 2010 B, Aviation RB (INS-AGM) (a)	5.00%	10/01/35	1,205	1,233,884

Miami-Dade (County of);
Series 2009 C, Professional Sports Franchise Facility Tax RB (INS-AGC) (a)	5.75%	10/01/39	550	589,875

Palm Beach (County of) Health Facilities Authority (Bethesda Health Care System, Inc.); Series 2010 A, RB (INS-AGM) (a)	5.00%	07/01/30	625	641,431

Sunrise (City of); Series 1998, Ref. Utility System RB (INS-AMBAC) (a)	5.00%	10/01/28	1,150	1,200,991

				22,957,463

Georgia–3.57%

Atkinson & Coffee (Counties of) Joint Development Authority (SGC Real Estate Foundation II LLC); Series 2009, RB (INS-AGC) (a)	5.25%	06/01/34	1,000	1,060,040

Atlanta (City of);
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.25%	11/01/34	1,500	1,585,965

Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.38%	11/01/39	1,500	1,587,075

Series 2010 C, Ref. Airport General RB	5.25%	01/01/30	1,500	1,584,810

Series 2010 C, Ref. Airport General RB	6.00%	01/01/30	1,000	1,154,780

Series 2010 C, Ref. Airport General RB (INS-AGM) (a)	5.25%	01/01/30	1,500	1,612,620

DeKalb (County of) Private Hospital Authority (Children’s Healthcare of Atlanta, Inc.); Series 2009, RAC	5.00%	11/15/19	600	690,762

Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS-AGM) (a)	5.50%	07/01/34	1,000	1,058,030

Macon-Bibb (County of) Hospital Authority (The Medical Center of Central Georgia, Inc.); Series 2009, RAC	5.00%	08/01/32	2,000	2,031,060

See accompanying notes which are an integral part of this schedule.
                    Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia–(continued)

Medical Center Hospital Authority (Columbus Regional Healthcare System); Series 2008, RAC (INS-AGC) (a)	6.38%	08/01/29	$2,135	$2,356,164

Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC	5.25%	01/01/29	1,500	1,506,525

Savannah (City of) Economic Development Authority (SSU Community Development I, LLC); Series 2010, RB (INS-AGC) (a)	5.50%	06/15/35	1,020	1,089,044

Thomasville Hospital Authority (John D. Archbold Memorial Hospital, Inc.); Series 2010, RAC	5.13%	11/01/30	750	758,535

				18,075,410

Guam–0.22%

Guam (Government of) Power Authority; Series 2010 A, RB (INS-AGM) (a)	5.00%	10/01/37	1,100	1,130,382

Idaho–0.15%
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, RB	6.13%	12/01/28	655	735,244

Illinois–7.47%

Bellwood (Village of); Series 2002, Unlimited Tax GO Bonds (b)(c)	5.25%	12/01/12	1,000	1,049,890

Chicago (City of) (Cottage View Terrace Apartments); Series 2000 A, FHA/GNMA Collateralized MFH RB (CEP-GNMA) (e)	6.13%	02/20/42	1,480	1,492,802

Chicago (City of) Park District; Series 2008 F, Limited Tax GO Bonds	5.50%	01/01/33	1,270	1,348,258

Chicago (City of);
Series 2000 C, Ref. Unlimited Tax Go Bonds (INS-NATL) (a)	5.50%	01/01/40	995	997,935

Series 2001, Special Transportation RB (b)(c)	5.25%	07/01/12	1,000	1,018,400

Series 2001 A, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.25%	01/01/33	1,030	1,034,501

Series 2011 A, Sales Tax RB	5.00%	01/01/41	1,000	1,029,100

Illinois (State of) Department of Central Management Services; Series 1999, COP (INS-NATL) (a)	5.85%	07/01/19	1,750	1,756,300

Illinois (State of) Finance Authority (DePaul University); Series 2011 A, RB	6.00%	10/01/32	1,000	1,101,630

Illinois (State of) Finance Authority (Evangelical Hospital Corp.);
Series 1992 A, Ref. RB (b)	6.25%	04/15/22	1,000	1,282,620

Series 1992 C, RB (b)	6.25%	04/15/22	1,150	1,475,013

Illinois (State of) Finance Authority (Northwestern University); Series 1997, Medium-Term RB (b)(c)	5.25%	11/01/14	1,000	1,133,590

Illinois (State of) Finance Authority (Resurrection Health Care); Series 1999 B, RB (INS-AGM) (a)	5.25%	05/15/29	3,000	3,013,770

Illinois (State of) Finance Authority (Robert Morris College);
Series 2000, RB (INS-NATL) (a)	5.75%	06/01/20	1,305	1,307,127

Series 2000, RB (INS-NATL) (a)	5.80%	06/01/30	1,000	1,000,350

Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.); Series 2005, RB (INS-AGM) (a)	5.38%	03/01/35	1,000	1,024,000

Illinois (State of) Finance Authority (The Carle Foundation);
Series 2011 A, RB	5.75%	08/15/34	1,000	1,012,140

Series 2011 A, RB (INS-AGM) (a)	6.00%	08/15/41	650	677,859

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)(g)	0.13%	08/15/25	5,680	5,680,000

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 A, Dedicated State Tax RB (INS-NATL) (a)	5.25%	06/15/42	1,000	997,710

Illinois (State of) Municipal Electric Agency; Series 2006, Power Supply System RB (INS-NATL) (a)	5.00%	02/01/26	4,000	4,166,800

Northern Illinois University;
Series 2011, Ref. Auxiliary Facilities System RB (INS-AGM) (a)	5.25%	04/01/28	2,000	2,078,520

Series 2011, Ref. Auxiliary Facilities System RB (INS-AGM) (a)	5.50%	04/01/26	2,000	2,144,080

				37,822,395

Indiana–4.39%

Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Wastewater Utility Second Lien RB	5.00%	10/01/41	1,000	1,011,950

Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB	5.75%	01/01/29	200	219,786

See accompanying notes which are an integral part of this schedule.
                    Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Indiana–(continued)
Indianapolis (City of) Local Public Improvement Bond Bank (Indianapolis Airport Authority); Series 2006 F, RB (INS-AMBAC) (a)(e)	5.00%	01/01/18	$500	$541,755

Indianapolis (City of) Local Public Improvement Bond Bank (Waterworks);
Series 2002 A, RB (b)(c)	5.25%	07/01/12	1,000	1,029,410

Series 2009 A, RB (INS-AGC) (a)	5.25%	01/01/29	1,000	1,076,110

Lafayette (City of); Series 2002, Sewer RB (b)(c)	5.15%	07/01/12	1,000	1,038,820

Monroe County Community 1996 School Building Corp.; Series 2009, First Mortgage RB (INS-AGM) (a)	5.25%	01/15/27	2,815	3,092,446

Noblesville (City of) Redevelopment Authority (146th Street Extension); Series 2006 A, Economic Development Lease Rental RB	5.25%	08/01/25	1,570	1,710,060

Northern Wells Community School Building Corp.; Series 2002, First Mortgage RB (b)(c)	5.40%	07/15/12	500	516,140

Petersburg (City of) (Indianapolis Power & Light Co.); Series 1993 B, Ref. PCR (INS-NATL) (a)	5.40%	08/01/17	9,850	10,943,350

Rockville School Building Corp.; Series 2006, First Mortgage RB (INS-AGM) (a)	5.00%	07/15/26	1,000	1,054,560

				22,234,387

Iowa–0.92%

Ames (City of) (Mary Greely Medical Center);
Series 2011, Hospital RB	5.50%	06/15/30	1,000	1,027,040

Series 2011, Hospital RB	5.63%	06/15/31	1,500	1,543,995

Iowa (State of) Finance Authority (Iowa Health System); Series 2005, Health Facilities RB (INS-AGC) (a)	5.25%	02/15/29	2,000	2,102,020

				4,673,055

Kansas–0.20%

Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.38%	03/01/29	1,000	1,032,870

Kentucky–0.22%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (a)	6.00%	12/01/33	1,070	1,137,624

Louisiana–5.15%

Caddo & Bossier (Parishes of) Port Commission; Series 2011, Ref. Utility RB	5.00%	04/01/34	550	565,042

East Baton Rouge (Parish of) Sewerage Commission; Series 2009 A, RB	5.25%	02/01/34	1,550	1,660,158

Jefferson (Parish of) Hospital District No. 1 (West Jefferson Medical Center);
Series 2011 A, Ref. Hospital RB	6.00%	01/01/39	1,000	1,007,240

Series 2011 A, Ref. Hospital RB (INS-AGM) (a)	5.38%	01/01/31	400	410,976

Series 2011 A, Ref. Hospital RB (INS-AGM) (a)	6.00%	01/01/39	1,000	1,051,750

Jefferson (Parish of) Hospital Service District No. 2 (East Jefferson General Hospital); Series 2011, Ref. Hospital RB	6.25%	07/01/31	1,000	1,014,680

Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities-Housing & Parking); Series 2010, RB (INS-AGM) (a)	5.00%	10/01/25	1,000	1,065,710

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Capital Projects & Equipment Acquisitions Program);
Series 2000, RB (INS-ACA) (a)	6.55%	09/01/25	4,860	4,911,662

Series 2000 A, RB (INS-AMBAC) (a)	6.30%	07/01/30	2,000	2,029,500

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, RB	5.38%	04/01/31	1,000	1,071,840

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB (INS-AGC) (a)	5.50%	02/01/39	1,500	1,593,600

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Parking Facilities Corp. Garage); Series 2001 A, RB (INS-AMBAC) (a)	5.20%	10/01/20	1,760	1,761,250

Louisiana (State of) Public Facilities Authority (Christus Health); Series 2009 A, Ref. RB	6.00%	07/01/29	1,600	1,726,608

Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB (b)(c)	5.50%	05/15/26	1,010	1,253,935

Louisiana (State of) Public Facilities Authority (Tulane University); Series 2002 A, RB (b)(c)	5.13%	07/01/12	2,100	2,160,228

See accompanying notes which are an integral part of this schedule.
                    Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Louisiana–(continued)

Terrebonne (Parish of) Consolidated Government; Series 2011 ST, Sales & Use Tax RB (INS-AGM) (a)	5.00%	04/01/31	$2,645	$2,793,279

				26,077,458

Maine–0.10%

Maine (State of) Housing Authority; Series 2007 E, Mortgage Purchase RB (e)	5.30%	11/15/23	500	517,325

Maryland–0.39%

Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2011, RB	5.00%	08/15/41	2,000	1,989,120

Massachusetts–3.74%

Boston (City of) Water & Sewer Commission; Series 1993 A, Sr. RB (INS-NATL) (a)	5.25%	11/01/19	5,385	6,174,441

Massachusetts (State of) Bay Transportation Authority; Series 2002 A, Sr. Sales Tax RB (b)(c)	5.00%	07/01/12	1,500	1,541,925

Massachusetts (State of) Development Finance Agency (Boston University); Series 1999 P, RB	6.00%	05/15/59	5,500	6,154,830

Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (INS-AGM) (a)	5.25%	07/01/33	750	790,095

Massachusetts (State of) Development Finance Agency (Linden Ponds Inc.);
Series 2011 A-1, RB	6.25%	11/15/17	732	672,109

Series 2011 A-2, RB	5.50%	11/15/46	38	22,775

Series 2011 B, RB (d)	0.00%	11/15/56	187	917

Massachusetts (State of) Development Finance Agency (Olin College); Series 2003 B, RB (INS-SGI) (a)	5.25%	07/01/33	2,500	2,514,025

Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/36	1,000	1,064,480

				18,935,597

Michigan–4.52%

Almont Community Schools; Series 2002, Ref. School Building & Site Unlimited Tax GO Bonds (b)(c)	5.00%	11/01/12	1,000	1,043,550

Chippewa Valley Schools; Series 2002, Ref. Unlimited Tax GO Bonds (b)(c)	5.13%	05/01/12	1,000	1,020,680

Detroit (City of);
Series 2001 A, Sr. Lien Water Supply System RB (INS-NATL) (a)	5.00%	07/01/30	5,000	5,000,300

Series 2006 B, Second Lien Water Supply System RB (INS-AGM) (a)	6.25%	07/01/36	1,000	1,124,700

Jackson (City of) Brownfield Redevelopment Authority; Series 2002, Tax Increment Allocation Limited Tax GO Bonds (INS-NATL) (a)	5.13%	06/01/24	1,000	1,018,330

Michigan (State of) Building Authority (Facilities Program); Series 2011A, Ref. RB	5.00%	10/15/29	500	527,690

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)(g)	0.11%	10/15/38	8,539	8,539,000

Michigan (State of) Public Power Agency (Combustion Turbine No. 1); Series 2001 A, RB (b)(c)	5.25%	01/01/12	2,500	2,510,900

Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/34	1,000	749,070

Wyoming (City of); Series 2008, Water Supply System RB	5.13%	06/01/28	1,305	1,381,055

				22,915,275

Minnesota–1.10%

Minneapolis (City of) (Fairview Health Services); Series 2008 B, Health Care System RB (INS-AGC) (a)	6.50%	11/15/38	1,275	1,423,856

Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group); Series 2008 C-1, Health Care Facilities RB (INS-AGC) (a)	5.00%	02/15/30	1,060	1,099,284

Minnesota (State of) Tobacco Securitization Authority; Series 2011 B, Ref. Tobacco Settlement RB	5.25%	03/01/31	1,000	1,012,180

St. Louis Park (City of) (Park Nicollet Health Services); Series 2009, Ref. Health Care Facilities RB	5.75%	07/01/39	2,000	2,037,380

				5,572,700

See accompanying notes which are an integral part of this schedule.
                    Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri–1.38%

Cass (County of); Series 2007, Hospital RB	5.38%	05/01/22	$1,000	$1,003,590

Gladstone (City of); Series 2006 A, COP (INS-SGI) (a)	5.00%	06/01/22	1,295	1,381,506

Ladue School District; Series 2007, Ref. & Improvement Unlimited Tax GO Bonds	4.75%	03/01/27	1,000	1,062,660

Missouri (State of) Health & Educational Facilities Authority (Children’s Mercy Hospital); Series 2009, RB	5.63%	05/15/39	2,500	2,581,300

St. Louis Municipal Finance Corp.; Series 2007, Recreation Sales Tax Leasehold RB (INS-AMBAC) (a)	4.50%	02/15/28	1,000	962,590

				6,991,646

Montana–0.21%

Montana (State of) Facility Finance Authority (Benefis Health System Obligated Group); Series 2011 A, Hospital RB (INS-AGC) (a)	5.75%	01/01/31	1,000	1,074,960

Nebraska–0.42%

Nebraska (State of) Investment Finance Authority; Series 2010 A, Single Family Housing RB (CEP-GNMA)	5.90%	09/01/36	1,000	1,081,490

University of Nebraska (Omaha Health & Recreation); Series 2008, RB	5.00%	05/15/33	1,000	1,048,570

				2,130,060

Nevada–2.03%

Clark (County of) (Las Vegas-McCarran International Airport);
Series 2010 A, Passenger Facility Charge RB	5.25%	07/01/42	2,000	2,049,540

Series 2010 A, Passenger Facility Charge RB (INS-AGM) (a)	5.25%	07/01/39	1,500	1,559,505

Clark (County of) Water Reclamation District; Series 2008, Limited Tax GO Bonds	5.63%	07/01/32	1,500	1,624,050

Clark (County of);
Series 2001, Bond Bank Limited Tax GO Bonds (INS-NATL) (a)	5.00%	06/01/31	2,145	2,150,792

Series 2004 A-2, Airport System Sub. Lien RB (INS-NATL) (a)	5.13%	07/01/25	1,000	1,021,790

Series 2004 A-2, Airport System Sub. Lien RB (INS-NATL) (a)	5.13%	07/01/27	1,000	1,016,160

Las Vegas (City of) Valley Water District; Series 2009 B, Limited Tax GO Bonds	5.00%	06/01/29	800	843,192

				10,265,029

New Hampshire–0.38%

Manchester (City of); Series 2009 A, Ref. General Airport RB (INS-AGM) (a)	5.13%	01/01/30	750	782,535

New Hampshire (State of) Health & Education Facilities Authority (Wentwort H. Douglas Hospital); Series 2011 A, RB	6.00%	01/01/34	1,100	1,152,074

				1,934,609

New Jersey–1.91%

New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, Special Facility RB (e)	6.40%	09/15/23	1,045	1,037,121

Series 2000, Special Facility RB (e)	7.00%	11/15/12	4,000	3,999,400

New Jersey (State of) Turnpike Authority;
Series 2009 H, RB	5.00%	01/01/36	1,000	1,037,690

Series 2009 I, RB	5.00%	01/01/35	2,000	2,088,440

Tobacco Settlement Financing Corp.; Series 2002, Asset-Backed RB (b)(c)	5.38%	06/01/12	1,485	1,523,372

				9,686,023

New York–4.76%

Metropolitan Transportation Authority; Series 2002 A, Ref. Service Contract RB	5.13%	01/01/29	1,000	1,019,140

New York & New Jersey (States of) Port Authority; Ninety-Third Series 1994, Consolidated RB	6.13%	06/01/94	5,250	6,039,968

New York (City of) Municipal Water Finance Authority; Series 2005 A, Water & Sewer System RB (INS-AGM) (a)	4.50%	06/15/29	1,000	1,019,980

New York (City of); Series 2007 D1, Unlimited Tax GO Bonds	5.13%	12/01/22	2,500	2,831,375

New York (State of) Dormitory Authority (North Shore Long Island Jewish Obligated Group);
Series 2011 A, Non State Supported Debt RB	5.00%	05/01/32	1,000	1,010,060

Series 2011 A, Non State Supported Debt RB	5.00%	05/01/41	1,000	996,140

New York (State of) Dormitory Authority (State University Dormitory Facilities); Series 2011A, Lease RB	5.00%	07/01/35	1,000	1,057,300

See accompanying notes which are an integral part of this schedule.
                    Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–(continued)

New York (State of) Dormitory Authority (The New York & Presbyterian Hospital); Series 2007, FHA Insured Mortgage Hospital RB (INS-AGM) (a)	4.75%	02/15/23	$1,100	$1,166,429

New York (State of) Dormitory Authority (Yeshiva University); Series 2009, RB	5.00%	09/01/34	515	519,408

New York (State of); Series 2009 A, Unlimited Tax GO Bonds	5.00%	02/15/39	500	533,110

Suffolk (County of) Water Authority; Series 2011, Ref. Waterworks RB	5.00%	06/01/40	2,135	2,266,836

Triborough Bridge & Tunnel Authority;
Series 1992 Y, General Purpose RB (b)	5.50%	01/01/17	2,900	3,271,780

Series 1993 B, General Purpose RB (b)	5.00%	01/01/20	1,960	2,387,966

				24,119,492

North Carolina–0.35%

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)(g)	0.12%	09/01/27	140	140,000

North Carolina (State of) Housing Finance Agency; Series 1996 II, Single Family RB (CEP-FHA)	6.20%	03/01/16	65	65,205

North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2009 A, Health Care Facilities RB	5.00%	06/01/39	1,000	1,022,910

Oak Island (Town of); Series 2009, Enterprise System RB (INS-AGC) (a)	6.00%	06/01/34	500	547,475

				1,775,590

North Dakota–0.70%

Cass (County of) (Essentia Health Obligated Group); Series 2008 A, Health Care Facilities RB (INS-AGC) (a)	5.13%	02/15/37	1,000	1,003,240

Fargo (City of) (Sanford); Series 2011, Health System RB	6.25%	11/01/31	1,250	1,379,713

North Dakota (State of) Board of Higher Education (North Dakota State University); Series 2007, Housing & Auxiliary Facilities RB (INS-AMBAC) (a)	5.00%	04/01/27	1,085	1,137,416

				3,520,369

Ohio–3.17%
Allen (County of) (Catholic Healthcare Partners); Series 2010 A, Hospital Facilities RB	5.00%	06/01/38	1,025	1,027,460

Beavercreek City School District; Series 2009, School Improvement Unlimited Tax GO Bonds	5.00%	12/01/30	1,000	1,072,640

Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.38%	06/01/24	995	772,817

Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/47	1,000	700,290

Series 2007 A-2, Sr. Asset-Backed Turbo RB	6.00%	06/01/42	900	643,284

Cleveland (City of); Series 1993 G, Ref. Waterworks First Mortgage RB (INS-NATL) (a)	5.50%	01/01/21	3,300	4,000,029

Cuyahoga (County of); Series 2003 A, Ref. RB	5.50%	01/01/29	1,025	1,068,921

Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 A, Ref. Hospital Facility RB	5.50%	01/01/39	3,750	3,911,662

Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2007, RB (INS-NATL) (a)(c)(e)(h)	5.10%	05/01/13	1,750	1,833,773

Reynoldsburg City School District; Series 2008, School Facilities Construction & Improvement Unlimited Tax GO Bonds	5.00%	12/01/32	1,000	1,037,910

				16,068,786

Oregon–0.75%

Beaverton School District;
Series 2009, Limited Tax GO Bonds (INS-AGC) (a)	5.00%	06/01/31	750	810,053

Series 2009, Limited Tax GO Bonds (INS-AGC) (a)	5.13%	06/01/36	500	535,445

Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	5.00%	10/01/30	1,500	1,532,685

Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/29	900	938,745

				3,816,928

Pennsylvania–3.84%

Allegheny (County of) Higher Education Building Authority (Carnegie Mellon University); Series 2002, University RB	5.25%	03/01/32	1,515	1,527,438

Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 2011 A, University RB	5.25%	03/01/27	700	752,766

Allegheny (County of) Port Authority; Series 2011, Ref. Special Transportation RB	5.75%	03/01/29	1,385	1,536,311

See accompanying notes which are an integral part of this schedule.
                    Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	$1,000	$1,035,940

Erie (City of) Parking Authority; Series 2010, Gtd. Parking RB (INS-AGM) (a)	5.20%	09/01/35	1,000	1,072,170

Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2008, RB (INS-AGC) (a)	5.50%	10/01/32	2,250	2,365,740

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC) (f)(g)	0.13%	07/01/38	2,520	2,520,000

Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2011 A, RB	5.13%	05/01/36	500	521,225

Philadelphia (City of);
Ninth Series 2010, Gas Works RB	5.00%	08/01/30	500	502,585

Series 2009 B, Limited Tax GO Bonds (INS-AGC) (a)	7.00%	07/15/28	2,425	2,756,110

Tenth Series 2011, Ref. Gas Works RB (INS-AGM) (a)	5.00%	07/01/19	2,500	2,785,050

State Public School Building Authority (Harrisburg School District); Series 2009 A, School RB (INS-AGC) (a)	5.00%	11/15/33	2,000	2,055,700

				19,431,035

Puerto Rico–4.68%

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB	5.00%	07/01/37	1,000	979,450

Series 2010 XX, RB	5.25%	07/01/40	3,000	3,011,160

Series 2010 ZZ, Ref. RB	5.25%	07/01/22	1,000	1,091,190

Puerto Rico (Commonwealth of); Series 2011 C, Ref. Public Improvement Unlimited Tax GO Bonds (INS-AGM) (a)	5.50%	07/01/32	2,000	2,047,420

Puerto Rico Sales Tax Financing Corp.;
First Subseries 2009 A, RB	5.25%	08/01/27	2,085	2,208,223

First Subseries 2009 A, RB	5.50%	08/01/28	2,000	2,130,380

First Subseries 2010 A, RB	5.38%	08/01/39	1,220	1,258,125

First Subseries 2010 A, RB	5.50%	08/01/37	2,000	2,094,240

First Subseries 2010 A, RB (INS-AGM) (a)	5.00%	08/01/40	1,175	1,192,637

First Subseries 2010 C, RB	5.38%	08/01/38	5,000	5,167,550

First Subseries 2011 A-1, RB	5.00%	08/01/43	1,000	994,730

First Subseries 2011 A-1, RB	5.25%	08/01/43	1,000	1,018,530

Series 2010 A, CAB RB (d)	0.00%	08/01/33	2,000	530,940

				23,724,575

Rhode Island–1.02%

Rhode Island (State of) Student Loan Authority; Series 2008 A, Sr. RB (e)	6.00%	12/01/23	535	535,706

Rhode Island (State of) Turnpike & Bridge Authority; Series 2010 A, RB	5.00%	12/01/35	500	519,650

Rhode Island Health & Educational Building Corp. (Educational & General Revenue); Series 2010 A, Higher Education Facility RB (INS-AGM) (a)	4.50%	09/15/30	1,500	1,524,435

Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB (INS-AGC) (a)	6.25%	05/15/30	500	546,135

Rhode Island Health & Educational Building Corp. (Public School Financing Program); Series 2009 E, RB (INS-AGC) (a)	5.00%	05/15/34	2,000	2,024,160

				5,150,086

South Carolina–1.97%

Beaufort County School District; Series 2007 C, Unlimited Tax GO Bonds (CEP-South Carolina State Department of Education)	4.50%	03/01/32	1,000	1,018,440

College of Charleston; Series 2007 D, Academic & Administrative Facilities RB (INS-SGI) (a)	4.63%	04/01/30	1,500	1,530,120

Myrtle Beach (City of); Series 2004 A, Hospitality Fee RB (INS-NATL) (a)	5.38%	06/01/24	1,150	1,200,289

Piedmont Municipal Power Agency;
Series 2011 C, Ref. Electric RB (INS-AGC) (a)	5.00%	01/01/30	500	529,460

Series 2011 D, Ref. Electric RB (INS-AGC) (a)	5.75%	01/01/34	1,000	1,099,280

South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.);
Series 2002 A, RB (b)(c)	5.50%	11/15/12	460	483,055

Series 2002 B, RB	5.50%	11/15/23	1,555	1,562,915

See accompanying notes which are an integral part of this schedule.
                    Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Carolina–(continued)

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance);
Series 2003 A, Ref. Hospital Facilities RB	6.13%	08/01/23	$1,500	$1,536,480

Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	1,025	1,039,863

				9,999,902

South Dakota–0.78%

South Dakota (State of) Building Authority; Series 2007, RB (INS-NATL) (a)	4.50%	06/01/30	2,675	2,725,263

South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 2008, RB (INS-AGC) (a)	5.50%	08/01/38	1,000	1,062,030

South Dakota (State of) Housing Development Authority (Homeownership Mortgage); Series 2008 G, RB	6.00%	05/01/28	140	141,147

				3,928,440

Tennessee–0.47%

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2010, Hospital RB	5.63%	07/01/30	2,000	2,039,440

Tennessee Energy Acquisition Corp.; Series 2006 A, Gas RB	5.00%	09/01/16	325	332,891

				2,372,331

Texas–10.72%

Beaumont (City of); Series 2008, Limited Tax GO Ctfs. (INS-AGC) (a)	5.00%	03/01/30	1,000	1,039,920

Bexar (County of) (Motor Vehicle Rental Tax); Series 2009, Tax-Exempt Venue RB (INS-BHAC) (a)	5.00%	08/15/39	1,020	1,050,671

Bexar (County of) Metropolitan Water District; Series 2009, Ref. Waterworks System RB	5.00%	05/01/39	1,500	1,528,320

Brazos Harbor Industrial Development Corp. (Dow Chemical); Series 2008, Environmental Facilities RB (c)(e)(h)	5.90%	05/01/28	1,050	1,070,696

Central Texas Regional Mobility Authority; Series 2011, Sr. Lien RB	5.75%	01/01/31	1,000	1,008,180

Cisco Junior College District; Series 2002, Ref. Consolidated Fund RB (b)	5.25%	07/01/26	1,000	1,008,090

Dallas (City of); Series 2007, Ref. Waterworks & Sewer System RB (INS-AMBAC) (a)	4.50%	10/01/27	4,000	4,195,320

Galena Park Independent School District; Series 1996, Ref. Unlimited Tax CAB GO Bonds (CEP-Texas Permanent School Fund) (d)	0.00%	08/15/23	2,000	1,373,100

Harris County Cultural Education Facilities Finance Corp. (Baylor College of Medicine); Series 2008 D, Ref. Medical Facilities RB	5.38%	11/15/28	825	817,286

Harris County Cultural Education Facilities Finance Corp. (TECO);
Series 2009 A, Thermal Utility RB	5.25%	11/15/35	1,100	1,161,809

Series 2010, Thermal Utility RB	4.38%	11/15/35	1,525	1,463,695

Harris County Health Facilities Development Corp. (St. Luke’s Episcopal Hospital); Series 2002, RB (b)(c)	5.13%	08/15/12	1,000	1,034,620

Harris County Health Facilities Development Corp. (Texas Children’s Hospital); Series 1999 A, Hospital RB (b)	5.25%	10/01/29	2,000	2,007,420

Harris (County of); Series 2002, Ref. Limited Tax GO Bonds (b)(c)	5.13%	08/15/12	2,000	2,069,240

Houston (City of); Series 2009 A, Ref. Airport System Sr. Lien RB	5.50%	07/01/34	875	932,313

Laredo Community College District;
Series 2002, Limited Tax GO Bonds (b)(c)	5.25%	08/01/12	1,000	1,033,570

Series 2002, Limited Tax GO Bonds (b)(c)	5.25%	08/01/12	1,000	1,033,570

Series 2010, Combined Fee RB (INS-AGM) (a)	5.25%	08/01/35	1,000	1,053,650

Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2010, Special Facilities RB	5.25%	11/01/40	1,000	968,180

Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB	6.00%	02/15/24	2,500	2,478,425

North Texas Tollway Authority;
Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/21	1,000	1,139,950

Series 2008 A, Ref. First Tier System RB (INS-AGC) (a)	5.63%	01/01/33	1,500	1,600,005

Series 2008 F, Ref. Second Tier System RB	6.13%	01/01/31	1,000	1,051,040

Series 2008 K-1, Ref. First Tier System RB (INS-AGC) (a)	5.75%	01/01/38	1,630	1,751,875

Series 2011, Ref. First Tier RB	5.00%	01/01/38	1,000	990,600

Parker (County of); Series 2009, Road Unlimited Tax GO Bonds (INS-AGC) (a)	5.13%	02/15/31	1,000	1,057,270

See accompanying notes which are an integral part of this schedule.
                    Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)
Pflugerville (City of);
Series 2009, Limited Tax GO Bonds (INS-AGC) (a)	5.30%	08/01/31	$860	$922,187

Series 2009, Limited Tax GO Ctfs. (INS-AGC) (a)	5.38%	08/01/32	755	809,285

Pharr-San Juan-Alamo Independent School District; Series 2006, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.13%	02/01/24	1,010	1,123,473

Richardson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds	5.25%	02/15/33	1,000	1,079,750

Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds (INS-AGC) (a)	5.25%	02/15/31	500	532,490

San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, Special Project RB (INS-AGM) (a)	5.00%	10/01/32	1,250	1,306,350

Series 2011, Special Project RB (INS-AGM) (a)	5.00%	10/01/37	1,000	1,037,000

Schertz-Cibolo-Universal City Independent School District; Series 2001, Ref. School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.13%	08/01/25	70	70,468

Southlake (City of); Series 2004, Ref. Limited Tax GO Bonds (INS-AMBAC) (a)	5.20%	02/15/26	1,000	1,036,530

Texas (State of); Series 2001 A, Ref. Water Development Unlimited Tax GO Bonds	5.25%	08/01/35	1,840	1,845,759

Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/27	1,325	1,394,443

Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center);
Series 2011, Hospital RB	5.13%	07/01/22	1,655	1,726,248

Series 2011, Hospital RB	5.25%	07/01/23	2,000	2,072,300

United Independent School District; Series 2000, Unlimited Tax GO Bonds (b)(c)	5.13%	08/15/12	1,000	1,034,620

University of Houston; Series 2009, Ref. Consolidated RB	5.00%	02/15/29	1,000	1,069,460

Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. Lease RB (INS-AMBAC) (a)	5.38%	11/15/24	1,300	1,323,270

				54,302,448

Utah–0.56%

Pleasant Grove (City of); Series 2008, Water RB (INS-AGM) (a)	5.25%	12/01/33	710	749,753

Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (INS-AGM) (a)	5.00%	06/15/36	1,050	1,102,805

Washington City (City of); Series 2003, Sales Tax RB (INS-AMBAC) (a)	5.00%	11/15/23	915	968,628

				2,821,186

Vermont–1.03%
University of Vermont & State Agricultural College; Series 2009, RB	5.13%	10/01/39	1,275	1,344,704

Vermont (State of) Economic Development Authority (Central Vermont Public Service Corp.); Series 2010, Recovery Zone Facility Bonds	5.00%	12/15/20	1,250	1,314,000

Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen Health Care);
Series 2000 A, Hospital RB (INS-AMBAC) (a)	6.00%	12/01/23	1,000	1,000,980

Series 2004 B, RB (INS-AGM) (a)	5.00%	12/01/34	1,565	1,574,062

				5,233,746

Virgin Islands–0.15%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/29	750	746,010

Virginia–1.54%

Fauquier (County of) Industrial Development Authority (Fauquier Hospital Obligated Group);
Series 2002, Hospital RB (INS-Radian) (a)	5.25%	10/01/31	1,000	1,005,540

Series 2002, Hospital RB (INS-Radian) (a)	5.50%	10/01/17	500	519,805

Hampton Roads Sanitation District; Series 2008, Wastewater RB	5.00%	04/01/38	2,000	2,103,420

Henrico (County of) Economic Development Authority (Virginia United Methodist Homes); Series 2002 A, Ref. Residential Care Facilities RB	6.50%	06/01/22	1,905	1,916,278

King George (County of) Industrial Development Authority; Series 2004, Lease RB (INS-AGM) (a)	5.00%	03/01/25	1,100	1,134,881

See accompanying notes which are an integral part of this schedule.
                    Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virginia–(continued)

Virginia (State of) Public School Authority; Series 2008, Special Obligation School Financing RB	6.00%	12/01/32	$1,000	$1,117,540

				7,797,464

Washington–2.35%

Everett (City of) Public Facilities District; Series 2007 A, Limited Sales Tax & Interlocal RB	5.00%	12/01/23	1,135	1,193,180

Klickitat (County of) Public Utility District No. 1;
Series 2006 B, Ref. Electric RB (INS-NATL) (a)	5.00%	12/01/23	2,100	2,282,784

Series 2006 B, Ref. Electric RB (INS-NATL) (a)	5.00%	12/01/24	2,000	2,151,880

Lake Tapps Parkway Properties; Series 1999 A, VRD Special RB (LOC-U.S. Bank, N.A.) (f)(g)	0.17%	12/01/19	2,430	2,430,000

Seattle (Port of); Series 2005 A, Ref. Intermediate Lien RB (INS-NATL) (a)	5.00%	03/01/35	1,000	1,017,270

Washington (State of) Health Care Facilities Authority (Fred Hutchinson Cancer Research Center);
Series 2011, RB	5.63%	01/01/35	1,250	1,270,375

Series 2011, RB	6.00%	01/01/31	1,500	1,578,735

				11,924,224

Wisconsin–0.76%

Adams-Friendship Area School District; Series 1996, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (a)	6.50%	04/01/15	1,340	1,552,819

Wisconsin (State of) Health & Educational Facilities Authority (Essentia Health Obligated Group); Series 2008 B, Health Care Facilities RB (INS-AGC) (a)	5.13%	02/15/30	1,500	1,540,320

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health Inc. Obligated Group); Series 2009, RB	5.00%	04/01/34	750	755,212

				3,848,351

Wyoming–0.72%

Gillette (City of) (Pacificorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC) (f)(g)	0.11%	01/01/18	3,655	3,655,000

TOTAL INVESTMENTS(i)–98.81% (Cost $474,872,830)				500,584,066

OTHER ASSETS LESS LIABILITIES–1.19%				6,007,477

NET ASSETS–100.00%				$506,591,543

Investment Abbreviations:

ACA	— ACA Financial Guaranty Corp.
AGC	— Assured Guaranty Corp.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— American Municipal Bond Assurance Corp.
BHAC	— Berkshire Hathaway Assurance Corp.
CAB	— Capital Appreciation Bonds
CEP	— Credit Enhancement Provider
COP	— Certificates of Participation
Ctfs.	— Certificates
FHA	— Federal Housing Administration
GNMA	— Government National Mortgage Association
GO	— General Obligation
Gtd.	— Guaranteed
INS	— Insurer
LOC	— Letter of Credit
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corp.
PCR	— Pollution Control Revenue Bonds
RAC	— Revenue Anticipation Certificates
Radian	— Radian Asset Assurance, Inc.
RB	— Revenue Bonds
Ref.	— Refunding
SGI	— Snycora Guarantee, Inc.
Sr.	— Senior
Sub.	— Subordinated
VRD	— Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
                     Invesco Municipal Bond Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Zero coupon bond issued at a discount.
(e)	Security subject to the alternative minimum tax.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Public Finance Guarantee Corp.	13.3%

Assured Guaranty Municipal Corp.	13.0

Assured Guaranty Corp.	9.9

See accompanying notes which are an integral part of this schedule.
                    Invesco Municipal Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks – The Fund may invest up to 20% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
                    Invesco Municipal Bond Fund

D.	Other Risks–(continued)
The value of, payment of interest on, repayment of principal for and the ability of the Fund to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Fund invests are located.
Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$500,584,066	$—	$500,584,066

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2011 was $61,982,413 and $63,394,166 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$27,629,424

Aggregate unrealized (depreciation) of investment securities	(1,985,317)

Net unrealized appreciation of investment securities	$25,644,107

Cost of investments for tax purposes is $474,939,959.
                    Invesco Municipal Bond Fund

Invesco Real Estate Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2011

invesco.com/us	REA-QTR-1 11/11	Invesco Advisers, Inc.

Schedule of Investments(a)
November 30, 2011
(Unaudited)

	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests—98.88%

Apartments—16.70%

American Campus Communities, Inc.	690,200	$27,152,468

AvalonBay Communities, Inc.	607,828	75,887,326

BRE Properties, Inc.	368,200	17,916,612

Camden Property Trust	606,145	34,992,751

Equity Residential	1,341,327	74,027,837

Essex Property Trust, Inc.	389,468	51,740,824

Mid-America Apartment Communities, Inc.	476,253	27,298,822

UDR, Inc.	1,268,819	29,817,246

		338,833,886

Diversified—6.37%

BGP Holdings PLC (Malta)(b)	3,547,941	0

BRCP Realty LP (Acquired 5/29/03-05/29/08; Cost $1,045,350) (b)(c)	2,789,299	767,830

Digital Realty Trust, Inc.	824,185	52,335,747

Vornado Realty Trust	1,023,886	76,228,313

		129,331,890

Freestanding—1.28%

National Retail Properties Inc.	979,400	25,914,924

Healthcare—14.22%

HCP, Inc.	2,285,000	88,315,250

Health Care REIT, Inc.	1,442,987	72,394,658

Healthcare Realty Trust, Inc.	522,800	9,211,736

Senior Housing Properties Trust	775,100	16,982,441

Ventas, Inc.	1,925,352	101,581,571

		288,485,656

Industrial/Office: Industrial—5.30%

Cabot Industrial Value Fund II LP (Acquired 11/10/05-05/12/09; Cost $3,266,500) (b)(c)	6,533	2,295,716

DCT Industrial Trust Inc.	1,258,300	6,052,423

Exeter Industrial Value Fund LP (Acquired 11/06/07-04/18/11; Cost $4,185,000) (b)(c)	4,185,000	3,699,197

Keystone Industrial Fund LP (Acquired 03/27/06-06/27/11; Cost $2,845,067) (b)(c)	3,534,653	3,283,219

Keystone Industrial Fund II LP (Acquired 01/08/09-11/18/11; Cost $4,268,750) (b)(c)	4,347,826	4,984,217

Prologis, Inc.	3,138,549	87,314,433

		107,629,205

Industrial/Office: Mixed—1.62%

Duke Realty Corp.	2,831,260	32,842,616

Industrial/Office: Office—11.72%

Alexandria Real Estate Equities, Inc.	763,467	50,052,897

Boston Properties, Inc.	881,851	84,110,948

BR Properties S.A. (Brazil)	32,200	320,665

BR Properties S.A. (Brazil)(c)	69,800	695,105

BRCP Realty II LP (Acquired 10/02/06-04/04/11; Cost $4,646,429) (b)(c)	4,646,429	2,318,721

Douglas Emmett, Inc.	599,851	10,785,321

Highwoods Properties, Inc.	817,500	23,576,700

Kilroy Realty Corp.	620,530	22,394,928

Piedmont Office Realty Trust Inc. -Class A	1,120,000	18,636,800

SL Green Realty Corp.	380,021	25,020,583

		237,912,668

Lodging-Resorts—6.63%

DiamondRock Hospitality Co.	2,467,685	21,666,274

Hersha Hospitality Trust	2,124,299	9,134,486

Host Hotels & Resorts Inc.	5,661,352	80,108,131

Pebblebrook Hotel Trust	277,300	5,135,596

Starwood Hotels & Resorts Worldwide, Inc.	199,318	9,503,482

Sunstone Hotel Investors, Inc. (b)	1,166,500	8,888,730

		134,436,699

Manufactured Homes—0.84%

Equity Lifestyle Properties, Inc.	277,100	17,133,093

Regional Malls—15.48%

CBL & Associates Properties, Inc.	599,900	8,572,571

General Growth Properties, Inc.	2,736,539	38,530,469

Macerich Co. (The)	1,128,868	56,556,287

Simon Property Group, Inc.	1,597,144	198,588,885

Taubman Centers, Inc.	191,900	11,961,127

		314,209,339

Self Storage Facilities—5.54%

Extra Space Storage Inc.	749,850	18,071,385

Public Storage	574,311	75,751,621

Sovran Self Storage, Inc.	447,482	18,633,150

		112,456,156

Shopping Centers—7.49%

Acadia Realty Trust	983,837	19,263,529

DDR Corp.	269,700	3,152,793

Federal Realty Investment Trust	408,700	36,141,341

Kimco Realty Corp.	2,199,800	34,690,846

Regency Centers Corp.	840,633	31,237,922

Retail Opportunity Investments Corp.	1,322,004	15,573,207

Tanger Factory Outlet Centers, Inc.	422,700	11,983,545

		152,043,183

Timber REIT’S—5.69%

Plum Creek Timber Co., Inc.	972,053	35,810,433

Rayonier Inc.	750,850	30,514,544

See accompanying notes which are an integral part of this schedule.
     Invesco Real Estate Fund

	Shares	Value

Timber REIT’S—(continued)

Weyerhaeuser Co.	2,925,041	$49,111,438

		115,436,415

Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $1,635,915,254)		2,006,665,730

	Principal
	Amount
Mortgage Backed Securities—0.17%

Banc of America Large Loan Inc., Series 2006-BIX1, Class E, Floating Rate Pass Through Ctfs., 0.47%, 10/15/19(c)(d)		$1,000,000	956,004

Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AMP3, Variable Rate Pass Through Ctfs., 5.50%, 10/15/49(c)(d)		2,628,720	2,440,131

Total Mortgage Backed Securities (Cost $3,097,155)			3,396,135

Non-U.S. Dollar Denominated Bonds & Notes—0.05%

Australia—0.05%

GPT RE Ltd., Sr. Unsec. Medium-Term Notes 6.50%, 08/22/13(e) (Cost $754,943)	AUD	1,000,000	1,047,948

	Shares
Money Market Funds—0.72%

Liquid Assets Portfolio — Institutional Class (f)	7,376,653	7,376,653

Premier Portfolio — Institutional Class (f)	7,376,654	7,376,654

Total Money Market Funds (Cost $14,753,307)		14,753,307

TOTAL INVESTMENTS—99.82%
(Cost $1,654,520,659)		2,025,863,120

OTHER ASSETS LESS LIABILITIES—0.18%		3,576,443

NET ASSETS—100.00%		$2,029,439,563

Investment Abbreviations:

AUD	— Australian Dollar
Ctfs.	— Certificates
REIT	— Real Estate Investment Trust
Sr.	— Senior
Unsec.	— Unsecured
Notes to Schedule of Investments:

(a)	Property type classifications used in this report are generally according to FSTE National Association of Real Estate Investment Trusts (“NAREIT”) Equity REITs Index, which is exclusively owned by NAREIT.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2011 was $21,440,140 which represented 1.06% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(e)	Foreign denominated security. Principal amount is denominated in currency indicated.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
     Invesco Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          Invesco Real Estate Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
     The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.
          Invesco Real Estate Fund

E.	Foreign Currency Translations — (continued)
Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$2,004,070,137	$—	$17,348,900	$2,021,419,037

Corporate Debt Securities	—	1,047,948	—	1,047,948

Mortgage-Backed Securities	—	3,396,135	—	3,396,135

	$2,004,070,137	$4,444,083	$17,348,900	$2,025,863,120

          Invesco Real Estate Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2011 was $730,141,828 and $806,159,443, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$383,956,430

Aggregate unrealized (depreciation) of investment securities	(47,470,596)

Net unrealized appreciation of investment securities	$336,485,834

Cost of investments for tax purposes is $1,689,377,286.
           Invesco Real Estate Fund

Invesco Short Term Bond Fund
 Quarterly Schedule of Portfolio Holdings
November 30, 2011

invesco.com/us	STB-QTR-1 11/11	Invesco Advisers, Inc.

Schedule of Investments (a)
November 30, 2011
(Unaudited)

	Principal
	Amount	Value

Bonds & Notes—66.59%

Aerospace & Defense—2.14%

Boeing Capital Corp., Sr. Unsec. Notes, 2.13%, 08/15/16	$2,835,000	$2,884,362

General Dynamics Corp., Sr. Unsec. Gtd. Notes, 2.25%, 07/15/16	3,000,000	3,080,439

Honeywell International Inc., Sr. Unsec. Notes, 3.88%, 02/15/14	1,800,000	1,921,973

Sr. Unsec. Global Notes, 5.40%, 03/15/16	1,000,000	1,163,840

Textron Inc., Sr. Unsec. Notes, 4.63%, 09/21/16	1,450,000	1,471,083

6.50%, 06/01/12	1,200,000	1,223,818

		11,745,515

Agricultural Products—1.31%

Bunge Ltd. Finance Corp., Unsec. Gtd. Unsub. Notes, 4.10%, 03/15/16	3,000,000	3,061,100

Cargill, Inc., Sr. Unsec. Notes, 5.60%, 09/15/12(b)	240,000	248,058

6.38%, 06/01/12(b)	275,000	282,035

Corn Products International, Inc., Sr. Unsec. Notes, 3.20%, 11/01/15	3,500,000	3,614,883

		7,206,076

Airlines—0.58%

American Airlines Pass Through Trust-Series 2011-1, Class B, Sec. Gtd. Pass Through Ctfs., 7.00%, 01/31/18(b)	173,845	139,076

Continental Airlines Pass Through Trust, Series 2001-1, Class B, Sec. Sub. Pass Through Ctfs., 7.37%, 12/15/15	24,930	24,432

Series 2009-2, Class A, Sr. Sec. Global Pass Through Ctfs., 7.25%, 11/10/19	834,173	895,693

Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	1,670,000	1,566,669

Delta Air Lines Pass Through Trust, Series 2002-1, Class C, Sec. Pass Through Ctfs., 7.78%, 01/02/12	4,458	4,469

Series 2009-1, Class A, Sr. Sec. Pass Through Ctfs., 7.75%, 12/17/19	46,741	49,955

Series 2010-1, Class A, Sec. Pass Through Ctfs., 6.20%, 07/02/18	452,768	476,821

Series 2011-1, Class A, Sec. Pass Through Ctfs., 5.30%, 04/15/19	35,000	35,634

		3,192,749

Apparel Retail—0.13%

Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	775,000	735,281

Asset Management & Custody Banks—0.12%

Northern Trust Corp., Sr. Unsec. Notes, 5.50%, 08/15/13	525,000	566,691

State Street Capital Trust III, Jr. Unsec. Gtd. Sub. Variable Rate Bonds, 5.34%(c)(d)	95,000	92,589

		659,280

Automobile Manufacturers—1.74%

Daimler Finance North America LLC, Sr. Unsec. Gtd. Global Notes, 7.30%, 01/15/12	530,000	533,756

Sr. Unsec. Gtd. Notes, 1.88%, 09/15/14(b)	2,420,000	2,398,660

FUEL Trust, Sec. Notes 3.98%, 06/15/16(b)	2,700,000	2,650,820

Nissan Motor Acceptance Corp., Sr. Unsec. Notes, 3.25%, 01/30/13(b)	45,000	45,764

Toyota Motor Credit Corp., Sr. Unsec. Medium-Term Notes, 2.00%, 09/15/16	3,900,000	3,891,879

		9,520,879

Automotive Retail—0.71%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	725,000	785,000

AutoZone, Inc., Sr. Unsec. Global Notes, 6.50%, 01/15/14	1,395,000	1,545,118

Sr. Unsec. Notes, 5.88%, 10/15/12	1,500,000	1,558,715

		3,888,833

Biotechnology—0.58%

Genzyme Corp., Sr. Unsec. Gtd. Global Notes, 3.63%, 06/15/15	3,000,000	3,199,479

See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

	Principal
	Amount	Value

Brewers—0.86%

Anheuser-Busch InBev Worldwide Inc., Sr. Unsec. Gtd. Global Notes, 2.88%, 02/15/16	$1,300,000	$1,367,488

3.00%, 10/15/12	1,922,000	1,957,314

4.13%, 01/15/15	1,000,000	1,077,334

5.38%, 11/15/14	290,000	322,375

		4,724,511

Broadcasting—0.49%

CBS Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 08/15/12	16,000	16,505

COX Communications Inc., Sr. Unsec. Global Notes, 5.45%, 12/15/14	1,765,000	1,957,173

Sr. Unsec. Notes, 4.63%, 06/01/13	345,000	364,083

8.38%, 03/01/39(b)	60,000	79,064

Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 6.35%, 06/01/40	230,000	266,697

		2,683,522

Cable & Satellite—2.00%

DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/15/16	5,595,000	5,962,172

NBC Universal Media LLC, Sr. Unsec. Global Notes, 2.10%, 04/01/14	4,300,000	4,355,094

5.95%, 04/01/41	75,000	81,717

Time Warner Cable Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 02/14/14	500,000	563,939

		10,962,922

Communications Equipment—0.30%

Motorola Solutions Inc., Sr. Unsec. Notes, 5.38%, 11/15/12	1,575,000	1,633,624

Computer & Electronics Retail—0.18%

Best Buy Co. Inc., Sr. Unsec. Global Notes, 6.75%, 07/15/13	920,000	977,724

Computer Storage & Peripherals—0.02%

Seagate Technology International, Sr. Sec. Gtd. Notes, 10.00%, 05/01/14(b)	82,000	93,788

Construction & Farm Machinery & Heavy Trucks—0.36%

Caterpillar Financial Services Corp., Sr. Unsec. Medium-Term Notes, 1.38%, 05/20/14	1,948,000	1,970,932

Construction Materials—0.29%

CRH America Inc., Sr. Unsec. Gtd. Notes, 4.13%, 01/15/16	1,605,000	1,595,782

Consumer Finance—1.24%

American Express Co., Sr. Unsec. Notes, 7.25%, 05/20/14	450,000	501,887

American Express Credit Corp., Sr. Unsec. Medium-Term Notes, 2.75%, 09/15/15	2,595,000	2,577,811

Capital One Financial Corp., Sr. Unsec. Global Notes, 2.13%, 07/15/14	2,000,000	1,972,655

John Deere Capital Corp., Sr. Unsec. Medium-Term Notes, 1.25%, 12/02/14	1,000,000	1,004,698

SLM Corp.-Series A, Sr. Unsec. Medium-Term Notes, 5.00%, 10/01/13	780,000	772,406

		6,829,457

Department Stores—0.76%

Macy’s Retail Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.35%, 03/15/12	4,105,000	4,135,787

Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	30,000	23,550

		4,159,337

Distillers & Vintners—0.18%

Pernod-Ricard S.A. (France), Sr. Unsec. Notes, 4.45%, 01/15/22(b)	1,000,000	1,010,413

Diversified Banks—9.19%

Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.88%, 04/25/14	470,000	440,899

Sr. Unsec. Gtd. Medium-Term Euro Notes, 3.88%, 11/10/14(b)	625,000	594,712

ABN Amro Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 01/31/14(b)	2,750,000	2,751,948

ANZ National Int’l Ltd. (New Zealand), Sr. Unsec. Gtd. Notes, 2.38%, 12/21/12(b)	1,540,000	1,549,696

Banco Bradesco S.A. (Brazil), Sr. Unsec. Notes, 4.13%, 05/16/16(b)	3,000,000	3,009,696

Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	635,000	651,628

3.40%, 01/22/15	250,000	262,742

Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 2.50%, 01/23/13	2,000,000	1,985,350

5.20%, 07/10/14	985,000	1,015,789

Unsec. Sub. Global Notes, 5.14%, 10/14/20	1,195,000	986,764

BBVA US Senior S.A. Uniper (Spain), Sr. Unsec. Gtd. Yankee Notes, 3.25%, 05/16/14	2,300,000	2,118,632

BPCE S.A. (France), Sr. Unsec. Notes, 2.38%, 10/04/13(b)	1,585,000	1,513,795

HSBC Bank PLC (United Kingdom), Sr. Unsec. Notes, 1.63%, 08/12/13(b)	2,500,000	2,471,409

HSBC Finance Corp., Sr. Unsec. Global Notes, 7.00%, 05/15/12	500,000	510,904

ICICI Bank Ltd. (India), Sr. Unsec. Notes, 4.75%, 11/25/16(b)	750,000	713,681

See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

	Principal
	Amount	Value

Diversified Banks—(continued)

ING Bank N.V. (Netherlands), Sr. Unsec. Notes, 2.00%, 10/18/13(b)	$500,000	$484,576

2.65%, 01/14/13(b)	1,500,000	1,497,531

3.00%, 09/01/15(b)	1,015,000	1,005,572

Kreditanstalt fuer Wiederaufbau (Germany), Sr. Unsec. Gtd. Euro Medium-Term Notes, 2.25%, 04/16/12	1,035,000	1,041,235

Lloyds TSB Bank PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/21/16	1,345,000	1,312,986

Sr. Unsec. Gtd. Medium-Term Notes, 4.38%, 01/12/15(b)	1,000,000	971,660

Sr. Unsec. Notes, 2.80%, 04/02/12(b)	740,000	745,346

National Australia Bank Ltd. (Australia), Sr. Unsec. Notes, 5.35%, 06/12/13(b)	555,000	582,001

Nordea Bank A.B. (Sweden), Sr. Unsec. Notes, 2.50%, 11/13/12(b)	555,000	561,907

Series 2, Sr. Unsec. Notes, 3.70%, 11/13/14(b)	1,120,000	1,143,567

Pooled Funding Trust I, Unsec. Gtd. Notes, 2.74%, 02/15/12 (Acquired 02/04/09; Cost $1,999,700)(b)	2,000,000	2,008,855

Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	1,625,000	1,577,285

Sr. Unsec. Gtd. Medium-Term Notes, 4.88%, 08/25/14(b)	4,000,000	3,953,068

Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 2.99%, 10/07/13(b)	3,000,000	2,845,366

Societe Generale S.A. (France), Sr. Unsec. Notes, 2.50%, 01/15/14(b)	280,000	263,701

Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.20%, 05/12/16(b)	3,200,000	3,128,525

3.85%, 04/27/15(b)	850,000	855,869

U.S. Bancorp, Sr. Unsec. Global Notes, 4.20%, 05/15/14	280,000	298,842

U.S. Bank N.A., Sub. Notes, 3.78%, 04/29/20	2,025,000	2,093,285

VTB Bank OJSC Via VTB Capital S.A. (Luxembourg), Sr. Unsec. Loan Participation Notes, 6.32%, 02/22/18(b)	200,000	190,409

6.55%, 10/13/20(b)	155,000	147,445

Wells Fargo & Co., Sr. Unsec. Global Notes, 3.63%, 04/15/15	1,200,000	1,247,900

Series 1, Sr. Unsec. Global Medium-Term Notes, 3.75%, 10/01/14	250,000	263,449

Westpac Banking Corp. (Australia), Sr. Unsec. Global Notes, 2.10%, 08/02/13	1,575,000	1,592,474

		50,390,499

Diversified Capital Markets—0.53%

Credit Suisse New York (Switzerland), Sr. Unsec. Global Medium-Term Notes, 5.50%, 05/01/14	330,000	348,386

UBS AG (Switzerland), Sr. Unsec. Floating Rate Medium-Term Global Notes, 1.60%, 02/23/12(c)	1,750,000	1,750,845

Sr. Unsec. Global Bank Notes, 2.25%, 08/12/13	250,000	247,666

Sr. Unsec. Medium-Term Bank Notes, 3.88%, 01/15/15	565,000	557,980

		2,904,877

Diversified Chemicals—0.16%

Dow Chemical Co. (The), Sr. Unsec. Global Notes, 4.13%, 11/15/21	250,000	248,491

5.90%, 02/15/15	545,000	603,842

		852,333

Diversified Metals & Mining—0.76%

Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.38%, 04/08/14(b)	550,000	630,969

BHP Billiton Finance U.S.A. Ltd. (Australia), Sr. Unsec. Gtd. Deb. Notes, 8.50%, 12/01/12	345,000	371,282

Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Notes, 8.38%, 04/01/17	2,950,000	3,143,594

		4,145,845

Diversified REIT’s—0.47%

Qatari Diar Finance QSC (Qatar), Unsec. Gtd. Unsub. Notes, 3.50%, 07/21/15(b)	2,400,000	2,454,598

5.00%, 07/21/20(b)	120,000	125,772

		2,580,370

Diversified Support Services—0.38%

International Lease Finance Corp., Sr. Unsec. Global Notes, 5.75%, 05/15/16	2,300,000	2,080,062

Electric Utilities—3.19%

DCP Midstream LLC, Sr. Unsec. Notes, 9.70%, 12/01/13(b)	2,355,000	2,689,966

9.75%, 03/15/19(b)	2,250,000	3,011,964

Electricite de France S.A. (France), Sr. Unsec. Notes, 5.50%, 01/26/14(b)	545,000	578,719

Enel Finance International N.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(b)	1,365,000	1,323,141

5.70%, 01/15/13(b)	2,000,000	2,023,336

Louisville Gas & Electric Co., Sec. First Mortgage Global Bonds, 1.63%, 11/15/15	1,385,000	1,387,429

See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

	Principal
	Amount	Value

Electric Utilities—(continued)

Southern Co. (The), Series A, Sr. Unsec. Notes, 2.38%, 09/15/15	$1,500,000	$1,538,116

5.30%, 01/15/12	1,180,000	1,183,494

Southern Power Co., Series D, Sr. Unsec. Global Notes, 4.88%, 07/15/15	2,980,000	3,267,465

Virginia Electric & Power Co., Sr. Unsec. Notes, 5.10%, 11/30/12	475,000	494,991

		17,498,621

Electronic Equipment & Instruments—0.55%

FLIR Systems, Inc., Sr. Unsec. Notes, 3.75%, 09/01/16	3,000,000	3,010,860

Environmental & Facilities Services—0.49%

Waste Management, Inc., Sr. Unsec. Gtd. Notes, 4.60%, 03/01/21	140,000	149,553

5.00%, 03/15/14	2,355,000	2,551,928

		2,701,481

Food Retail—1.20%

Delhaize Group S.A. (Belgium), Sr. Unsec. Gtd. Bonds, 5.88%, 02/01/14	506,000	549,562

Kroger Co. (The), Sr. Unsec. Gtd. Notes, 6.20%, 06/15/12	1,500,000	1,544,252

Safeway Inc., Sr. Unsec. Notes, 3.40%, 12/01/16	2,910,000	2,908,429

WM Wrigley Jr. Co., Sr. Sec. Gtd. Notes, 3.70%, 06/30/14(b)	1,500,000	1,560,958

		6,563,201

Gold—0.93%

Barrick Gold Corp. (Canada), Sr. Unsec. Global Notes, 2.90%, 05/30/16	185,000	189,035

Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Notes, 3.63%, 09/01/16(b)	5,000,000	4,922,909

		5,111,944

Health Care Distributors—0.20%

McKesson Corp., Sr. Unsec. Notes, 3.25%, 03/01/16	1,030,000	1,088,914

Health Care Equipment—0.39%

Boston Scientific Corp., Sr. Unsec. Notes, 4.50%, 01/15/15	735,000	772,271

CareFusion Corp., Sr. Unsec. Global Notes, 4.13%, 08/01/12	1,350,000	1,375,207

		2,147,478

Health Care Facilities—0.00%

Tenet Healthcare Corp., Sr. Unsec. Global Notes, 9.25%, 02/01/15	5,000	5,175

Health Care Services—0.99%

Aristotle Holding Inc., Sr. Unsec. Gtd. Notes, 3.50%, 11/15/16(b)	450,000	452,153

Express Scripts, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 06/15/12	2,250,000	2,299,583

6.25%, 06/15/14	400,000	437,364

Sr. Unsec. Gtd. Notes, 3.13%, 05/15/16	885,000	879,737

Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	1,380,000	1,367,104

		5,435,941

Hotels, Resorts & Cruise Lines—0.94%

Hyatt Hotels Corp., Sr. Unsec. Notes, 3.88%, 08/15/16	2,500,000	2,541,778

Marriott International Inc., Sr. Unsec. Notes, 4.63%, 06/15/12	1,464,000	1,492,712

Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 6.88%, 12/01/13	250,000	263,750

Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Notes, 7.88%, 10/15/14	245,000	272,563

Wyndham Worldwide Corp., Sr. Unsec. Notes, 5.63%, 03/01/21	130,000	135,038

7.38%, 03/01/20	410,000	464,581

		5,170,422

Industrial Conglomerates—1.12%

Hutchison Whampoa International Ltd. (Hong Kong), Unsec. Gtd. Notes, 4.63%, 09/11/15(b)	2,217,000	2,336,718

5.75%, 09/11/19(b)	100,000	110,140

Unsec. Gtd. Sub. Notes, 6.00%(b)(d)	3,060,000	3,044,700

Sigma Alimentos S.A. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 5.63%, 04/14/18(b)	620,000	630,638

		6,122,196

Integrated Oil & Gas—1.49%

ConocoPhillips, Sr. Unsec. Gtd. Global Notes, 4.75%, 02/01/14	1,565,000	1,697,719

Lukoil International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 6.13%, 11/09/20(b)	210,000	209,297

Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes, 3.88%, 01/27/16	4,545,000	4,619,008

Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.10%, 06/28/15	1,210,000	1,288,366

Statoil ASA (Norway), Unsec. Gtd. Unsub. Global Notes, 1.80%, 11/23/16	350,000	350,023

		8,164,413

See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

	Principal
	Amount	Value

Integrated Telecommunication Services—1.00%

AT&T, Inc., Sr. Unsec. Global Notes, 2.50%, 08/15/15	$1,070,000	$1,102,684

Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec. Global Notes, 5.55%, 02/01/14	840,000	916,180

7.38%, 11/15/13	1,000,000	1,117,491

Comcast Cable Holdings LLC, Sr. Unsec. Gtd. Notes, 9.80%, 02/01/12	490,000	496,976

Telecom Italia Capital S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 5.25%, 11/15/13	585,000	563,470

Telefonica Emisiones SAU (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	210,000	190,876

Telemar Norte Leste S.A. (Brazil), Sr. Unsec. Notes, 5.50%, 10/23/20(b)	129,000	126,112

Verizon Communications, Inc., Sr. Unsec. Global Notes, 4.75%, 11/01/41	715,000	720,444

Windstream Georgia Communications Corp., Sr. Unsec. Notes, 6.50%, 11/15/13	237,000	243,172

		5,477,405

Internet Retail—0.12%

Expedia, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 07/01/16	630,000	686,700

Investment Banking & Brokerage—2.61%

Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 3.63%, 02/07/16	620,000	590,343

3.70%, 08/01/15	1,485,000	1,430,230

5.13%, 01/15/15	35,000	35,733

5.25%, 10/15/13	2,985,000	3,035,930

Jefferies Group Inc., Sr. Unsec. Notes, 3.88%, 11/09/15	2,000,000	1,710,000

Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(b)	500,000	476,364

7.30%, 08/01/14(b)	350,000	379,504

Morgan Stanley, Sr. Unsec. Global Notes, 4.00%, 07/24/15	1,880,000	1,718,594

Sr. Unsec. Notes, 2.88%, 01/24/14	2,490,000	2,343,871

3.45%, 11/02/15	2,210,000	1,977,003

Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	85,000	87,689

TD Ameritrade Holding Corp., Sr. Unsec. Gtd. Notes, 2.95%, 12/01/12	530,000	538,065

		14,323,326

Life & Health Insurance—1.14%

Metropolitan Life Global Funding I, Sr. Sec. Notes, 2.88%, 09/17/12(b)	400,000	405,838

Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	345,000	343,948

New York Life Global Funding, Series 2003-1, Tranche 1, Sr. Sec. Medium-Term Notes, 5.38%, 09/15/13(b)	1,000,000	1,072,756

Pacific Life Global Funding, Sr. Sec. Notes, 5.15%, 04/15/13(b)	1,615,000	1,689,329

Prudential Financial, Inc., Sr. Unsec. Medium-Term Notes, 6.20%, 01/15/15	190,000	207,039

Series D, Sr. Unsec. Medium-Term Notes, 2.75%, 01/14/13	2,000,000	2,024,010

3.63%, 09/17/12	485,000	493,758

		6,236,678

Life Sciences Tools & Services—0.98%

Life Technologies Corp., Sr. Notes, 6.00%, 03/01/20	185,000	206,559

Sr. Unsec. Notes, 3.38%, 03/01/13	1,900,000	1,937,461

PerkinElmer, Inc., Sr. Unsec. Notes, 5.00%, 11/15/21	1,260,000	1,262,032

Thermo Fisher Scientific Inc., Sr. Unsec. Notes, 2.05%, 02/21/14	1,900,000	1,952,606

		5,358,658

Managed Health Care—1.16%

CIGNA Corp., Sr. Unsec. Notes, 4.50%, 03/15/21	980,000	985,976

5.88%, 03/15/41	65,000	66,559

Coventry Health Care, Inc., Sr. Unsec. Notes, 5.45%, 06/15/21	1,565,000	1,717,189

UnitedHealth Group, Inc., Sr. Unsec. Global Notes, 1.88%, 11/15/16	1,600,000	1,587,249

Sr. Unsec. Notes, 4.88%, 02/15/13	880,000	919,305

5.95%, 02/15/41	125,000	149,770

WellPoint, Inc., Sr. Unsec. Global Notes, 3.70%, 08/15/21	895,000	910,134

		6,336,182

Mortgage Backed Securities—0.06%

U.S. Bank N.A., Sr. Unsec. Medium-Term Notes, 5.92%, 05/25/12	338,450	346,608

Movies & Entertainment—0.11%

Viacom Inc., Sr. Unsec. Notes, 4.38%, 09/15/14	550,000	590,577

See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

	Principal
	Amount	Value

Multi-Line Insurance—1.16%

American International Group Inc., Sr. Unsec. Global Notes, 3.65%, 01/15/14	$1,940,000	$1,881,414

Health Care Service Corp., Sr. Unsec. Notes, 4.70%, 01/15/21(b)	120,000	129,483

Liberty Mutual Group, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 06/01/21(b)	100,000	95,172

Sr. Unsec. Notes, 5.75%, 03/15/14(b)	3,084,000	3,230,671

Pricoa Global Funding I, Sr. Sec. Notes, 4.63%, 06/25/12(b)	1,000,000	1,020,723

		6,357,463

Multi-Utilities—0.66%

Dominion Resources, Inc., Sr. Unsec. Notes, 2.25%, 09/01/15	3,000,000	3,052,165

5.70%, 09/17/12	540,000	560,221

		3,612,386

Office Electronics—0.22%

Xerox Corp., Sr. Unsec. Notes, 4.25%, 02/15/15	1,140,000	1,187,301

Office REIT’s—0.46%

Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	2,510,000	2,547,434

Office Services & Supplies—0.63%

Steelcase, Inc., Sr. Unsec. Notes, 6.38%, 02/15/21	3,335,000	3,483,191

Oil & Gas Drilling—0.63%

Transocean Inc., Sr. Unsec. Gtd. Global Notes, 4.95%, 11/15/15	3,430,000	3,474,424

Oil & Gas Exploration & Production—2.13%

Devon Energy Corp., Sr. Unsec. Global Notes, 2.40%, 07/15/16	1,600,000	1,631,873

Empresa Nacional del Petroleo (Chile), Sr. Unsec. Notes, 5.25%, 08/10/20(b)	105,000	110,050

EOG Co. of Canada (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 12/01/11(b)	510,000	510,080

EOG Resources, Inc., Sr. Unsec. Notes, 2.95%, 06/01/15	2,000,000	2,088,840

4.10%, 02/01/21	1,155,000	1,244,415

Marathon Petroleum Corp., Sr. Unsec. Global Notes, 3.50%, 03/01/16	1,500,000	1,509,914

Pemex Project Funding Master Trust, Sr. Unsec. Gtd. Global Bonds, 6.63%, 06/15/35	1,450,000	1,616,994

Petrohawk Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.88%, 06/01/15	2,360,000	2,507,500

XTO Energy, Inc., Sr. Unsec. Notes, 5.75%, 12/15/13	440,000	485,133

		11,704,799

Oil & Gas Storage & Transportation—1.42%

Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 3.70%, 06/01/15	2,000,000	2,111,609

6.45%, 09/01/40	135,000	154,646

7.63%, 02/15/12	1,335,000	1,352,685

Series O, Sr. Unsec. Gtd. Notes, 9.75%, 01/31/14	400,000	464,157

Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.65%, 03/01/20	155,000	169,996

5.67%, 08/15/14	2,750,000	3,024,197

5.90%, 09/15/13	475,000	509,308

		7,786,598

Other Diversified Financial Services—5.65%

Bank of America Corp., Sr. Unsec. Global Notes, 3.70%, 09/01/15	3,070,000	2,765,482

6.50%, 08/01/16	165,000	160,250

Bank One Corp., Unsec. Sub. Global Notes, 5.25%, 01/30/13	595,000	616,258

Citigroup, Inc., Sr. Unsec. Floating Rate Notes, 2.45%, 08/13/13(c)	2,000,000	1,961,925

Sr. Unsec. Global Notes, 6.01%, 01/15/15	1,110,000	1,151,469

Sr. Unsec. Notes, 4.75%, 05/19/15	3,000,000	3,017,979

Countrywide Financial Corp., Sr. Unsec. Gtd. Medium-Term Global Notes, 5.80%, 06/07/12	880,000	889,572

ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.75%, 07/01/13(b)	420,000	425,383

Unsec. Gtd. Notes, 5.80%, 10/15/12(b)	2,526,000	2,623,330

2.25%, 01/10/14(b)	2,000,000	2,013,073

General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes, 2.80%, 01/08/13	1,000,000	1,018,927

Series A, Sr. Unsec. Medium-Term Global Notes, 5.45%, 01/15/13	545,000	570,337

See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

	Principal
	Amount	Value

Other Diversified Financial Services—(continued)

JPMorgan Chase & Co.,
Sr. Unsec. Floating Rate Medium-Term Notes, 1.16%, 02/26/13(c)	$1,960,000	$1,959,934

Sr. Unsec. Global Notes, 3.15%, 07/05/16	875,000	863,496

3.45%, 03/01/16	605,000	601,230

4.75%, 05/01/13	640,000	669,597

Unsec. Sub. Global Notes, 5.13%, 09/15/14	2,400,000	2,512,349

MassMutual Global Funding II, Sr. Sec. Notes, 3.63%, 07/16/12(b)	1,000,000	1,017,608

Merrill Lynch & Co. Inc.,-Series C, Sr. Unsec. Medium-Term Global Notes, 5.45%, 02/05/13	1,820,000	1,816,763

National Rural Utilities Cooperative Finance Corp., Sec. Collateral Trust Bonds, 1.13%, 11/01/13	4,300,000	4,308,084

Twin Reefs Pass-Through Trust, Sec. Pass Through Ctfs., 1.39% (Acquired 12/07/04-12/01/06; Cost $519,125)(b)(d)(e)	520,000	0

		30,963,046

Packaged Foods & Meats—0.41%

HJ Heinz Finance Co., Sr. Unsec. Gtd. Global Notes, 6.00%, 03/15/12	1,250,000	1,268,102

Kraft Foods, Inc., Sr. Unsec. Global Notes, 2.63%, 05/08/13	940,000	959,579

		2,227,681

Pharmaceuticals—1.64%

Abbott Laboratories, Sr. Unsec. Global Notes, 2.70%, 05/27/15	1,120,000	1,172,667

Johnson & Johnson, Sr. Unsec. Global Notes, 2.15%, 05/15/16	2,000,000	2,079,968

Sanofi (France), Sr. Unsec. Global Notes, 1.63%, 03/28/14	1,675,000	1,702,268

Teva Pharmaceutical Finance IV LLC, Sr. Unsec. Gtd. Global Notes, 1.70%, 11/10/14	4,040,000	4,051,831

		9,006,734

Railroads—0.79%

CSX Corp.,
Sr. Unsec. Notes, 3.70%, 10/30/20	2,000,000	2,020,346

4.25%, 06/01/21	765,000	805,878

5.50%, 04/15/41	105,000	115,736

6.30%, 03/15/12	1,000,000	1,015,169

Union Pacific Corp., Sr. Unsec. Notes, 6.50%, 04/15/12	353,000	357,854

		4,314,983

Regional Banks—1.01%

Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 4.65%, 02/25/15(b)	390,000	380,953

PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 3.63%, 02/08/15	2,915,000	3,041,720

PNC Preferred Funding Trust III, Jr. Sub. Notes, 8.70%(b)(d)	200,000	205,000

Regions Financial Corp., Sr. Unsec. Notes, 5.75%, 06/15/15	2,000,000	1,935,000

		5,562,673

Retail REIT’s—0.37%

WEA Finance LLC, Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(b)	1,815,000	2,040,617

Soft Drinks—1.05%

Coca-Cola Co. (The), Sr. Notes, 1.80%, 09/01/16(b)	2,210,000	2,230,635

Coca-Cola Enterprises, Inc., Sr. Unsec. Notes, 1.13%, 11/12/13	1,500,000	1,502,496

PepsiCo Inc., Sr. Unsec. Global Notes, 0.80%, 08/25/14	2,000,000	2,001,614

		5,734,745

Specialized Finance—1.19%

Moody’s Corp., Sr. Unsec. Notes, 5.50%, 09/01/20	2,390,000	2,595,990

National Rural Utilities Cooperative Finance Corp.,
Sr. Sec. Collateral Trust Bonds, 3.05%, 03/01/16	1,795,000	1,878,420

Sr. Sec. Collateral Trust Notes, 2.63%, 09/16/12	2,000,000	2,031,055

		6,505,465

Specialized REIT’s—0.95%

Entertainment Properties Trust, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	500,000	527,882

HCP Inc., Sr. Unsec. Notes, 2.70%, 02/01/14	3,500,000	3,484,968

Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	1,235,000	1,217,247

		5,230,097

Steel—0.58%

ArcelorMittal (Luxembourg),
Sr. Unsec. Global Notes, 3.75%, 08/05/15	1,615,000	1,525,741

3.75%, 03/01/16	1,000,000	926,508

6.13%, 06/01/18	750,000	728,931

		3,181,180

Systems Software—0.21%

Symantec Corp., Sr. Unsec. Notes, 2.75%, 09/15/15	1,150,000	1,164,683

Tobacco—0.16%

Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	800,000	863,610

See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

		Principal
		Amount	Value

Trading Companies & Distributors—0.10%

GATX Corp., Sr. Unsec. Notes, 4.75%, 10/01/12		$530,000	$544,087

Trucking—0.19%

Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15		1,000,000	1,025,190

Wireless Telecommunication Services—0.82%

Alltel Corp., Sr. Unsec. Global Notes, 7.00%, 07/01/12		265,000	274,370

America Movil S.A.B. de C.V. (Mexico), Unsec. Gtd. Unsub. Global Notes, 2.38%, 09/08/16		870,000	855,006

American Tower Corp.,
Sr. Unsec. Global Notes, 4.63%, 04/01/15		1,140,000	1,190,712

Sr. Unsec. Notes, 4.50%, 01/15/18		175,000	176,267

Crown Castle Towers LLC,
Sr. Sec. Gtd. Notes, 3.21%, 08/15/15(b)		1,165,000	1,186,844

4.88%, 08/15/20(b)		245,000	254,800

Vodafone Group PLC (United Kingdom), Sr. Unsec. Global Notes, 5.00%, 12/16/13		530,000	569,163

			4,507,162

Total Bonds & Notes (Cost $364,940,397)			365,146,419

U.S. Treasury Securities—12.61%

U.S. Treasury Bills—0.09%
0.10%(f)(g)	11/15/12	500	499,485

U.S. Treasury Notes—12.52%

1.38%	03/15/12	7,500	7,529,297

0.75%(g)	05/31/12	15,625	15,676,880

1.75%	08/15/12	22,100	22,356,394

1.38%	09/15/12	5,000	5,049,414

2.38%	10/31/14	1,500	1,586,016

2.13%	11/30/14	500	525,469

1.75%	05/31/16	820	854,337

1.00%	08/31/16	5,000	5,027,344

1.00%	09/30/16	7,000	7,031,719

3.25%	12/31/16	2,100	2,335,265

3.13%	05/15/21	615	675,155

			68,647,290

Total U.S. Treasury Securities (Cost $68,352,680)			69,146,775

Asset-Backed Securities—10.01%

Alley Auto Receivables Trust, Series 2010-1, Class A3, Pass Through Ctfs., 1.45%, 05/15/14		464,106	466,499

Ally Master Owner Trust, Series 2010-1, Class A, Floating Rate Pass Through Ctfs., 2.00%, 01/15/15(b)(c)		150,000	152,005

AmeriCredit Automobile Receivables Trust, Series 2011-3, Class D, Pass Through Ctfs., 4.04%, 07/10/17		3,000,000	2,982,664

ARI Fleet Lease Trust, Series 2010-A, Class A, Floating Rate Pass Through Ctfs., 1.70%, 08/15/18(b)(c)		118,211	118,795

BA Credit Card Trust, Series 2010-A1, Class A1, Floating Rate Pass Through Ctfs., 0.55%, 09/15/15(c)		1,110,000	1,113,340

Banc of America Merrill Lynch Commercial Mortgage Inc.,
Series 2003-1, Class A2, Pass Through Ctfs., 4.65%, 09/11/36		400,000	412,060

Series 2005-6, Class A3, Variable Rate Pass Through Ctfs., 5.19%, 09/10/47(c)		1,880,052	1,903,613

Banc of America Mortgage Securities Inc., Series 2004-D, Class 2A2, Floating Rate Pass Through Ctfs., 2.88%, 05/25/34(c)		383,419	333,518

Bank of America Auto Trust, Series 2009-2A, Class A3, Pass Through Ctfs., 2.13%, 09/15/13(b)		321,548	322,604

Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Variable Rate Pass Through Ctfs., 2.43%, 08/25/33(c)		537,761	513,998

Bear Stearns Commercial Mortgage Securities,
Series 2004-PWR6, Class A4, Pass Through Ctfs., 4.52%, 11/11/41		150,000	150,159

Series 2004-T14, Class A4, Variable Rate Pass Through Ctfs., 5.20%, 01/12/41(c)		335,000	356,410

Series 2005-PWR8, Class A3, Pass Through Ctfs., 4.55%, 06/11/41		332,519	333,794

Series 2006-PW11, Class AAB, Variable Rate Pass Through Ctfs., 5.44%, 03/11/39(c)		306,313	321,922

Series 2006-T24, Class A4, Pass Through Ctfs., 5.54%, 10/12/41		500,000	557,695

Cabela’s Master Credit Card Trust, Series 2011-2A, Class A1, Pass Through Ctfs., 2.39%, 06/17/19(b)		1,500,000	1,538,189

Chase Issuance Trust, Series 2007-A17, Class A, Pass Through Ctfs., 5.12%, 10/15/14		1,355,000	1,408,638

See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

	Principal
	Amount	Value

Citibank Credit Card Issuance Trust, Series 2002-C2, Class C2, Pass Through Ctfs., 6.95%, 02/18/14	$7,406,000	$7,490,244

Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 2.30%, 08/25/34(c)	1,577,066	1,491,879

CNH Equipment Trust, Series 2010-A, Class A3, Pass Through Ctfs., 1.54%, 07/15/14	439,847	441,226

Commercial Mortgage Trust, Series 2001-J2A, Class A2F, Floating Rate Pass Through Ctfs., 0.75%, 07/16/34(b)(c)	52,310	52,254

Countrywide Asset-Backed Ctfs.,
Series 2004-5, Class 4A3, Floating Rate Pass Through Ctfs., 0.58%, 10/25/34(c)	1,233,369	1,124,936

Series 2007-BC2, Class 2A1, Floating Rate Pass Through Ctfs., 0.35%, 06/25/37(c)	37,562	37,006

Series 2007-4, Class A1B, Pass Through Ctfs., 5.81%, 09/25/37	233,531	229,262

Credit Suisse Mortgage Capital Ctfs.,
Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.70%, 09/26/34(b)(c)	782,098	739,370

Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37(b)	1,564,186	1,615,022

Discover Card Master Trust, Series 2010-A1, Class A1, Floating Rate Pass Through Ctfs., 0.84%, 09/15/15(c)	1,700,000	1,712,262

Fannie Mae REMICS,
Series 2003-112, Class FA, Floating Rate Pass Through Ctfs., 0.76%, 01/25/28(c)	146,968	147,123

Series 2005-16, Class LC, Pass Through Ctfs., 5.50%, 05/25/28	12,916	12,911

Fannie Mae Whole Loan, Series 2004-W5, Class F1, Floating Rate Pass Through Ctfs., 0.71%, 02/25/47(c)	253,134	254,879

Ford Credit Floorplan Master Owner Trust, Series 2010-3, Class A1, Pass Through Ctfs., 4.20%, 02/15/17(b)	575,000	620,157

Freddie Mac REMICS,
Series 2182, Class ZC, Pass Through Ctfs., 7.50%, 09/15/29	467,929	545,614

Series 2399, Class XF, Floating Rate Pass Through Ctfs., 1.20%, 01/15/32(c)	125,034	127,071

Series 2470, Class JF, Floating Rate Pass Through Ctfs., 1.25%, 12/15/31(c)	231,110	235,724

Series 3580, Class VA, Pass Through Ctfs., 5.00%, 01/15/13	820,962	839,270

GE Capital Credit Card Master Note Trust,

Series 2009-2, Class A, Pass Through Ctfs., 3.69%, 07/15/15	4,000,000	4,076,199

Series 2010-2, Class A, Pass Through Ctfs., 4.47%, 03/15/20	2,000,000	2,249,198

Series 2010-3, Class A, Pass Through Ctfs., 2.21%, 06/15/16	500,000	509,912

GE Dealer Floorplan Master Note Trust, Series 2009-1, Class A, Floating Rate Pass Through Ctfs., 1.93%, 07/21/14(c)	1,000,000	1,008,267

Government National Mortgage Association, Series 1999-34, Class FC, Floating Rate Pass Through Ctfs., 0.65%, 09/16/19(c)	130,621	130,894

GS Mortgage Securities Corp. II, Series 2005-GG4, Class A2, Pass Through Ctfs., 4.48%, 07/10/39	196,234	196,151

Series 2005-GG4, Class A4A, Pass Through Ctfs., 4.75%, 07/10/39	125,000	133,217

Series 2007-EOP, Class J, Floating Rate Pass Through Ctfs., 4.46%, 03/06/20(b)(c)	225,000	218,053

Series 2010-C1, Class C, Variable Rate Pass Through Ctfs., 5.64%, 08/10/43(b)(c)	400,000	360,990

Harley-Davidson Motorcycle Trust, Series 2009-3, Class A3, Pass Through Ctfs., 1.74%, 09/15/13	224,775	225,294

Series 2009-4, Class A3, Pass Through Ctfs., 1.87%, 02/15/14	291,372	292,171

Honda Auto Receivables Owner Trust, Series 2009-2, Class A3, Pass Through Ctfs., 2.79%, 01/15/13	165,149	165,584

Huntington Auto Trust, Series 2009-1A, Class A3, Pass Through Ctfs., 3.94%, 06/17/13(b)	90,533	90,750

LB-UBS Commercial Mortgage Trust,
Series 2004-C2, Class A4, Pass Through Ctfs., 4.37%, 03/15/36	350,000	370,805

Series 2005-C1, Class A3, Pass Through Ctfs., 4.55%, 02/15/30	163,434	164,005

Series 2005-C3, Class A3, Pass Through Ctfs., 4.65%, 07/15/30	140,573	140,743

Series 2005-C3, Class A4, Pass Through Ctfs., 5.50%, 07/15/30	1,400,000	1,417,937

Series 2005-C3, Class A5, Pass Through Ctfs., 4.74%, 07/15/30	165,000	178,505

See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

	Principal
	Amount	Value

MMAF Equipment Finance LLC, Series 2009-AA, Class A3, Pass Through Ctfs., 2.37%, 11/15/13(b)	$358,143	$359,440

MMCA Automobile Trust, Series 2010-A, Class A3, Pass Through Ctfs., 1.39%, 01/15/14(b)	543,569	544,600

Morgan Stanley Capital I,
Series 2005-HQ5, Class A3, Pass Through Ctfs., 5.01%, 01/14/42	73,647	73,822

Series 2005-HQ7, Class A4, Variable Rate Pass Through Ctfs., 5.20%, 11/14/42(c)	305,000	336,354

Series 2008-T29, Class A1, Pass Through Ctfs., 6.23%, 01/11/43	315,745	324,958

Nissan Master Owner Trust Receivables, Series 2010-AA, Class A, Floating Rate Pass Through Ctfs., 1.40%, 01/15/15(b)(c)	275,000	277,415

RBSCF Trust, Series 2010-RR3, Class MS4A, Variable Rate Pass Through Ctfs., 4.97%, 04/16/40(b)(c)	500,000	524,384

Santander Drive Auto Receivables Trust, Series 2011-1, Class D, Pass Through Ctfs., 4.01%, 02/15/17	1,730,000	1,727,302

TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A2, Variable Rate Pass Through Ctfs., 5.46%, 08/15/39(c)	1,075,032	1,093,322

USAA Auto Owner Trust, Series 2009-1, Class A3, Pass Through Ctfs., 3.02%, 06/17/13	62,474	62,541

Vanderbilt Mortgage Finance,
Series 2002-B, Class A4, Pass Through Ctfs., 5.84%, 02/07/26	44,776	46,384

Series 2002-C, Class A4, Pass Through Ctfs., 6.57%, 08/07/24	69,136	72,512

Wachovia Bank Commercial Mortgage Trust,
Series 2004-C12, Class A4, Variable Rate Pass Through Ctfs., 5.32%, 07/15/41(c)	2,505,000	2,693,300

Series 2005-C21, Class A4, Variable Rate Pass Through Ctfs., 5.20%, 10/15/44(c)	20,000	21,982

Series 2005-C22, Class A3, Variable Rate Pass Through Ctfs., 5.29%, 12/15/44(c)	400,000	408,602

WaMu Mortgage Pass Through Ctfs., Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.48%, 08/25/33(c)	1,254,608	1,182,584

Wells Fargo Mortgage Backed Securities Trust,
Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 2.74%, 07/25/34(c)	463,285	463,500

Series 2004-S, Class A1, Floating Rate Pass Through Ctfs., 2.70%, 09/25/34(c)	585,430	577,790

Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.62%, 12/25/34(c)	1,366,804	1,240,333

Wheels SPV LLC, Series 2009-1, Class A, Floating Rate Pass Through Ctfs., 1.80%, 03/15/18(b)(c)	208,200	208,971

Total Asset-Backed Securities (Cost $54,423,509)		54,870,884

U.S. Government Sponsored Mortgage-Backed Securities—4.15%

Collateralized Mortgage Obligations—0.48%

Fannie Mae REMICS, Series 2005-35, Class AC, Pass Through Ctfs., 4.00%, 08/25/18	157,155	159,138

FDIC Structured Sale Gtd. Notes, Series 2010-S1, Class 1A, Floating Rate Pass Through Ctfs., 0.80%, 02/25/48(b)(c)	2,443,368	2,445,792

Freddie Mac REMICS, Series 2611, Class HA, Pass Through Ctfs., 4.00%, 10/15/21	34,807	34,913

		2,639,843

Federal Home Loan Mortgage Corp. (FHLMC)—0.73%

Floating Rate Pass Through Ctfs., ARM,
2.01%, 07/01/36(c)	181,865	191,338

6.06%, 02/01/37(c)	105,991	111,857

5.46%, 01/01/38(c)	138,474	148,142

Pass Through Ctfs.,
8.00%, 11/20/12	2,195	2,198

9.00%, 05/01/15	88,091	97,450

7.50%, 06/01/16 to 07/01/24	237,836	253,915

7.00%, 12/01/16 to 10/01/34	1,090,278	1,246,998

6.00%, 02/01/17 to 03/01/23	853,532	928,322

8.50%, 02/01/19 to 08/17/26	737,219	872,696

6.50%, 01/01/33 to 12/01/35	160,430	181,492

		4,034,408

Federal National Mortgage Association (FNMA)—2.16%

Floating Rate Pass Through Ctfs., ARM,
2.12%, 09/01/19(c)	56,068	56,214

2.36%, 11/01/32(c)	95,903	100,431

2.40%, 05/01/35(c)	424,452	446,984

5.27%, 03/01/38(c)	80,913	86,476

Pass Through Ctfs.,
7.50%, 02/01/15 to 02/01/31	777,629	901,340

7.00%, 04/01/15 to 08/01/36	5,616,350	6,342,442

8.50%, 09/01/15 to 07/01/30	453,401	533,295

6.50%, 11/01/16 to 10/01/35	1,878,883	2,102,908

8.00%, 12/01/17 to 08/01/32	911,652	1,059,721

See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

	Principal
	Amount	Value

Federal National Mortgage Association (FNMA)—(continued)

9.00%, 02/01/21 to 01/01/30	$161,362	$187,184

10.00%, 05/01/26	8,700	8,766

		11,825,761

Government National Mortgage Association (GNMA)—0.78%

Pass Through Ctfs.,
6.50%, 10/15/13 to 02/15/34	2,152,291	2,473,931

7.00%, 05/15/17 to 06/15/32	909,943	1,020,007

9.50%, 09/15/17	424	428

6.00%, 06/15/18	287,405	310,643

7.75%, 11/15/19 to 02/15/21	187,944	216,167

7.50%, 12/20/25 to 07/15/32	122,705	144,008

8.50%, 07/20/27	92,250	110,651

		4,275,835

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $20,522,709)		22,775,847

U.S. Government Sponsored Agency Securities—1.56%

Federal Home Loan Mortgage Corp. (FHLMC)—0.93%
Unsec. Global Notes, 1.63%, 04/15/13	5,000,000	5,096,002

Federal National Mortgage Association (FNMA)—0.63%

Unsec. Global Notes, 2.63%, 11/20/14	3,270,000	3,459,590

Total U.S. Government Sponsored Agency Securities (Cost $8,245,800)		8,555,592

Municipal Obligations—0.06%

Alameda (County of), California Joint Powers Authority (Multiple Capital); Series 2010 A Taxable Lease RB, 7.05%, 12/01/44	110,000	133,430

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A Taxable RB, 6.64%, 04/01/57	170,000	175,991

Total Municipal Obligations (Cost $280,000)		309,421

	Shares	Value

Money Market Funds—4.94%

Liquid Assets Portfolio - Institutional Class (h)	13,559,614	$13,559,614

Premier Portfolio - Institutional Class (h)	13,559,613	13,559,613

Total Money Market Funds (Cost $27,119,227)		27,119,227

TOTAL INVESTMENTS—99.92% (Cost $543,884,322)		547,924,165

OTHER ASSETS LESS LIABILITIES—0.08%		453,658

NET ASSETS—100.00%		$548,377,823

Investment Abbreviations:

ARM	— Adjustable Rate Mortgage
Ctfs.	— Certificates
Deb.	— Debentures
Gtd.	— Guaranteed
Jr.	— Junior
RB	— Revenue Bonds
REIT	— Real Estate Investment Trust
REMICS	— Real Estate Mortgage Investment Conduits
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
Unsec.	— Unsecured
Unsub.	— Unsubordinated
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2011 was $98,201,054, which represented 17.91% of the Trust’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.
(d)	Perpetual bond with no specified maturity date.
(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at November 30, 2011 represented 0.00% of the Fund’s Net Assets.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.
(h)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Short Term Bond Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

E.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
     Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
Invesco Short Term Bond Fund

     A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
     Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
     Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations
F.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities,
Invesco Short Term Bond Fund

interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$27,119,227	$—	$—	$27,119,227

U.S. Treasury Securities	—	69,146,775	—	69,146,775

U.S. Government Sponsored Securities	—	31,331,439	—	31,331,439

Corporate Debt Securities	—	365,146,419	0	365,146,419

Asset Backed Securities	—	54,870,884	—	54,870,884

Municipal Obligations	—	309,421	—	309,421

	$27,119,227	$520,804,938	$0	$547,924,165

Futures*	(44,388)	—	—	(44,388)

Total Investments	$27,074,839	$520,804,938	$0	$547,879,777

*	Unrealized appreciation (depreciation).
NOTE 3 — Derivative Investments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Value of Derivative Instruments at Period-End
The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of November 30, 2011:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Interest rate risk Futures contracts (a)	$16,806	$(61,194)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.
Invesco Short Term Bond Fund

Effect of Derivative Instruments for the nine months ended November 30, 2011
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures *	Swap Agreements

Realized Gain (Loss)
Credit risk	$—	$(125,098)

Interest rate risk	(6,281,327)	—

Change in Unrealized Appreciation (Depreciation)
Interest rate risk	(104)	—

Total	$(6,281,431)	$(125,098)

*	The average notional value outstanding of futures contracts and swap agreements during the period was $110,835,498 and 2,507,778, respectively.

Open Futures Contracts
					Unrealized
	Number of	Expiration	Notional		Appreciation
Long Contracts	Contracts	Month	Value		(Depreciation)

U.S. Treasury 2 Year Notes	140	March-2012		$30,870,000	$2,567

Short Contracts

U.S. Treasury 5 Year Notes	318	March-2012		(38,999,719)	14,239

U.S. Treasury 10 Year Notes	261	March-2012		(33,758,719)	(548)

U.S. Long Bond Future	10	December-2011		(1,416,250)	(60,646)

Subtotal			$		$(46,955)

Total			$		$(44,388)

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2011 was $158,378,747 and $113,993,346, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$9,295,144

Aggregate unrealized (depreciation) of investment securities	(5,255,301)

Net unrealized appreciation of investment securities	$4,039,843

Investments have the same cost for tax and investment purposes.
Invesco Short Term Bond Fund

Invesco U.S. Government Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2011

GOV-QTR-1	11/11	Invesco Advisers, Inc.

Schedule of Investments
November 30, 2011
(Unaudited)

	Principal
	Amount	Value

U.S. Government Sponsored Mortgage-Backed Securities—72.44%
Collateralized Mortgage Obligations—34.21%
Fannie Mae Grantor Trust, 5.34%, 04/25/12	$8,000,000	$8,125,182
Fannie Mae REMICs,
4.50%, 11/25/16 to 05/25/29	7,573,454	7,803,040
5.50%, 04/25/17	427,492	443,141
5.00%, 04/25/18 to 09/25/37	26,163,440	28,096,649
4.00%, 07/25/18 to 07/25/40	24,908,195	26,355,414
3.50%, 10/25/18 to 12/25/31	6,585,872	6,797,967
4.25%, 12/25/19 to 02/25/37	17,280,862	18,367,188
2.25%, 02/25/21	1,791,049	1,837,518
3.00%, 07/25/22 to 09/25/36	14,275,432	14,830,358
2.50%, 03/25/26	5,831,923	6,006,536
7.00%, 09/18/27	2,720,604	3,127,200
6.50%, 01/25/30 to 03/25/32	9,517,317	10,885,043
5.75%, 10/25/35	3,543,226	4,025,490
0.56%, 05/25/36(a)	12,782,459	12,828,113
6.58%, 06/25/39(a)	5,522,228	6,521,967
Federal Home Loan Bank,
4.55%, 04/27/12	406,590	412,892
5.27%, 12/28/12	2,101,343	2,193,700
5.07%, 10/20/15	5,478,510	6,006,016
Freddie Mac REMICs,
0.85%, 03/15/13	8,404,167	8,413,475
3.50%, 10/15/16 to 12/15/27	7,345,040	7,568,460
4.50%, 04/15/17 to 10/15/36	19,130,491	19,682,492
4.38%, 05/15/17	1,853,742	1,882,237
4.16%, 07/15/17	2,151,694	2,186,561
3.77%, 09/15/17	2,175,372	2,220,748
3.84%, 09/15/17	3,094,269	3,161,872
5.00%, 09/15/17 to 11/15/32	14,619,015	15,214,822
4.00%, 12/15/17 to 03/15/38	20,011,260	20,847,539
3.00%, 10/15/18 to 04/15/26	15,688,116	16,300,674
3.75%, 10/15/18	3,161,913	3,285,802
4.25%, 01/15/19	3,779,635	3,908,581
6.00%, 06/15/27 to 09/15/29	757,635	757,574
0.65%, 04/15/28 to 06/15/37(a)	19,148,546	19,232,712
5.50%, 10/15/28 to 09/15/30	1,857,163	1,878,983
5.25%, 08/15/32	4,008,316	4,184,766
0.55%, 03/15/36(a)	12,211,783	12,274,065
5.75%, 05/15/36	3,610,453	3,815,930
0.59%, 11/15/36(a)	5,816,147	5,893,255
1.11%, 11/15/39(a)	2,824,433	2,867,556
Ginnie Mae REMICs,
5.00%, 02/20/30	627,864	632,352
5.50%, 04/16/31	506,783	508,345
4.00%, 04/16/33 to 02/20/38	19,532,470	20,510,118
4.50%, 05/20/33 to 08/20/35	45,971,087	48,326,813
5.77%, 08/20/34(a)	4,117,689	4,652,253
5.84%, 01/20/39(a)	10,763,605	12,077,021

		406,948,420

Federal Deposit Insurance Company (FDIC)- 0.26%
Series 2010-S1, Class 1A, Gtd. Notes, 0.79%, 02/25/48(a)(b)	3,054,207	3,057,237

Federal Home Loan Mortgage Corp. (FHLMC)—10.67%
Pass Through Ctfs.,
12.00%, 02/01/13	71	72
7.00%, 12/01/14 to 03/01/36	3,557,582	4,021,332
6.50%, 04/01/15 to 12/01/35	17,701,131	20,010,970
8.00%, 12/01/15 to 02/01/35	7,181,340	8,629,675
10.00%, 02/01/16 to 04/01/20	226,821	263,920
6.00%, 06/01/17 to 07/01/38	7,513,220	8,236,484
10.50%, 08/01/19 to 01/01/21	35,434	40,593
8.50%, 09/01/20 to 08/01/31	547,942	665,377
4.50%, 09/01/20 to 01/01/40	14,343,885	15,225,635
9.50%, 11/01/20 to 04/01/25	174,548	203,951
7.50%, 11/01/20 to 05/01/35	5,951,437	7,009,188
9.00%, 06/01/21 to 04/01/25	735,483	839,222
5.50%, 12/01/22 to 11/01/39	11,109,530	12,081,388
3.50%, 08/01/26	7,007,985	7,339,077
7.05%, 05/20/27	510,047	587,324
6.03%, 10/20/30	974,677	1,120,466
5.00%, 07/01/35 to 01/01/40	10,022,071	10,762,223
Pass Through Ctfs., ARM,
2.66%, 10/01/36(a)	2,080,196	2,209,045
5.89%, 12/01/36(a)	1,567,186	1,654,338
5.74%, 05/01/37(a)	1,329,092	1,421,933
5.46%, 01/01/38(a)	1,107,794	1,185,137
Pass Through Ctfs., TBA,
4.00%, 12/01/41(c)	22,500,000	23,410,546

		126,917,896

Federal National Mortgage Association (FNMA)—23.89%
Pass Through Ctfs.,
5.00%, 01/01/17 to 03/01/40	62,555,322	67,415,979
8.00%, 02/01/12 to 12/01/36	7,360,896	8,661,215
6.50%, 03/01/12 to 10/01/38	17,261,327	19,441,162
7.50%, 04/01/12 to 08/01/37	8,900,637	10,440,029
8.50%, 06/01/12 to 08/01/37	4,778,048	5,710,501
7.00%, 10/01/12 to 06/01/36	11,994,580	13,617,839
6.00%, 10/01/13 to 10/01/38	28,427,124	31,270,185
12.00%, 12/01/15 to 01/01/16	20,106	22,425
9.50%, 07/01/16 to 08/01/22	35,413	40,177
9.00%, 12/01/16	65,706	74,655
3.84%, 04/01/18	5,800,000	6,249,135
4.50%, 09/01/18 to 08/01/39	33,595,763	35,979,541
10.00%, 12/20/19 to 12/20/21	200,848	229,081
5.50%, 03/01/21 to 08/01/38	40,727,021	44,444,801
6.75%, 07/01/24	908,433	1,020,588
10.24%, 04/20/25	109,986	124,849
6.95%, 07/01/25 to 09/01/26	254,877	289,991
Pass Through Ctfs., ARM, 2.40%, 05/01/35(a)	3,295,744	3,470,699

See accompanying notes which are an integral part of this schedule.
Invesco U.S. Government Fund

	Principal
	Amount	Value

Federal National Mortgage Association (FNMA)—(continued)
Pass Through Ctfs., TBA, 3.50%, 12/01/41(c)	$35,000,000	$35,705,470

		284,208,322

Government National Mortgage Association (GNMA)—3.41%
Pass Through Ctfs.,
7.00%, 08/20/12 to 12/15/36	3,048,568	3,526,742
12.00%, 02/15/13 to 07/15/15	8,642	9,052
13.00%, 10/15/14 to 12/15/14	10,456	10,530
11.00%, 09/15/15	319	322
10.50%, 02/15/16	2,316	2,337
10.00%, 06/15/16 to 07/15/24	338,266	379,371
8.00%, 12/15/16 to 08/15/36	3,487,353	4,104,142
8.50%, 09/20/16 to 01/15/37	649,346	757,632
9.00%, 10/15/16 to 04/15/21	97,128	106,268
8.75%, 10/20/16	29,715	30,187
9.50%, 08/15/17 to 03/15/23	129,205	151,075
6.50%, 09/15/17 to 01/15/37	7,359,755	8,366,458
6.95%, 07/20/25 to 11/20/26	877,464	1,006,887
7.50%, 03/15/26 to 10/15/35	3,750,757	4,453,911
6.00%, 12/15/28 to 08/15/33	2,964,765	3,358,936
6.10%, 12/20/33	4,008,304	4,629,260
Pass Through Ctfs., TBA, 4.50%, 12/01/41(c)	8,925,000	9,690,598

		40,583,708

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $842,518,305)		861,715,583

U.S. Treasury Securities—16.27%
U.S. Treasury Notes—10.71%
2.38% 10/31/14	7,500,000	7,930,078
2.13% 11/30/14	5,500,000	5,780,156
1.75% 07/31/15	14,500,000	15,118,516
4.50% 02/15/16	7,000,000	8,095,937
1.00% 10/31/16	5,000,000	5,017,969
2.75% 05/31/17	6,000,000	6,528,750
2.38% 07/31/17(d)	16,000,000	17,075,000
3.50% 05/15/20	14,500,000	16,446,172
2.63% 08/15/20	7,000,000	7,428,750
3.13% 05/15/21	20,000,000	21,956,250
2.13% 08/15/21	8,000,000	8,056,250
2.00% 11/15/21	8,000,000	7,952,500

		127,386,328

U.S. Treasury Bonds—4.48%
7.88% 02/15/21	6,500,000	9,810,938
7.50% 11/15/24	7,320,000	11,494,687
3.50% 02/15/39	2,500,000	2,723,438
4.25% 05/15/39	2,900,000	3,577,422
4.63% 02/15/40	2,800,000	3,663,625
4.38% 05/15/41	17,500,000	22,093,750

		53,363,860

U.S. Treasury Inflation — Indexed Bonds—1.08%
0.63%, 07/15/21	12,079,560	12,815,658

Total U.S. Treasury Securities (Cost $180,003,769)		193,565,846

U.S. Government Sponsored Agency Securities—12.20%
Federal Agricultural Mortgage Corp.—1.53%
Sr. Unsec. Notes, 2.00%, 07/27/16	4,000,000	4,085,149
Unsec. Medium-Term Notes,
1.25%, 12/06/13	7,000,000	7,087,959
0.85%, 08/11/14	7,000,000	7,003,648

		18,176,756

Federal Farm Credit Bank (FFCB)—3.04%
Bonds,
3.00%, 09/22/14	3,600,000	3,831,899
5.75%, 01/18/22	16,000,000	16,096,715
Global Bonds, 1.38%, 06/25/13	7,000,000	7,120,155
Medium-Term Notes, 5.75%, 12/07/28	7,000,000	9,139,181

		36,187,950

Federal Home Loan Bank (FHLB)—0.67%
Unsec. Global Bonds, 3.63%, 10/18/13	7,500,000	7,953,306

Federal Home Loan Mortgage Corp. (FHLMC)—2.05%
Sr. Unsec. Global Notes, 5.00%, 04/18/17	2,750,000	3,258,351
Unsec. Global Notes,
0.38%, 11/27/13	5,700,000	5,695,350
0.75%, 11/25/14	9,700,000	9,726,143
2.00%, 08/25/16	5,500,000	5,691,064

		24,370,908

Federal National Mortgage Association (FNMA)—4.13%
Sr. Unsec. Global Bonds, 5.00%, 05/11/17	4,000,000	4,742,802
Sr. Unsec. Global Notes,
2.50%, 05/15/14	10,000,000	10,466,718
0.75%, 12/19/14	12,000,000	12,018,000
5.25%, 09/15/16	1,750,000	2,073,690
Unsec. Global Notes,
3.00%, 09/16/14	3,400,000	3,622,699
1.63%, 10/26/15	6,000,000	6,155,089
Unsec. Notes, 1.38%, 11/15/16	10,000,000	10,028,244

		49,107,242

Tennessee Valley Authority (TVA)—0.78%
Tennessee Valley Authority, Global Notes, 5.50%, 07/18/17	7,700,000	9,296,489

Total U.S. Government Sponsored Agency Securities (Cost $140,058,693)		145,092,651

See accompanying notes which are an integral part of this schedule.
Invesco U.S. Government Fund

	Principal
	Amount	Value

Foreign Bonds—2.23%
Collateralized Mortgage Obligations—2.01%
La Hipotecaria S.A.Series 2010-1 GA, Class A, Floating Rate Pass Through Ctfs., 3.50%, 09/08/39(a)(b)	$23,083,982	$23,920,776

Sovereign Debt—0.22%
Israel Government Agency for International Development (AID) Bond, Gtd. Bonds, 5.13%, 11/01/24	2,200,000	2,667,335

Total Foreign Bonds (Cost $26,083,044)		26,588,111

Corporate Bonds & Notes—1.82%
Diversified Banks—0.93%
Ally Financial, Inc., Gtd. Notes, 2.20%, 12/19/12	3,800,000	3,877,928
U.S. Central Federal Credit Union, Unsec. Gtd. Notes, 1.90%, 10/19/12	7,070,000	7,174,874

		11,052,802

Private Export Funding Corp.—0.89%
Sec. Gtd. Notes,
2.13%, 07/15/16	5,000,000	5,148,985
4.30%, 12/15/21	4,800,000	5,490,256

		10,639,241

Corporate Bonds & Notes (Cost $20,625,882)		21,692,043

	Shares

Money Market Funds—0.68%
Government & Agency Portfolio — Institutional Class (Cost $8,083,142)(e)	8,083,143	8,083,143

TOTAL INVESTMENTS—105.64% (Cost $1,217,372,835)		1,256,737,377

OTHER ASSETS LESS LIABILITIES—(5.64)%		(67,100,469)

NET ASSETS—100.00%		$1,189,636,908

Investment Abbreviations:

ARM	— Adjustable Rate Mortgage

Ctfs.	— Certificates

Gtd.	— Guaranteed

REMIC	— Real Estate Mortgage Investment Conduits

Sec.	— Secured

Sr.	— Senior

TBA	— To Be Announced

Unsec.	— Unsecured
Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2011 was $26,978,013, which represented 2.27% of the Fund’s Net Assets.

(c)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1E.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Government Fund

Notes to Quarterly Schedule of Portfolio Holdings
 November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco U.S. Government Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
E.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
     In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.
     Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA
Invesco U.S. Government Fund

E.	Dollar Roll and Forward Commitment Transactions— (continued)

mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.
     At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
     Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
F.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own
Invesco U.S. Government Fund

NOTE 2 — Additional Valuation Information (continued)
assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$8,083,143	$—	$—	$8,083,143
U.S. Government Sponsored Securities	—	1,006,808,234	—	1,006,808,234
U.S. Treasury Securities	—	193,565,846	—	193,565,846
Foreign Government Debt Securities	—	26,588,111	—	26,588,111
Corporate Debt Securities	—	21,692,043	—	21,692,043

	$8,083,143	$1,248,654,234	$—	$1,256,737,377

Futures*	(4,413,272)	—	—	(4,413,272)

Total Investments	$3,669,871	$1,248,654,234	$—	$1,252,324,105

*	Unrealized appreciation (depreciation).
NOTE 3 — Derivative Investments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Value of Derivative Instruments at Period-End
The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of November 30, 2011:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Interest rate risk

Futures contracts	$105,461	$(4,518,733)
Effect of Derivative Instruments for the nine months ended November 30, 2011
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Futures *

Realized Gain
Interest rate risk	$31,170,598

Change in Unrealized Appreciation (Depreciation)
Interest rate risk	(5,280,001)

Total	$25,890,597

*	The average notional value of futures outstanding during the period was $327,548,332.
Invesco U.S. Government Fund

Open Futures Contracts
				Unrealized
	Number of	Expiration	Notional	Appreciation
Contracts	Contracts	Month	Value	(Depreciation)

Long Contracts
U.S. Treasury 5 Year Notes	1,647	March-2012	$201,989,109	$102,679
U.S. Treasury 10 Year Notes	433	March-2012	56,005,844	(274,917)
Ultra U.S. Treasury Bonds	755	March-2012	117,355,313	(2,207,601)

Subtotal			375,350,266	(2,379,839)

Short Contracts
U.S. Treasury 2 Year Notes	125	March-2012	(27,556,641)	2,782
U.S. Treasury 30 Year Bonds	408	December-2011	(57,783,000)	(2,036,215)

Subtotal			(85,339,641)	(2,033,433)

Total			$290,010,625	$(4,413,272)

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2011 was $644,126,976 and $529,373,977, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $135,355,858 and $117,776,496, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$41,279,670
Aggregate unrealized (depreciation) of investment securities	(2,246,832)

Net unrealized appreciation of investment securities	$39,032,838

Cost of investments for tax purposes is $1,217,704,539.
Invesco U.S. Government Fund

Invesco Van Kampen Corporate Bond Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2011

VK-CBD-QTR-1	11/11	Invesco Advisers, Inc.

Schedule of Investments
November 30, 2011
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds & Notes—86.67%(a)
Advertising—0.46%
WPP Finance (United Kingdom), Sr. Unsec. Gtd. Global Notes, 8.00%, 09/15/14	$3,830,000	$4,309,529

Aerospace & Defense—0.42%
BE Aerospace, Inc., Sr. Unsec. Notes, 6.88%, 10/01/20	115,000	123,050
Bombardier, Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	520,000	561,600
Huntington Ingalls Industries, Inc.,
Sr. Sec. Gtd. Notes, 7.13%, 03/15/21(b)	205,000	201,413
Sr. Unsec. Gtd. Notes, 6.88%, 03/15/18(b)	65,000	63,375
L-3 Communications Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 11/15/16	1,000,000	1,000,612
Spirit Aerosystems, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	140,000	143,850
Textron, Inc., Sr. Unsec. Notes, 4.63%, 09/21/16	1,375,000	1,394,992
Triumph Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 11/15/17	370,000	394,975

		3,883,867

Agricultural Products—0.88%
Bunge Ltd. Finance Corp., Unsec. Gtd. Unsub. Notes, 4.10%, 03/15/16	2,285,000	2,331,538
Cargill, Inc., Sr. Unsec. Notes, 5.60%, 09/15/12(b)	2,000,000	2,067,149
Corn Products International, Inc.,
Sr. Unsec. Notes,
3.20%, 11/01/15	2,000,000	2,065,648
6.63%, 04/15/37	1,495,000	1,748,327

		8,212,662

Airlines—1.74%
America West Airlines LLC, Series 2001-1, Class G, Sec. Pass Through Ctfs., 7.10%, 04/02/21	1,275,107	1,198,601
American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16(b)(c)	520,000	387,400
American Airlines Pass Through Trust,
Series 2009-1A, Sec. Pass Through Ctfs., 10.38%, 07/02/19	596,022	613,157
Series 2011-1, Class B, Sec. Gtd. Pass Through Ctfs., 7.00%, 01/31/18	3,601,070	2,880,856
Continental Airlines Pass Through Trust,
Series 2007-1, Class C, Sec. Sub. Global Pass Through Ctfs., 7.34%, 04/19/14	216,081	213,380
Series 2009-1, Sec. Pass Through Ctfs., 9.00%, 07/08/16	2,754,431	3,002,330
Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	104,778	107,365
2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	2,560,000	2,401,600
Delta Air Lines, Inc.,
Sec. Notes, 12.25%, 03/15/15(b)	310,000	334,800
Sr. Sec. Notes, 9.50%, 09/15/14(b)	79,000	81,765
Delta Air Lines Pass Through Trust,
Series 2002-1, Class C, Sec. Pass Through Ctfs., 7.78%, 01/02/12	4,596	4,607
Series 2009-1, Class A, Sr. Sec. Pass Through Ctfs., 7.75%, 12/17/19	588,942	629,432
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	80,000	73,600
Series 2010-2, Class A, Sec. Pass Through Ctfs., 4.95%, 05/23/19	2,373,512	2,398,731
Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15(b)	105,000	96,600
Series 2011-1, Class A, Sec. Pass Through Ctfs., 5.30%, 04/15/19	705,000	717,778
UAL Pass Through Trust,
Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	383,928	424,241
Series 2009-2A, Sec. Gtd. Global Pass Through Ctfs., 9.75%, 01/15/17	444,671	484,691
US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	224,790	200,625

		16,251,559

Alternative Carriers—0.07%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	205,000	210,638
Level 3 Communications, Inc., Sr. Unsec. Notes, 11.88%, 02/01/19	255,000	266,475

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Alternative Carriers—(continued)
Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 11/01/14	$187,000	$190,740

		667,853

Aluminum—0.03%
Century Aluminum Co., Sr. Sec. Gtd. Notes, 8.00%, 05/15/14	250,000	250,156

Apparel Retail—0.27%
Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	275,000	288,750
Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	1,710,000	1,622,362
J Crew Group, Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	285,000	262,200
Limited Brands, Inc.,
Sr. Unsec. Gtd. Global Notes, 8.50%, 06/15/19	250,000	289,375
Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	75,000	78,188

		2,540,875

Apparel, Accessories & Luxury Goods—0.16%
Hanesbrands, Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	290,000	287,100
Jones Group/Appreal Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	655,000	587,863
Quiksilver, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	665,000	620,112

		1,495,075

Asset Management & Custody Banks—0.04%
DJO Finanace LLC/DJO Finance Corp.,
Sr. Unsec. Gtd. Global Notes, 7.75%, 04/15/18	35,000	28,000
Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 10/15/17	330,000	262,350
First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	120,000	112,200

		402,550

Auto Parts & Equipment—0.14%
Allison Transmission, Inc., Sr. Unsec. Gtd Notes, 7.13%, 05/15/19(b)	380,000	362,900
American Axle Manufacturing, Inc., Sr. Unsec. Gtd. Notes, 7.75%, 11/15/19	245,000	235,812
Dana Holding Corp., Sr. Unsec. Notes, 6.75%, 02/15/21	285,000	283,575
Tenneco, Inc., Sr. Gtd. Global Notes, 6.88%, 12/15/20	410,000	413,075

		1,295,362

Automobile Manufacturers—0.11%
Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	890,000	1,045,750

Automotive Retail—1.20%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	6,175,000	6,686,038
AutoZone, Inc., Sr. Unsec. Global Notes, 6.50%, 01/15/14	2,350,000	2,602,886
O’Reilly Automotive, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 01/14/21	1,790,000	1,883,657

		11,172,581

Biotechnology—0.01%
STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	120,000	123,000

Brewers—0.60%
Anheuser-Busch InBev Worldwide Inc.,
Sr. Unsec. Gtd. Global Notes,
2.88%, 02/15/16	1,500,000	1,577,871
4.13%, 01/15/15	1,280,000	1,378,987
8.20%, 01/15/39	280,000	426,433
FBG Financial Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.13%, 06/15/15(b)	2,000,000	2,197,069

		5,580,360

Broadcasting—0.97%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	220,000	211,750
Clear Channel Communications, Inc., Sr. Sec. Gtd. Global Notes 9.00%, 03/01/21	400,000	332,000
COX Communications Inc.,
Sr. Unsec. Global Notes, 5.45%, 12/15/14	1,270,000	1,408,278
Sr. Unsec. Notes,
8.38%, 03/01/39(b)	2,185,000	2,879,245
9.38%, 01/15/19(b)	1,860,000	2,492,126
Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 3.70%, 06/01/15	1,610,000	1,691,526

		9,014,925

Building Products—0.37%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	205,000	136,325
Associated Materials LLC, Sr. Sec. Gtd. Global Notes, 9.13%, 11/01/17	505,000	426,725

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Building Products—(continued)
Building Materials Corp. of America,
Sr. Sec. Gtd. Notes, 7.50%, 03/15/20(b)	$520,000	$553,800
Sr. Unsec. Notes, 6.88%, 08/15/18(b)	365,000	377,775
Gibraltar Industries Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	330,000	326,700
Nortek Inc., Sr. Gtd. Notes, 8.50%, 04/15/21(b)	1,010,000	818,100
Roofing Supply Group LLC/Roofing Supply Finance Inc., Sr. Sec. Notes, 8.63%, 12/01/17(b)	540,000	544,050
USG Corp.,
Sr. Unsec. Gtd. Notes, 9.75%, 08/01/14(b)	125,000	125,312
Sr. Unsec. Notes, 9.75%, 01/15/18	170,000	140,250

		3,449,037

Cable & Satellite—3.84%
Comcast Corp.,
Sr. Unsec. Gtd. Global Bonds, 6.40%, 05/15/38	1,100,000	1,238,712
Sr. Unsec. Gtd. Global Notes,
5.70%, 05/15/18	2,005,000	2,293,340
6.50%, 01/15/15	4,425,000	5,009,452
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/37	1,885,000	2,147,491
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/15/16	11,945,000	12,728,891
EH Holding Corp.,
Sr. Sec. Gtd. Notes, 6.50%, 06/15/19(b)	80,000	78,600
Sr. Unsec. Gtd. Notes, 7.63%, 06/15/21(b)	95,000	93,100
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.50%, 04/01/21(b)	350,000	340,375
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	565,000	567,825
NBC Universal Media LLC,
Sr. Unsec. Global Notes,
2.10%, 04/01/14	1,825,000	1,848,383
5.15%, 04/30/20	1,050,000	1,135,090
5.95%, 04/01/41	1,735,000	1,890,386
Time Warner Cable, Inc.,
Sr. Unsec. Gtd. Global Notes, 8.75%, 02/14/19	1,410,000	1,773,497
Sr. Unsec. Gtd. Notes,
5.00%, 02/01/20	1,442,000	1,530,869
5.88%, 11/15/40	1,050,000	1,085,139
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 5.25%, 01/15/21	1,885,000	1,995,541

		35,756,691

Casinos & Gaming—0.32%
Ameristar Casinos Inc., Sr. Unsec. Gtd. Notes, 7.50%, 04/15/21(b)	365,000	368,650
Caesars Entertainment Operating Co. Inc.,
Sec. Gtd. Global Notes, 12.75%, 04/15/18	260,000	189,800
Sr. Unsec. Gtd. Global Bonds, 5.63%, 06/01/15	55,000	32,175
CityCenter Holdings LLC/CityCenter Finance Corp., Sec. Gtd. PIK Notes, 10.75%, 01/15/17(b)	73,890	74,167
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	1,005,000	940,931
Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 08/01/17	155,000	162,750
Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	196,000	192,080
Snoqualmie Entertainment Authority,
Sr. Sec. Floating Rate Notes, 4.18%, 02/01/12(b)(d)	50,000	44,000
Sr. Sec. Notes, 9.13%, 02/01/15(b)	425,000	414,906
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Sec. Gtd. First Mortgage Global Notes, 7.75%, 08/15/20	55,000	59,263
Sr. Sec. Gtd. First Mortgage Global Notes, 7.88%, 11/01/17	510,000	549,206

		3,027,928

Coal & Consumable Fuels—0.10%
Arch Coal, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/20	235,000	232,063
CONSOL Energy Inc.,
Sr. Unsec. Gtd. Global Notes,
8.00%, 04/01/17	125,000	135,000
8.25%, 04/01/20	460,000	499,100
Peabody Energy Corp., Sr. Unsec. Notes, 6.00%, 11/15/18(b)	65,000	65,975

		932,138

Communications Equipment—0.05%
Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	565,000	508,500

Computer & Electronics Retail—0.28%
Best Buy Co. Inc., Sr. Unsec. Global Notes, 6.75%, 07/15/13	2,070,000	2,199,878
Rent-A-Center Inc., Sr. Unsec. Gtd Global Notes, 6.63%, 11/15/20	390,000	394,875

		2,594,753

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Computer Hardware—0.02%
SunGard Data Systems Inc.,
Sr. Unsec. Gtd. Global Notes,
7.38%, 11/15/18	$60,000	$59,550
7.63%, 11/15/20	110,000	109,450

		169,000

Computer Storage & Peripherals—0.02%
Seagate HDD Cayman (Cayman Islands),
Sr. Unsec. Gtd. Notes,
7.00%, 11/01/21(b)	60,000	60,300
7.75%, 12/15/18(b)	80,000	83,600

		143,900

Construction & Engineering—0.13%
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	380,000	383,325
MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	210,000	218,662
Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	640,000	600,000

		1,201,987

Construction & Farm Machinery & Heavy Trucks—0.14%
Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	110,000	121,000
Chrysler Group LLC/Chrysler Group Co. Inc., Sr. Sec. Gtd. Notes, 8.00%, 06/15/19(b)	200,000	171,500
Commercial Vehicle Group, Inc., Sr. Sec. Gtd. Notes, 7.88%, 04/15/19(b)	255,000	243,525
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	200,000	209,000
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	265,000	276,925
Titan International Inc., Sr. Sec. Gtd. Global Notes 7.88%, 10/01/17	270,000	280,125

		1,302,075

Construction Materials—0.45%
Building Materials Corp. of America, Sr. Unsec. Notes, 6.75%, 05/01/21(b)	80,000	80,600
Cemex Finance LLC, Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	475,000	375,319
CRH America Inc.,
Sr. Unsec. Gtd. Notes, 4.13%, 01/15/16	1,140,000	1,133,453
Sr. Unsec. Notes, 8.13%, 07/15/18	1,395,000	1,605,428
Ply Gem Industries, Inc., Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	425,000	368,687
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	775,000	646,156

		4,209,643

Consumer Finance—1.67%
Ally Financial, Inc.,
Sr. Unsec. Gtd. Global Notes,
7.50%, 09/15/20	995,000	965,150
8.00%, 03/15/20	20,000	20,000
8.00%, 11/01/31	420,000	401,100
American Express Credit Corp., Series C, Sr. Unsec. Medium-Term Global Notes, 7.30%, 08/20/13	5,480,000	5,924,101
Capital One Capital VI, Jr. Ltd. Gtd. Sub. Pfd. Securities, 8.88%, 05/15/40	2,000,000	2,042,500
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 8.00%, 12/15/16	180,000	204,300
National Money Mart Co. (Canada), Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	360,000	378,000
SLM Corp.,
Sr. Unsec. Medium-Term Global Notes, 6.25%, 01/25/16	3,290,000	3,134,370
Series A, Sr. Unsec. Medium-Term Notes, 5.00%, 10/01/13	2,475,000	2,450,902

		15,520,423

Data Processing & Outsourced Services—0.06%
CoreLogic, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	630,000	595,350

Department Stores—0.31%
Macy’s Retail Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.35%, 03/15/12	2,470,000	2,488,525
Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	520,000	408,200

		2,896,725

Distillers & Vintners—0.25%
CEDC Finance Corp. International Inc.,
Sr. Sec. Gtd. Notes,
8.88%, 12/01/16(b)	50,000	42,333
9.13%, 12/01/16(b)	410,000	268,550
Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	320,000	351,200
Pernod-Ricard S.A. (France), Sr. Unsec. Notes, 4.45%, 01/15/22(b)	1,670,000	1,687,390

		2,349,473

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Diversified Banks—8.36%
Abbey National Treasury Services PLC (United Kingdom),
Sr. Unsec. Gtd. Global Notes,
2.88%, 04/25/14	$1,070,000	$1,003,748
4.00%, 04/27/16	850,000	760,697
ABN Amro Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 01/31/14(b)	1,050,000	1,050,744
Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	980,000	1,005,661
Barclays Bank PLC (United Kingdom),
Sr. Unsec. Global Notes, 6.75%, 05/22/19	1,625,000	1,724,694
Unsec. Sub. Global Notes, 5.14%, 10/14/20	765,000	631,694
Unsec. Sub. Notes, 6.05%, 12/04/17(b)	1,210,000	1,075,370
BBVA US Senior S.A. Uniper (Spain), Sr. Unsec. Gtd. Yankee Notes, 3.25%, 05/16/14	3,200,000	2,947,662
BPCE S.A. (France), Sr. Unsec. Notes, 2.38%, 10/04/13(b)	2,640,000	2,521,400
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Jr. Sub. Unsec. Variable Rate Notes, 11.00% (b)(d)(e)	760,000	892,635
Credit Suisse AG (Switzerland),
Sub. Global Notes, 5.40%, 01/14/20	3,330,000	3,051,969
Unsec. Sub. Global Notes, 6.00%, 02/15/18	860,000	841,148
Hana Bank (South Korea), Sr. Notes, 4.50%, 10/30/15(b)	4,015,000	4,103,200
HSBC Bank PLC (United Kingdom),
Sr. Unsec. Notes,
1.63%, 08/12/13(b)	2,500,000	2,471,409
4.13%, 08/12/20(b)	3,245,000	3,198,481
HSBC Finance Corp., Sr. Unsec. Sub. Global Notes, 6.68%, 01/15/21	4,451,000	4,410,084
ICICI Bank Ltd. (India), Sr. Unsec. Notes, 4.75%, 11/25/16(b)	1,650,000	1,570,099
ING Bank N.V. (Netherlands),
Sr. Unsec. Notes, 3.00%, 09/01/15(b)	2,510,000	2,486,686
Unsec. Sub. Notes, 5.13%, 05/01/15(b)	1,540,000	1,501,082
Korea Development Bank (South Korea), Sr. Unsec. Global Notes, 4.38%, 08/10/15	4,315,000	4,453,607
Lloyds TSB Bank PLC (United Kingdom),
Sr. Unsec. Gtd. Global Notes, 4.88%, 01/21/16	2,200,000	2,147,636
Sr. Unsec. Gtd. Medium-Term Notes, 4.38%, 01/12/15(b)	2,000,000	1,943,320
Unsec. Gtd. Sub. Medium-Term Notes, 6.50%, 09/14/20(b)	4,780,000	4,192,977
RBS Capital Trust II, Jr. Unsec. Gtd. Sub. Global Bonds, 6.43%(e)(f)	95,000	48,925
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec. Global Notes, 6.40%, 10/21/19	2,880,000	2,678,713
Royal Bank of Scotland PLC (The) (United Kingdom),
Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	5,405,000	5,246,292
Series 2, Sr. Unsec. Gtd. Global Notes, 3.40%, 08/23/13	1,000,000	989,611
Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.72%, 01/20/15(b)	3,000,000	2,738,320
Societe Generale S.A. (France),
Sr. Unsec. Medium-Term Notes, 5.20%, 04/15/21(b)	3,300,000	2,834,304
Sr. Unsec. Notes, 2.50%, 01/15/14(b)	775,000	729,888
Standard Chartered Bank (United Kingdom), Unsec. Sub. Notes, 6.40%, 09/26/17(b)	2,900,000	2,969,558
Standard Chartered PLC (United Kingdom),
Sr. Unsec. Notes,
3.20%, 05/12/16(b)	1,200,000	1,173,197
3.85%, 04/27/15(b)	610,000	614,212
5.50%, 11/18/14(b)	2,235,000	2,412,844
U.S. Bank N.A., Sub. Variable Rate Notes, 3.78%, 04/29/20(d)	1,400,000	1,447,209
VTB Bank OJSC Via VTB Capital S.A. (Luxembourg),
Sr. Unsec. Loan Participation Notes,
6.32%, 02/22/18(b)	2,470,000	2,351,547
6.55%, 10/13/20(b)	1,760,000	1,674,216

		77,894,839

Diversified Capital Markets—0.81%
Credit Suisse New York (Switzerland), Sr. Unsec. Medium-Term Global Notes, 5.30%, 08/13/19	2,750,000	2,821,768
UBS AG (Switzerland),
Sr. Unsec. Global Notes, 5.88%, 12/20/17	3,395,000	3,492,051
Sr. Unsec. Medium-Term Global Notes, 5.75%, 04/25/18	1,180,000	1,197,176

		7,510,995

Diversified Chemicals—0.37%
Dow Chemical Co. (The), Sr. Unsec. Global Notes, 5.25%, 11/15/41	3,200,000	3,129,586
Huntsman International LLC,
Sr. Unsec. Gtd. Global Notes, 5.50%, 06/30/16	50,000	48,000
Sr. Unsec. Gtd. Sub. Global Notes, 8.63%, 03/15/21	280,000	282,100

		3,459,686

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Diversified Metals & Mining—0.57%
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Notes, 8.38%, 04/01/17	$2,730,000	$2,909,156
Midwest Vanadium Pty Ltd. (Australia), Sr. Sec. Gtd. Notes, 11.50%, 02/15/18(b)	60,000	44,108
Southern Copper Corp.,
Sr. Unsec. Global Notes,
5.38%, 04/16/20	885,000	918,852
6.75%, 04/16/40	1,305,000	1,309,594
Thompson Creek Metals Co. Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.38%, 06/01/18(b)	20,000	16,500
Vedanta Resources PLC (United Kingdom), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	100,000	88,464

		5,286,674

Diversified REIT’s—0.22%
Qatari Diar Finance QSC (Qatar), Unsec. Gtd. Unsub. Notes, 5.00%, 07/21/20(b)	2,000,000	2,096,203

Diversified Support Services—0.05%
International Lease Finance Corp.,
Sr. Unsec. Global Notes,
8.63%, 09/15/15	70,000	69,930
8.75%, 03/15/17	395,000	398,703

		468,633

Drug Retail—0.79%
CVS Pass Through Trust, Sr. Sec. Gtd. Pass Through Ctfs., 5.77%, 01/10/33(b)	2,383,155	2,380,304
CVS Pass-Through Trust,
Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	3,725,007	3,915,127
Sec. Pass Through Ctfs., 8.35%, 07/10/31(b)	848,447	1,044,924

		7,340,355

Electric Utilities—2.72%
Calpine Corp., Sr. Sec. Notes, 7.25%, 10/15/17(b)	130,000	132,275
DCP Midstream LLC,
Sr. Unsec. Notes,
9.70%, 12/01/13(b)	3,500,000	3,997,827
9.75%, 03/15/19(b)	2,800,000	3,748,222
Enel Finance International N.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(b)	1,200,000	1,163,201
Entergy Gulf States Louisiana LLC, Sec. First Mortgage Bonds, 5.59%, 10/01/24	2,425,000	2,686,359
Indiana Michigan Power Co.-Series I, Sr. Unsec. Notes, 7.00%, 03/15/19	932,000	1,147,761
LSP Energy L.P./LSP Batesville Funding Corp.-Series D, Sr. Sec. Bonds, 8.16%, 07/15/25	250,000	206,250
Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	3,805,000	4,347,339
PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	695,000	914,265
Southern Co. (The), Series A, Sr. Unsec. Notes, 2.38%, 09/15/15	1,300,000	1,333,034
Southern Power Co., Series D, Sr. Unsec. Global Notes, 4.88%, 07/15/15	3,266,000	3,581,054
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Global Notes, 8.00%, 10/01/19	1,000,000	1,260,538
Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/19	760,000	866,997

		25,385,122

Electrical Components & Equipment—0.04%
Belden Inc., Sr. Gtd. Sub. Global Notes, 9.25%, 06/15/19	200,000	208,500
Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	115,000	117,875

		326,375

Electronic Components—0.33%
Corning, Inc.,
Sr. Unsec. Notes,
6.63%, 05/15/19	665,000	811,715
7.25%, 08/15/36	1,800,000	2,216,914

		3,028,629

Electronic Equipment & Instruments—0.16%
FLIR Systems, Inc., Sr. Unsec. Notes, 3.75%, 09/01/16	1,500,000	1,505,430

Electronic Manufacturing Services—0.02%
Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	215,000	201,563

Environmental & Facilities Services—0.70%
Waste Management, Inc.,
Sr. Unsec. Gtd. Notes,
5.00%, 03/15/14	3,170,000	3,435,080
4.60%, 03/01/21	2,915,000	3,113,902

		6,548,982

Forest Products—0.02%
Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Notes, 8.50%, 04/01/21(b)	220,000	169,400

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Gas Utilities—0.10%
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	$380,000	$324,900
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	625,000	649,219

		974,119

Gold—1.07%
Barrick Gold Corp. (Canada), Sr. Unsec. Global Notes, 2.90%, 05/30/16	850,000	868,538
Gold Fields Orogen Holding BVI Ltd. (British Virgin Islands), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(b)	5,645,000	4,927,415
Kinross Gold Corp. (Canada),
Sr. Unsec. Gtd. Notes,
5.13%, 09/01/21(b)	1,260,000	1,252,901
6.88%, 09/01/41(b)	2,860,000	2,941,861

		9,990,715

Health Care Distributors—0.63%
AmerisourceBergen Corp., Sr. Unsec. Gtd. Notes, 3.50%, 11/15/21	5,115,000	5,169,899
McKesson Corp., Sr. Unsec. Notes, 3.25%, 03/01/16	660,000	697,751

		5,867,650

Health Care Equipment—0.32%
Boston Scientific Corp., Sr. Unsec. Notes, 4.50%, 01/15/15	1,275,000	1,339,653
CareFusion Corp., Sr. Unsec. Global Notes, 4.13%, 08/01/12	1,575,000	1,604,408

		2,944,061

Health Care Facilities—0.19%
HCA, Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 02/15/20	490,000	516,950
Healthsouth Corp.,
Sr. Unsec. Gtd. Notes,
7.25%, 10/01/18	195,000	190,369
7.75%, 09/15/22	195,000	188,175
Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.27%, 09/15/15(d)	90,000	77,850
Tenet Healthcare Corp.,
Sr. Unsec. Global Notes,
8.00%, 08/01/20	40,000	39,600
9.25%, 02/01/15	720,000	745,200

		1,758,144

Health Care Services—1.21%
Aistotle Holding, Inc., Sr. Unsec. Gtd. Notes, 6.13%, 11/15/41(b)	2,535,000	2,711,653
Express Scripts, Inc.,
Sr. Unsec. Gtd. Global Notes, 6.25%, 06/15/14	2,070,000	2,263,360
Sr. Unsec. Gtd. Notes, 3.13%, 05/15/16	1,265,000	1,257,477
Highmark, Inc.,
Sr. Unsec. Notes,
4.75%, 05/15/21(b)	1,660,000	1,676,482
6.13%, 05/15/41(b)	1,560,000	1,673,537
Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	540,000	534,954
Orlando Lutheran Towers Inc., Putable Bonds, 8.00%, 07/01/17	1,025,000	1,048,285
Universal Hospital Services Inc., Sec. Gtd. PIK Global Notes, 8.50%, 06/01/15	90,000	91,462

		11,257,210

Health Care Technology—0.05%
MedAssets, Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	435,000	428,475

Homebuilding—0.14%
Beazer Homes USA Inc.,
Sr. Unsec. Gtd. Global Notes,
6.88%, 07/15/15	215,000	159,100
8.13%, 06/15/16	275,000	196,625
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Global Notes, 10.63%, 10/15/16	735,000	584,325
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	275,000	266,062
M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	80,000	70,300

		1,276,412

Hotels, Resorts & Cruise Lines—1.15%
Hyatt Hotels Corp.,
Sr. Unsec. Notes,
3.88%, 08/15/16	1,000,000	1,016,711
5.75%, 08/15/15(b)	2,340,000	2,513,591
6.88%, 08/15/19(b)	575,000	644,686
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.50%, 10/15/27	375,000	367,500
Wyndham Worldwide Corp.,
Sr. Unsec. Global Notes, 6.00%, 12/01/16	3,855,000	4,160,991
Sr. Unsec. Notes,
5.63%, 03/01/21	1,135,000	1,178,981
7.38%, 03/01/20	770,000	872,506

		10,754,966

Household Products—0.06%
Central Garden and Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	540,000	526,500

Housewares & Specialties—0.00%
American Greetings Corp., Sr. Unsec. Notes, 7.38%, 12/01/21	20,000	20,300

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Independent Power Producers & Energy Traders—0.11%
AES Corp. (The),
Sr. Unsec. Global Notes,
7.75%, 10/15/15	$60,000	$64,200
8.00%, 10/15/17	190,000	205,200
8.00%, 06/01/20	615,000	664,200
AES Red Oak LLC-Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	68,225	69,419

		1,003,019

Industrial Conglomerates—2.28%
General Electric Capital Corp.,
Sr. Unsec. Medium-Term Global Notes, 5.88%, 01/14/38	2,010,000	2,002,768
Series G, Sr. Unsec. Medium-Term Notes, 6.00%, 08/07/19	5,425,000	5,973,011
Hutchison Whampoa International Ltd. (Hong Kong),
Sr. Unsec. Gtd. Notes, 7.63%, 04/09/19(b)	1,840,000	2,239,464
Unsec. Gtd. Notes,
4.63%, 09/11/15(b)	2,465,000	2,598,110
5.75%, 09/11/19(b)	1,180,000	1,299,652
Unsec. Gtd. Sub. Notes, 6.00%, (b)(d)	7,195,000	7,159,025

		21,272,030

Industrial Machinery—0.76%
Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	310,000	313,100
Pentair, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 05/15/21	6,415,000	6,745,654

		7,058,754

Industrial REIT’s—0.05%
DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	405,000	431,325

Insurance Brokers—0.18%
Marsh & McLennan Cos. Inc., Sr. Unsec. Notes, 9.25%, 04/15/19	1,255,000	1,661,570

Integrated Oil & Gas—0.77%
Hess Corp., Sr. Unsec. Global Notes, 5.60%, 02/15/41	730,000	774,545
Lukoil International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 6.13%, 11/09/20(b)	4,610,000	4,594,572
Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.38%, 01/27/21	1,800,000	1,834,635

		7,203,752

Integrated Telecommunication Services—2.98%
AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	206,000	278,935
AT&T, Inc.,
Sr. Unsec. Global Notes,
2.50%, 08/15/15	835,000	860,506
2.95%, 05/15/16	1,555,000	1,610,003
4.45%, 05/15/21	800,000	848,023
6.15%, 09/15/34	3,190,000	3,610,491
Deutsche Telekom International Finance B.V. (Netherlands),
Sr. Unsec. Gtd. Global Bonds, 8.75%, 06/15/30	1,735,000	2,359,033
Sr. Unsec. Gtd. Global Notes, 6.00%, 07/08/19	405,000	462,617
Sr. Unsec. Gtd. Yankee Notes, 6.75%, 08/20/18	905,000	1,078,562
Integra Telecom Holdings Inc., Sr. Sec. Notes, 10.75%, 04/15/16(b)	195,000	173,550
Intelsat Jackson Holdings S.A. (Luxembourg),
Sr. Unsec. Gtd. Notes,
7.25%, 04/01/19(b)	210,000	204,750
7.25%, 10/15/20(b)	200,000	194,000
Level 3 Financing, Inc.,
Sr. Unsec. Gtd. Global Notes, 9.38%, 04/01/19	125,000	127,812
Sr. Unsec. Gtd. Notes, 8.13%, 07/01/19(b)	115,000	110,400
Qtel International Finance Ltd. (Bermuda),
Sr. Unsec. Gtd. Notes,
3.38%, 10/14/16(b)	1,685,000	1,708,998
4.75%, 02/16/21(b)	550,000	556,187
Qwest Corp., Sr. Unsec. Notes, 6.88%, 09/15/33	780,000	772,200
Telefonica Emisiones SAU (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	3,555,000	3,231,255
Telemar Norte Leste S.A. (Brazil), Sr. Unsec. Notes, 5.50%, 10/23/20(b)	2,298,000	2,246,565
Verizon Communications, Inc.,
Sr. Unsec. Global Notes,
4.75%, 11/01/41	1,235,000	1,244,403
6.40%, 02/15/38	1,450,000	1,734,215
8.95%, 03/01/39	2,805,000	4,322,972
Windstream Corp., Sr. Unsec. Notes, 7.50%, 06/01/22(b)	70,000	66,675

		27,802,152

Internet Retail—0.21%
Expedia Inc., Sr. Unsec. Gtd. Global Notes, 5.95%, 08/15/20	1,955,000	1,967,958

Internet Software & Services—0.06%
Equinix Inc.,
Sr. Unsec. Notes,
8.13%, 03/01/18	310,000	331,700
7.00%, 07/15/21	190,000	194,750

		526,450

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Investment Banking & Brokerage—5.63%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	$2,135,000	$2,118,989
Charles Schwab Corp. (The), Sr. Unsec. Notes, 4.45%, 07/22/20	3,040,000	3,126,857
E*Trade Financial Corp.,
Sr. Unsec. Notes,
6.75%, 06/01/16	60,000	59,850
7.88%, 12/01/15	15,000	14,962
Goldman Sachs Group, Inc. (The),
Sr. Unsec. Global Notes,
3.63%, 02/07/16	1,370,000	1,304,468
3.70%, 08/01/15	2,370,000	2,282,589
5.13%, 01/15/15	700,000	714,661
5.25%, 07/27/21	2,325,000	2,164,397
6.15%, 04/01/18	4,980,000	4,983,567
Unsec. Sub. Global Notes, 6.75%, 10/01/37	5,815,000	5,213,944
Jefferies Group Inc., Sr. Unsec. Notes, 6.45%, 06/08/27	3,460,000	2,750,700
Macquarie Group Ltd. (Australia),
Sr. Unsec. Notes,
6.00%, 01/14/20(b)	5,580,000	5,316,219
7.30%, 08/01/14(b)	1,565,000	1,696,923
7.63%, 08/13/19(b)	1,860,000	1,921,683
Morgan Stanley,
Sr. Unsec. Global Notes,
4.00%, 07/24/15	3,990,000	3,647,441
3.80%, 04/29/16	2,240,000	1,976,055
Sr. Unsec. Medium-Term Global Notes, 6.00%, 05/13/14	4,165,000	4,133,803
Sr. Unsec. Notes, 3.45%, 11/02/15	5,595,000	5,005,127
Series F, Sr. Unsec. Medium-Term Global Notes, 5.63%, 09/23/19	1,345,000	1,177,741
Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	1,565,000	1,614,511
Schwab Capital Trust I, Jr. Unsec. Gtd. Sub. Notes, 7.50%, 11/15/37	1,265,000	1,275,538

		52,500,025

Leisure Facilities—0.01%
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	70,000	69,825

Leisure Products—0.04%
Toys R US-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	370,000	368,150

Life & Health Insurance—3.09%
Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	2,525,000	2,610,094
MetLife Inc., Sr. Unsec. Notes, 6.75%, 06/01/16	780,000	890,150
MetLife, Inc.,
Jr. Sub. Global Notes, 10.75%, 08/01/39	2,935,000	3,771,475
Series A, Sr. Unsec. Notes, 6.82%, 08/15/18	605,000	706,743
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	6,960,000	6,938,784
Pacific LifeCorp., Sr. Unsec. Notes, 6.00%, 02/10/20(b)	4,250,000	4,584,403
Prudential Financial, Inc.,
Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/38	1,690,000	1,896,050
Sr. Unsec. Medium-Term Notes,
5.40%, 06/13/35	1,500,000	1,373,804
6.63%, 12/01/37	1,420,000	1,485,789
7.38%, 06/15/19	1,270,000	1,458,900
Series D, Sr. Unsec. Medium-Term Notes, 4.75%, 09/17/15	2,940,000	3,099,196

		28,815,388

Life Sciences Tools & Services—0.72%
Life Technologies Corp., Sr. Notes, 6.00%, 03/01/20	3,910,000	4,365,659
Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	250,000	205,625
PerkinElmer, Inc., Sr. Unsec. Notes, 5.00%, 11/15/21	2,165,000	2,168,492

		6,739,776

Managed Health Care—1.97%
CIGNA Corp.,
Sr. Unsec. Global Notes,
2.75%, 11/15/16	2,615,000	2,586,682
5.38%, 02/15/42	3,660,000	3,478,053
Sr. Unsec. Notes,
4.50%, 03/15/21	1,860,000	1,871,342
5.88%, 03/15/41	1,055,000	1,080,298
Coventry Health Care, Inc., Sr. Unsec. Notes, 5.45%, 06/15/21	2,480,000	2,721,169
UnitedHealth Group Inc.,
Sr. Unsec. Notes,
3.88%, 10/15/20	2,010,000	2,092,418
5.95%, 02/15/41	2,455,000	2,941,480
WellPoint, Inc., Sr. Unsec. Global Notes, 3.70%, 08/15/21	1,595,000	1,621,971

		18,393,413

Marine—0.00%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Global Notes, 8.63%, 11/01/17	25,000	19,063

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Mortgage Backed Securities—0.12%
U.S. Bank N.A., Sr. Unsec. Medium-Term Notes, 5.92%, 05/25/12	$1,078,702	$1,104,702

Movies & Entertainment—0.91%
AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	905,000	917,444
NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(b)	430,000	448,275
Time Warner Cable, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 07/01/18	3,365,000	3,903,164
Time Warner, Inc.,
Sr. Unsec. Gtd. Global Notes,
4.00%, 01/15/22	900,000	891,130
5.38%, 10/15/41	2,080,000	2,081,574
Sr. Unsec. Gtd. Notes, 6.50%, 11/15/36	225,000	255,680

		8,497,267

Multi-Line Insurance—1.85%
American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	6,485,000	7,561,964
American International Group Inc., Sr. Unsec. Global Notes, 8.25%, 08/15/18	1,295,000	1,374,613
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	90,000	83,138
Hartford Financial Services Group Inc., Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	265,000	259,700
Health Care Service Corp., Sr. Unsec. Notes, 4.70%, 01/15/21(b)	2,355,000	2,541,090
Liberty Mutual Group, Inc.,
Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	1,840,000	1,591,600
Sr. Unsec. Gtd. Notes, 5.00%, 06/01/21(b)	2,290,000	2,179,436
Sr. Unsec. Notes, 5.75%, 03/15/14(b)	1,405,000	1,471,820
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/05/39(b)	120,000	137,519

		17,200,880

Multi-Sector Holdings—0.02%
Reynolds Group Issuer Inc., LLC, Sr. Sec. Gtd. Notes, 7.13%, 04/15/19(b)	200,000	196,500

Multi-Utilities—0.08%
Consumers Energy Co., Sr. Sec. First Mortgage Bonds, 5.80%, 09/15/35	570,000	706,206

Office REIT’s—0.47%
Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	4,290,000	4,353,981

Office Services & Supplies—0.87%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	250,000	242,500
Steelcase, Inc., Sr. Unsec. Notes, 6.38%, 02/15/21	7,545,000	7,880,263

		8,122,763

Oil & Gas Drilling—0.32%
Transocean Inc. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 4.95%, 11/15/15	2,930,000	2,967,948

Oil & Gas Equipment & Services—0.12%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	430,000	443,975
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	520,000	516,100
SESI, LLC, Sr. Unsec. Gtd. Notes, 6.38%, 05/01/19(b)	115,000	114,425

		1,074,500

Oil & Gas Exploration & Production—2.53%
Anadarko Petroleum Corp.,
Sr. Unsec. Global Notes, 5.75%, 06/15/14	925,000	1,001,936
Sr. Unsec. Notes, 7.63%, 03/15/14	385,000	430,790
Berry Petroleum Co., Sr. Unsec. Notes, 6.75%, 11/01/20	183,000	183,457
Bill Barrett Corp., Sr. Unsec. Gtd. Notes, 7.63%, 10/01/19	55,000	56,512
Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 09/01/21	435,000	430,650
Chesapeake Energy Corp.,
Sr. Unsec. Gtd. Notes,
6.13%, 02/15/21	30,000	30,188
6.63%, 08/15/20	305,000	318,344
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	180,000	189,000
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/19	465,000	510,919
Empresa Nacional del Petroleo (Chile), Sr. Unsec. Notes, 5.25%, 08/10/20(b)	1,380,000	1,446,370
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Oil & Gas Exploration & Production—(continued)
Encana Corp. (Canada), Sr. Unsec. Global Notes, 6.50%, 02/01/38	$3,450,000	$3,958,371
EOG Resources, Inc., Sr. Unsec. Notes, 4.10%, 02/01/21	2,530,000	2,725,863
EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	245,000	226,625
Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	335,000	333,325
Gazprom OAO Via Gaz Capital S.A. (Luxembourg), Sr. Unsec. Loan Participation Notes, 6.51%, 03/07/22(b)	1,010,000	1,055,450
Kodiak Oil & Gas Corp. (Canada), Sr. Notes, 8.13%, 12/01/19(b)	35,000	35,525
McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	380,000	399,950
Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	950,000	1,002,250
OGX Petroleo e Gas Participacoes S.A. (Cayman Islands), Sr. Unsec. Gtd. Notes, 8.50%, 06/01/18(b)	200,000	192,860
Pemex Project Funding Master Trust, Sr. Unsec. Gtd. Global Bonds, 6.63%, 06/15/35	3,145,000	3,507,205
Petrobras International Finance Co. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 6.88%, 01/20/40	195,000	215,013
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	3,125,000	3,330,462
Plains Exploration & Production Co.,
Sr. Unsec. Gtd. Notes,
7.63%, 06/01/18	535,000	564,425
8.63%, 10/15/19	250,000	271,250
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.75%, 06/01/21	410,000	437,675
SM Energy Co.,
Sr. Unsec. Notes,
6.50%, 11/15/21	100,000	99,500
6.63%, 02/15/19(b)	105,000	105,525
Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	300,000	311,625
WPX Energy, Inc., Sr. Unsec. Notes, 6.00%, 01/15/22	170,000	165,750

		23,536,815

Oil & Gas Refining & Marketing—0.16%
Petronas Capital Ltd. (Malaysia), Unsec. Gtd. Unsub. Notes, 5.25%, 08/12/19(b)	895,000	994,160
Tesoro Corp., Sr. Unsec. Gtd. Global Bonds, 6.50%, 06/01/17	40,000	40,850
United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	510,000	479,400

		1,514,410

Oil & Gas Storage & Transportation—3.07%
Atlas Pipeline Partnerships L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Notes, 8.75%, 06/15/18(b)	205,000	213,713
Chesapeake Midstream Partners L.P./CHKM Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/21(b)	360,000	352,800
Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	370,000	371,850
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	250,000	260,937
Energy Transfer Partners L.P., Sr. Unsec. Global Notes, 6.05%, 06/01/41	4,730,000	4,551,363
Enterprise Products Operating LLC,
Sr. Unsec. Gtd. Global Notes,
5.25%, 01/31/20	915,000	996,841
5.60%, 10/15/14	2,710,000	2,980,084
Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	3,980,000	4,559,199
Inergy L.P./Inergy Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 08/01/21	310,000	297,600
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp.,
Sr. Unsec. Gtd. Notes,
6.25%, 06/15/22	145,000	147,175
6.50%, 08/15/21	445,000	451,119
Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	620,000	468,100
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	505,000	528,356
Spectra Energy Capital LLC,
Sr. Unsec. Gtd. Notes,
5.65%, 03/01/20	2,200,000	2,412,850
5.67%, 08/15/14	1,000,000	1,099,708
Targa Resources Partners L.P./Targa Resouces Partners Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/21(b)	345,000	348,450
Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/32	2,700,000	3,331,450
Williams Partners L.P.,
Sr. Unsec. Global Notes,
3.80%, 02/15/15	1,050,000	1,101,501
7.25%, 02/01/17	3,500,000	4,124,491

		28,597,587

Other Diversified Financial Services—7.90%
Bank of America Corp.,
Sr. Unsec. Global Notes,
3.70%, 09/01/15	4,015,000	3,616,746
4.50%, 04/01/15	2,860,000	2,662,741
5.75%, 12/01/17	890,000	816,101
6.50%, 08/01/16	1,860,000	1,806,458
Sr. Unsec. Notes, 5.88%, 01/05/21	530,000	471,297
Series L, Sr. Unsec. Medium-Term Global Notes, 5.65%, 05/01/18	7,825,000	7,058,213
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Other Diversified Financial Services—(continued)
Bear Stearns Cos., LLC (The), Unsec. Sub. Notes, 5.55%, 01/22/17	$3,080,000	$3,231,260
Citigroup, Inc.,
Sr. Unsec. Global Notes,
4.50%, 01/14/22	2,920,000	2,758,853
6.01%, 01/15/15	1,000,000	1,037,359
6.13%, 05/15/18	4,100,000	4,276,385
8.50%, 05/22/19	5,500,000	6,325,268
Sr. Unsec. Notes, 6.38%, 08/12/14	3,080,000	3,245,673
Countrywide Financial Corp., Sr. Unsec. Gtd. Medium-Term Global Notes, 5.80%, 06/07/12	1,645,000	1,662,893
ERAC USA Finance LLC,
Sr. Unsec. Gtd. Notes, 2.75%, 07/01/13(b)	1,820,000	1,843,328
Unsec. Gtd. Notes, 5.80%, 10/15/12(b)	1,935,000	2,009,558
Football Trust V, Sec. Pass Through Ctfs., 5.35%, 10/05/20(b)	1,350,000	1,489,277
General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes, 5.50%, 01/08/20	1,105,000	1,169,008
International Lease Finance Corp., Sr. Unsec. Notes, 8.25%, 12/15/20	1,180,000	1,178,525
JPMorgan Chase & Co.,
Sr. Unsec. Global Notes,
3.15%, 07/05/16	1,600,000	1,578,964
3.45%, 03/01/16	1,170,000	1,162,710
4.75%, 05/01/13	135,000	141,243
5.60%, 07/15/41	3,885,000	4,075,392
JPMorgan Chase Capital XXVII, Series AA, Jr. Unsec. Gtd. Sub. Notes, 7.00%, 11/01/39	8,570,000	8,417,460
Merrill Lynch & Co. Inc., Series C, Sr. Unsec. Medium-Term Global Notes, 5.45%, 02/05/13	3,000,000	2,994,665
Gtd. Unsub. Global Notes, 7.75%, 05/14/38	2,850,000	2,552,664
Sr. Unsec. Medium-Term Notes, 6.88%, 04/25/18	5,310,000	5,032,636
National Rural Utilities Cooperative Finance Corp., Collateral Trust Sec. Bonds, 1.90%, 11/01/15	1,000,000	1,006,067
Twin Reefs Pass-Through Trust, Sec. Pass Through Ctfs., 1.39%(b)(c)(e)	1,640,000	0

		73,620,744

Packaged Foods & Meats—0.76%
Del Monte Foods Co., Sr. Unsec. Gtd. Notes, 7.63%, 02/15/19(b)	180,000	162,900
Kraft Foods, Inc.,
Sr. Unsec. Global Notes,
2.63%, 05/08/13	945,000	964,683
6.88%, 02/01/38	1,030,000	1,271,096
Sr. Unsec. Notes, 6.88%, 01/26/39	3,795,000	4,717,578

		7,116,257

Paper Packaging—0.02%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	195,000	187,688

Paper Products—0.33%
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	515,000	502,125
Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	210,000	218,400
International Paper Co., Sr. Unsec. Global Notes, 6.00%, 11/15/41	1,655,000	1,678,577
Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	385,000	388,850
NewPage Corp., Sr. Sec. Gtd. Global Notes, 11.38%, 12/31/14(c)	215,000	152,112
P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	125,000	129,625

		3,069,689

Pharmaceuticals—0.16%
Elan Finance PLC/Elan Finance Corp. (Ireland), Sr. Unsec. Gtd. Global Notes, 8.75%, 10/15/16	100,000	107,500
Endo Pharmaceuticals Holdings Inc., Sr. Unsec. Gtd. Notes, 7.00%, 12/15/20(b)	85,000	87,762
Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	170,000	170,850
NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	245,000	262,150
Valeant Pharmaceuticals International, Sr. Unsec. Gtd. Notes, 6.75%, 10/01/17(b)	350,000	338,625
Wyeth, Sr. Unsec. Gtd. Notes, 6.45%, 02/01/24	435,000	558,736

		1,525,623

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Property & Casualty Insurance—1.59%
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	$6,330,000	$6,989,275
QBE Capital Funding III Ltd. (Botswana), Unsec. Gtd. Sub. Notes, 7.25%, 05/24/41(b)	3,500,000	3,220,000
W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/19	1,585,000	1,830,232
XL Group PLC (Ireland), Sr. Unsec. Global Notes, 5.25%, 09/15/14	2,640,000	2,782,975

		14,822,482

Railroads—1.01%
Canadian Pacific Railway Co. (Canada), Sr. Unsec. Yankee Notes, 4.45%, 03/15/23	1,095,000	1,112,525
CSX Corp.,
Sr. Unsec. Global Notes, 6.15%, 05/01/37	2,615,000	3,111,386
Sr. Unsec. Notes,
3.70%, 10/30/20	550,000	555,595
5.50%, 04/15/41	2,000,000	2,204,491
Union Pacific Corp.,
Sr. Unsec. Notes,
4.00%, 02/01/21	1,870,000	1,965,127
6.25%, 05/01/34	365,000	457,972

		9,407,096

Real Estate Services—0.02%
CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	155,000	156,550

Regional Banks—1.11%
BB&T Capital Trust II, Jr. Unsec. Gtd. Sub. Global Notes, 6.75%, 06/07/36	360,000	358,409
CIT Group Inc., Sec. Gtd. Bonds, 7.00%, 05/02/17(b)	660,000	640,200
Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(b)	3,630,000	3,462,401
PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 3.63%, 02/08/15	1,485,000	1,549,555
PNC Preferred Funding Trust III, Jr. Sub. Notes, 8.70%(b)(e)	2,300,000	2,357,500
Regions Financial Corp.,
Sr. Unsec. Notes, 5.75%, 06/15/15	1,455,000	1,407,712
Unsec. Sub. Notes, 7.38%, 12/10/37	320,000	262,400
Synovus Financial Corp., Unsec. Sub. Global Notes, 5.13%, 06/15/17	320,000	266,400

		10,304,577

Research & Consulting Services—0.50%
FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	285,000	289,275
Novant Health, Inc., Series 2009, Class A, Sr. Unsec. Gtd. Medium-Term Bonds, 5.85%, 11/01/19	3,750,000	4,381,170

		4,670,445

Restaurants—0.72%
Yum! Brands, Inc.,
Sr. Unsec. Global Notes, 6.88%, 11/15/37	2,920,000	3,493,440
Sr. Unsec. Notes, 5.30%, 09/15/19	2,860,000	3,184,758

		6,678,198

Retail REIT’s—0.18%
WEA Finance LLC, Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(b)	1,500,000	1,686,460

Semiconductor Equipment—0.12%
Amkor Technology Inc.,
Sr. Unsec. Global Notes,
6.63%, 06/01/21	280,000	261,100
7.38%, 05/01/18	250,000	249,375
Sensata Technologies B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	625,000	626,562

		1,137,037

Semiconductors—0.10%
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	850,000	890,375

Soft Drinks—0.19%
Coca-Cola Enterprises, Inc., Sr. Unsec. Notes, 1.13%, 11/12/13	1,750,000	1,752,912

Sovereign Debt—0.23%
Mexico Government International Bond (Mexico), Series A, Sr. Unsec. Medium-Term Global Notes, 6.05%, 01/11/40	310,000	368,125
Russian Foreign Bond — Eurobond (Russia), Sr. Unsec. Notes, 3.63%, 04/29/15(b)	1,700,000	1,734,000

		2,102,125

Specialized Finance—1.15%
Moody’s Corp., Sr. Unsec. Notes, 5.50%, 09/01/20	4,420,000	4,800,952
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Specialized Finance—(continued)
National Rural Utilities Cooperative Finance Corp.,
Sr. Sec. Collateral Trust Bonds, 3.05%, 03/01/16	$3,100,000	$3,244,069
Sr. Sec. Collateral Trust Global Bonds, 10.38%, 11/01/18	1,870,000	2,669,619

		10,714,640

Specialized REIT’s—1.32%
Entertainment Properties Trust, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	3,965,000	4,186,102
HCP, Inc., Sr. Unsec. Notes, 3.75%, 02/01/16	1,100,000	1,108,533
Host Hotels & Resorts L.P., Sr. Gtd. Global Notes, 6.00%, 11/01/20	255,000	256,912
Omega Healthcare Investors, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/15/22	35,000	34,650
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	3,125,000	3,080,078
Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 4.75%, 06/01/21	3,725,000	3,596,727

		12,263,002

Specialty Chemicals—0.10%
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	365,000	365,912
LyondellBasell Industries N.V. (Netherlands), Sr. Gtd. Notes, 6.00%, 11/15/21(b)	25,000	25,563
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	100,000	100,000
NewMarket Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/16	125,000	128,672
PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	325,000	334,750

		954,897

Specialty Stores—0.06%
Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	350,000	343,000
Staples Inc., Sr. Unsec. Gtd. Global Notes, 9.75%, 01/15/14	200,000	228,750

		571,750

Steel—1.23%
AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 05/15/20	110,000	100,925
APERAM (Luxembourg), Sr. Unsec. Notes, 7.38%, 04/01/16(b)	150,000	137,250
ArcelorMittal (Luxembourg),
Sr. Unsec. Global Bonds, 9.85%, 06/01/19	2,000,000	2,138,879
Sr. Unsec. Global Notes,
5.50%, 03/01/21	585,000	511,264
6.13%, 06/01/18	760,000	738,650
6.75%, 03/01/41	585,000	500,483
7.00%, 10/15/39	4,330,000	3,831,822
FMG Resources Pty. Ltd. (Australia),
Sr. Unsec. Gtd. Notes,
6.38%, 02/01/16(b)	140,000	129,494
7.00%, 11/01/15(b)	150,000	145,500
United States Steel Corp., Sr. Unsec. Notes, 7.00%, 02/01/18	225,000	218,250
Vale Overseas Ltd. (Brazil),
Sr. Unsec. Gtd. Global Notes,
4.63%, 09/15/20	655,000	657,602
6.88%, 11/10/39	2,080,000	2,335,143

		11,445,262

Systems Software—0.06%
Allen Systems Group, Inc., Sec. Gtd. Notes, 10.50%, 11/15/16(b)	645,000	559,538

Technology Distributors—0.35%
Avnet Inc., Sr. Unsec. Notes, 5.88%, 06/15/20	3,135,000	3,289,802

Textiles—0.10%
Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	945,000	942,637

Tires & Rubber—0.03%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	185,000	192,863
Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd Notes, 8.25%, 08/15/20	115,000	122,475

		315,338

Tobacco—0.77%
Altria Group, Inc.,
Sr. Unsec. Gtd. Global Notes,
4.13%, 09/11/15	1,300,000	1,403,366
4.75%, 05/05/21	3,905,000	4,098,628
9.70%, 11/10/18	1,250,000	1,640,670

		7,142,664

Trading Companies & Distributors—0.09%
H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16	575,000	583,625
Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 11/15/18	125,000	128,750
RSC Equipment Rental Inc./RSC Holdings III LLC, Sr. Unsec. Gtd. Global Notes, 8.25%, 02/01/21	135,000	130,275

		842,650

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

		Principal
		Amount	Value

Trucking—0.11%
AE Escrow Corp., Sr. Unsec Gtd. Notes, 9.75%, 03/15/20(b)		$75,000	$76,125
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19		340,000	331,500
Hertz Corp. (The),
Sr. Unsec. Gtd. Global Notes,
6.75%, 04/15/19		260,000	253,500
7.38%, 01/15/21		320,000	319,200
7.50%, 10/15/18		40,000	40,100

			1,020,425

Wireless Telecommunication Services—1.79%
America Movil S.A.B de C.V. (Mexico), Sr. Unsec. Gtd. Global Notes, 6.13%, 03/30/40		2,320,000	2,599,535
American Tower Corp.,
Sr. Unsec. Global Notes, 4.63%, 04/01/15		2,415,000	2,522,430
Sr. Unsec. Notes, 4.50%, 01/15/18		1,555,000	1,566,258
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)		585,000	485,550
Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20		800,000	628,000
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 4.88%, 08/15/20(b)		5,750,000	5,980,000
Digicel Group Ltd. (Bermuda), Sr. Unsec. Notes, 8.88%, 01/15/15(b)		465,000	456,281
MetroPCS Wireless Inc.,
Sr. Unsec. Gtd. Notes,
6.63%, 11/15/20		345,000	304,463
7.88%, 09/01/18		105,000	100,341
SBA Telecommunications Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 08/15/19		680,000	730,150
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19		535,000	413,287
Sprint Nextel Corp.,
Sr. Unsec. Gtd. Notes, 9.00%, 11/15/18		100,000	101,500
Sr. Unsec. Notes, 11.50%, 11/15/21		80,000	76,400
Wind Acquisition Finance S.A. (Luxembourg),
Sr. Sec. Gtd. Notes,
7.25%, 02/15/18(b)		200,000	171,000
11.75%, 07/15/17(b)		670,000	572,850

			16,708,045

Total U.S. Dollar Denominated Bonds & Notes (Cost $785,248,658)			807,530,282

U.S. Treasury Securities—7.42%
U.S. Treasury Bills—0.13%
0.10%(g)(h)	11/15/12	1,200,000	1,198,764

U.S. Treasury Notes—3.95%
2.00%	04/30/16	12,675,000	13,352,320
1.75%	05/31/16	1,800,000	1,875,375
1.50%	07/31/16	8,700,000	8,952,844
1.00%	08/31/16	3,000,000	3,016,406
3.63%	02/15/21	5,000,000	5,712,500
3.13%	05/15/21	3,600,000	3,952,125

			36,861,570

U.S. Treasury Bonds—3.34%
4.75%	02/15/41	20,255,000	27,065,744
4.38%	05/15/41	3,185,000	4,021,062

			31,086,806

Total U.S. Treasury Securities (Cost $62,931,607)			69,147,140

Asset-Backed Securities—2.00%
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4, Variable Rate Pass Through Ctfs., 5.47%, 01/12/45(d)		2,575,000	2,876,166
Countrywide Asset-Backed Ctfs., Series 2007-4, Class A1B, Pass Through Ctfs., 5.81%, 09/25/37		506,202	496,948
Credit Suisse Mortgage Capital Ctfs., Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.71%, 09/26/34(b)(d)		1,274,704	1,205,062
GS Mortgage Securities Corp. II, Series 2010-C1, Class C, Variable Rate Pass Through Ctfs., 5.64%, 08/10/43(b)(d)		4,000,000	3,609,900
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.37%, 09/15/39		2,880,000	3,177,104
Santander Drive Auto Receivables Trust, Series 2011-1, Class D, Pass Through Ctfs., 4.01%, 02/15/17		3,300,000	3,294,854
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A2, Variable Rate Pass Through Ctfs., 5.46%, 08/15/39(d)		373,314	379,665
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.38%, 10/15/44(d)		1,510,000	1,462,668
Wells Fargo Mortgage Backed Securities Trust,-Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.63%, 12/25/34(d)		2,324,985	2,109,853

Total Asset-Backed Securities (Cost $17,442,857)			18,612,220

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

		Principal
		Amount	Value

Municipal Obligations—0.75%
Alameda (County of), California Joint Powers Authority (Multiple Capital); Series 2010 A, Taxable Lease RB, 7.05%, 12/01/44		$2,535,000	$3,074,955
California (State of); Series 2009, Unlimited Tax GO Bonds, 5.95%, 04/01/16		330,000	371,580
Florida (State of) Development Finance Corp. (Palm Bay Academy Inc.); Series 2007 B, Taxable RB, 9.00%, 05/15/18		605,000	571,483
Florida Development Finance Corp. (Palm Bay Academy Inc.); Series 2006 B, Taxable RB, 7.50%, 05/15/17		575,000	512,066
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable RB, 6.64%, 04/01/57		2,175,000	2,251,647
Milwaukee (City of), Wisconsin Redevelopment Authority (Academy of Learning and Leadership, Inc.);
Series 2007 B, Taxable Redevelopment Education RB, 7.56%, 08/01/16		330,000	98,980
Series 2007 C, Taxable Redevelopment Education RB, 7.56%, 08/01/13		220,000	65,987

Total Municipal Obligations (Cost $6,817,019)			6,946,698

Non-U.S. Dollar Denominated Bonds & Notes—0.58%(i)
Brazil—0.05%
Banco Bradesco S.A., Sr. Unsec. Notes, 4.10%, 03/23/15(b)	BRL	460,000	466,972

Canada—0.03%
Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	255,000	252,525

Ireland—0.04%
Nara Cable Funding Ltd., Sr. Sec. Notes, 8.88%, 12/01/18(b)	EUR	300,000	345,718

Italy—0.01%
Lottomatica SpA, Jr. Unsec. Sub. REGS Bonds, 8.25%, 03/31/66(b)	EUR	140,000	140,169

Luxembourg—0.14%
Cirsa Funding Luxembourg S.A., Sr. Gtd. Euro REGS Notes, 8.75%, 05/15/18(b)	EUR	185,000	191,128
Codere Finance Luxembourg S.A.,
Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	100,000	118,935
Sr. Sec. Gtd. REGS Notes, 8.25%, 06/15/15(b)	EUR	175,000	208,136
KION Finance S.A., Sr. Sec. Gtd Notes, 7.88%, 04/15/18(b)	EUR	100,000	101,464
Mark IV Europe Lux SCA/Mark IV USA SCA, Sr. Sec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	300,000	409,218
Sunrise Communications Holdings S.A., Sr. Sec. Gtd. Euro Medium-Term REGS Notes, 8.50%, 12/31/18(b)	EUR	100,000	131,702
Xefin Lux SCA, Sr. Sec. Notes, 8.00%, 06/01/18(b)	EUR	100,000	121,455

			1,282,038

Netherlands—0.11%
Elster Finance B.V., Sr. Unsec. Gtd. Notes, 6.25%, 04/15/18(b)	EUR	200,000	264,076
Goodyear Dunlop Tires Europe B.V., Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)	EUR	300,000	375,956
Ziggo Bond Co. B.V., Sr. Sec. Gtd. Notes, 8.00%, 05/15/18(b)	EUR	270,000	353,782

			993,814

New Zealand—0.12%
ANZ National Int’l Ltd., Sr. Unsec. Gtd. Notes, 2.38%, 12/21/12(b)	NZD	1,145,000	1,152,209

United Kingdom—0.08%
EC Finance PLC, Sr. Sec. Gtd. Euro REGS Notes, 9.75%, 08/01/17(b)	EUR	100,000	100,792
Exova PLC, Sr. Unsec. Notes, 10.50%, 10/15/18(b)	GBP	100,000	136,100
Kerling PLC, Sr. Sec. Gtd. Notes, 10.63%, 02/01/17(b)	EUR	50,000	58,796
Odeon & UCI Finco PLC, Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	325,000	471,801

			767,489

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $5,881,072)			5,400,934

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

U.S. Government Sponsored Mortgage-Backed Securities—0.31%
Federal Home Loan Mortgage Corp. (FHLMC)—0.15%
Pass Through Ctfs.,
7.00%, 06/01/15 to 06/01/32	$524,896	$600,330
6.50%, 04/01/16 to 08/01/32	97,106	108,659
5.50%, 09/01/16 to 11/01/18	293,541	318,285
6.00%, 04/01/17 to 10/01/32	348,689	381,629
7.50%, 06/01/30	1,982	2,314

		1,411,217

Federal National Mortgage Association (FNMA)—0.10%
Pass Through Ctfs.,
7.50%, 11/01/15 to 05/01/32	65,034	76,109
7.00%, 02/01/16 to 09/01/32	204,658	231,863
5.00%, 01/01/18 to 09/01/18	230,613	249,038
8.50%, 10/01/28	30,375	35,490
6.50%, 03/01/29 to 08/01/34	231,241	260,375
8.00%, 10/01/30 to 04/01/32	103,839	122,123

		974,998

Government National Mortgage Association (GNMA)—0.06%
Pass Through Ctfs.,
7.50%, 06/15/23	106,777	124,329
8.50%, 11/15/24	38,075	42,044
8.00%, 09/20/26	26,534	31,262
6.50%, 03/15/31 to 07/15/32	165,499	191,699
7.00%, 04/15/31 to 08/15/31	9,466	11,025
6.00%, 01/15/32 to 02/15/33	131,784	149,160

		549,519

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $2,703,423)		2,935,734

	Shares
Preferred Stocks—0.17%
Consumer Finance—0.03%
Ally Financial, Inc.,
Series A, 8.50% Variable Rate Pfd.,(d)	7,680	133,248
Series G, 07.00% Pfd. (b)	36	25,223
GMAC Capital Trust I Series 2, 8.13% Jr. Sub. Gtd. Variable Pfd.(d)	8,430	160,170

		318,641

Industrial REIT’s—0.01%
DuPont Fabros Technology, Inc. Series B, 7.63% Pfd.	2,960	72,550

Regional Banks—0.12%
PNC Financial Services Group, Inc., Series O, Jr. Unsec. Sub. Variable Rate, 6.75% Pfd.(d)	120,000	117,000
Zions Bancorp. Series C, 9.50% Pfd.	40,400	1,019,696

		1,136,696

Tires & Rubber—0.01%
Goodyear Tire & Rubber Co. (The) $2.94 Conv. Pfd.	2,460	119,039

Total Preferred Stocks (Cost $3,165,035)		1,646,926

Common Stocks—0.02%
Broadcasting—0.00%
Adelphia Recovery Trust Series ACC-1(j)	859,558	86

Cable & Satellite—0.00%
Adelphia Communications Corp.(k)	8,850	2,213

Integrated Telecommunication Services—0.02%
Largo Limited -Class A (Luxembourg)(k)	13,363	18,192
Largo Limited -Class B (Luxembourg)(k)	120,270	163,732

		181,924

Total Common Stocks (Cost $728,108)		184,223

Money Market Funds—0.94%
Liquid Assets Portfolio — Institutional Class (l)	4,367,785	4,367,785
Premier Portfolio — Institutional Class (l)	4,367,785	4,367,785

Total Money Market Funds (Cost $8,735,570)		8,735,570

TOTAL INVESTMENTS—98.86% (Cost $893,653,349)		921,139,727

OTHER ASSETS LESS LIABILITIES—1.14%		10,598,069

NET ASSETS—100.00%		$931,737,796

Investment Abbreviations:

BRL	— Brizillian Real

CAD	— Canadian Dollar

Ctfs.	— Certificates

Conv.	— Convertable

EUR	— Euro

Deb.	— Debenture

FHLMC	— Federal Home Loan Mortgage Corp.

FNMA	— Federal National Mortgage Association

GBP	— British Pound

GNMA	— Government National Mortgage Association

GO	— General Obligation

Gtd.	— Guaranteed
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

Schedule of Investments
November 30, 2011
(Unaudited)

Jr.	— Junior

NZD	— New Zealand Dollar

Pfd.	— Preferred

PIK	— Payment in Kind

RB	— Revenue Bonds

REGS	— Regulation S

REIT	— Real Estate Investment Trust

Sec.	— Secured

Sr.	— Senior

Sub.	— Subordinated

Unsec.	— Unsecured

Unsub.	— Unsubordinated
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2011 was $195,554,763, which represented 20.99% of the Trust’s Net Assets.

(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2011 was $539,512, which represented 0.06% of the Fund’s Net Assets

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(e)	Perpetual bond with no specific maturity date.

(f)	Interest payments have been suspended under European Union agreement for 24 months beginning April 30, 2010.

(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(i)	Foreign denominated security. Principal amount is denominated in currency indicated.

(j)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(k)	Non-income producing security.

(l)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Van Kampen Corporate Bond Fund

A.	Security Valuations — (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
Invesco Van Kampen Corporate Bond Fund

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
H.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
     Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
     A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the
Invesco Van Kampen Corporate Bond Fund

H.	Swap Agreements — (continued)

swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
     Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
     Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
I.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Van Kampen Corporate Bond Fund

During the nine months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total
Equity Securities	$10,240,359	$326,360	$—	$10,566,719
U.S. Treasury Securities	—	69,147,140	—	69,147,140
U.S. Government Sponsored Securities	—	2,935,734	—	2,935,734
Corporate Debt Securities	—	805,428,257	0	805,428,257
Foreign Sovereign Debt		2,102,025	—	2,102,025
Asset-Backed Securities	—	18,612,220	—	18,612,220
Municipal Obligations	—	6,946,698	—	6,946,698
Foreign Debt Securities	—	5,400,934	—	5,400,934

	$10,240,359	$910,899,368	$0	$921,139,727

Foreign Currency Contracts*	76,992	—	—	76,992
Futures*	(653,549)	—	—	(653,549)

Total Investments	$9,663,802	$910,899,368	$0	$920,563,170

*	Unrealized appreciation (depreciation).
NOTE 3 — Derivative Investments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Open Futures Contracts
				Unrealized
	Number of	Expiration	Notional	Appreciation
Long Contracts	Contracts	Month	Value	(Depreciation)

U.S. Ultra Bonds	167	March 2012	$25,958,063	$(650,085)
U.S. Treasury 5 Year Notes	1,170	March 2012	143,489,531	(42,201)

Subtotal			$169,447,594	$(692,286)

Short Contracts
U.S. Treasury 10 Year Notes	1,048	March 2012	$(135,552,250)	$38,737

Total			$33,895,344	$(653,549)

Open Foreign Currency Contracts

Settlement		Contract to				Notional	Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation

02/09/2012	RBC Dain Rauscher	EUR	2,216,000	USD	3,050,811	$2,979,982	$70,829
02/17/2012	Salomon Smith Barney	GBP	405,000	USD	641,309	635,146	6,163

Total open foreign currency contracts							$76,992

Closed Foreign Currency Contracts

Closed		Contract to				Notional	Realized
Date	Counterparty	Deliver		Receive		Value	Gain

02/09/2012	RBC Dain Rauscher	EUR	102,000	USD	140,425	$135,638	$4,787
02/09/2012	RBC Dain Rauscher	EUR	24,000	USD	33,041	31,998	1,043

Total closed foreign currency contracts							$5,830

Total foreign currency contracts							$82,822

Currency Abbreviations: EUR — Euro	GBP — British Pound Sterling	USD — U.S. dollar
Invesco Van Kampen Corporate Bond Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2011 was $226,354,392 and $288,548,741, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$47,319,239
Aggregate unrealized (depreciation) of investment securities	(21,185,956)

Net unrealized appreciation of investment securities	$26,133,283

Cost of investments for tax purposes is $895,006,444.
Invesco Van Kampen Corporate Bond Fund

Item 2. Controls and Procedures.
(a)	As of December 15, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 15, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Investment Securities Funds (Invesco Investment Securities Funds)

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	January 27, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	January 27, 2012

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date:	January 27, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.